As filed with the Securities and Exchange Commission on April 5, 2012
1933 Act File No. [                    ]

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐
(Check appropriate box or boxes)
INVESCO VAN KAMPEN MUNICIPAL TRUST
(Exact Name of Registrant as Specified in Charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of Principal Executive Offices) (Zip Code)
(713) 626-1919
(Registrant’s Telephone Number, including Area Code)
John M. Zerr, Esq.
11 Greenway Plaza
Suite 2500
Houston, Texas 77046
(713) 626-1919
(Name and Address of Agent for Service of Process)
Copies to:

Stephen R. Rimes, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103
Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Calculation of Registration Fee under the Securities Act of 1933:

Proposed
		Proposed	Maximum
Title of Securities	Amount Being	Maximum Offering	Aggregate Offering	Amount of
Being Registered	Registered	Price per Unit	Price(1)	Registration Fee
Common Shares of Beneficial Interest			$238,500,574	$27,332

(1)	Estimated solely for purposes of calculating the registration fee. Based on average high and low reported price for Invesco Van Kampen Massachusetts Value Municipal Income Trust Common Shares on April 2, 2012, average of high and low reported price for Invesco Van Kampen Ohio Quality Municipal Trust Common Shares on April 2, 2012 and average of high and low reported price for Invesco Van Kampen Trust for Investment Grade New Jersey Municipals Common Shares on April 2, 2012, in accordance with Rule 457(f)(1) under the Securities Act of 1933.

Invesco Van Kampen Massachusetts Value Municipal Income Trust
Invesco Van Kampen Ohio Quality Municipal Trust
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals
Invesco Van Kampen Municipal Trust
1555 Peachtree Street, N.E.
Atlanta, GA 30309
(800) 341-2929
NOTICE OF JOINT ANNUAL MEETING OF SHAREHOLDERS
To Be Held on July 17, 2012
          Notice is hereby given to holders of common shares of beneficial interest (“Common Shares”) of Invesco Van Kampen Massachusetts Value Municipal Income Trust (“VMV”), Invesco Van Kampen Ohio Quality Municipal Trust (“VOQ”), Invesco Van Kampen Trust for Investment Grade New Jersey Municipals (“VTJ,” and together with VMV and VOQ, the “Target Funds”), and Invesco Van Kampen Municipal Trust (the “Acquiring Fund” or “VKQ”) that the Funds will hold a joint annual meeting of shareholders (the “Meeting”) on July 17, 2012, at [2:00] p.m., Eastern time, at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Target Funds and the Acquiring Fund collectively are referred to as the “Funds” and each is referred to individually as a “Fund.” At the Meeting, holders of Common Shares (“Common Shareholders”) will be asked to vote on the following proposals:
1)	For each Fund, approval of an Agreement and Plan of Redomestication that provides for the reorganization of such Fund as a Delaware statutory trust.

2)	Approval of the merger of each Target Fund into the Acquiring Fund, which shall require the following shareholder actions:
(a) For each Target Fund, approval of an Agreement and Plan of Merger that provides for such Target Fund to merge with and into the Acquiring Fund.
(b) For the Acquiring Fund, approval of the following sub-proposals:
(i) Approval of an Agreement and Plan of Merger that provides for VMV to merge with and into the Acquiring Fund.
(ii) Approval of an Agreement and Plan of Merger that provides for VOQ to merge with and into the Acquiring Fund.
(iii) Approval of an Agreement and Plan of Merger that provides for VTJ to merge with and into the Acquiring Fund.
3)	For each Fund, the election of a class of Trustees to its Board of Trustees, as follows:
(a) For VMV, the election of three Class I Trustees to its Board of Trustees.
(b) For VTJ, VOQ and the Acquiring Fund, the election of one Class II Trustee to its Board of Trustees.
          Each Fund may also transact such other business as may properly come before the Meeting or any adjournment or postponement thereof.
          Common Shareholders of record as of the close of business on May 23, 2012, are entitled to notice of, and to vote at, the Meeting or any adjournment or postponement thereof. Holders of the Funds’ preferred shares of beneficial interest, whose voting instructions are being separately solicited, will also vote on certain matters at the Meeting.

          The Board of Trustees of each Fund requests that you vote your shares by either (i) completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or (ii) voting by telephone or via the internet using the instructions on the proxy card. Please vote your shares promptly regardless of the number of shares you own.
          Each Target Fund does not believe that its shareholders are entitled to appraisal rights in connection with its merger. However, the availability of dissenters’ appraisal rights in connection with such a transaction involving a Massachusetts business trust has not been judicially determined, and, accordingly, depending on such determination, Target Fund shareholders may be entitled to appraisal rights under Massachusetts law. Any shareholder seeking to assert appraisal rights with respect to a merger will be required to give written notice, before the shareholders’ vote on whether to approve the merger, of the shareholder’s intent to demand payment pursuant to appraisal rights, and to comply with the requirement to not vote to approve the merger.
          Each Fund’s Board recommends that you cast your vote for the above proposals and for all the Trustee nominees as described in the Joint Proxy Statement/Prospectus.
By order of the Board of Trustees:

John M. Zerr
Senior Vice President, Secretary and
Chief Legal Officer
June [__], 2012
IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE JOINT
ANNUAL MEETING OF SHAREHOLDERS TO BE HELD JULY 17, 2012:
The proxy statement and annual report to shareholders are available at www.invesco.com/us.

Invesco Van Kampen Massachusetts Value Municipal Income Trust
Invesco Van Kampen Ohio Quality Municipal Trust
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals
Invesco Van Kampen Municipal Trust
1555 Peachtree Street, N.E.
Atlanta, GA 30309
(800) 341-2929
JOINT PROXY STATEMENT/PROSPECTUS
June [__], 2012

Introduction
          This Joint Proxy Statement/Prospectus (the “Proxy Statement”) contains information that holders of common shares of beneficial interest (“Common Shares”) of Invesco Van Kampen Massachusetts Value Municipal Income Trust (“VMV”), Invesco Van Kampen Ohio Quality Municipal Trust (“VOQ”), Invesco Van Kampen Trust for Investment Grade New Jersey Municipals (“VTJ,” and together with VMV and VOQ, the “Target Funds”), and Invesco Van Kampen Municipal Trust (the “Acquiring Fund” or “VKQ”) should know before voting on the proposals that are described herein. The Target Funds and the Acquiring Fund collectively are referred to as the “Funds” and each is referred to individually as a “Fund.”
          A joint annual meeting of the shareholders of the Funds (the “Meeting”) will be held at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309 on July 17, 2012, at [2:00] p.m., Eastern time. The following describes the proposals to be voted on by holders of Common Shares (“Common Shareholders”) at the Meeting:
1)	For each Fund, approval of an Agreement and Plan of Redomestication that provides for the reorganization of such Fund as a Delaware statutory trust.

2)	Approval of the merger of each Target Fund into the Acquiring Fund, which shall require the following shareholder actions:
(a) For each Target Fund, approval of an Agreement and Plan of Merger that provides for such Target Fund to merge with and into the Acquiring Fund.
(b) For the Acquiring Fund, approval of the following sub-proposals:
(i) Approval of an Agreement and Plan of Merger that provides for VMV to merge with and into the Acquiring Fund.
(ii) Approval of an Agreement and Plan of Merger that provides for VOQ to merge with and into the Acquiring Fund.
(iii) Approval of an Agreement and Plan of Merger that provides for VTJ to merge with and into the Acquiring Fund.
3)	For each Fund, the election of a class of Trustees to its Board of Trustees, as follows:
(a) For VMV, the election of three Class I Trustees to its Board of Trustees.
(b) For VTJ, VOQ and the Acquiring Fund, the election of one Class II Trustee to its Board of Trustees.

i

          Each Fund may also transact such other business as may properly come before the Meeting or any adjournment or postponement thereof.
          The redomestications contemplated by Proposal 1 are referred to herein each individually as a “Redomestication” and together as the “Redomestications.” The mergers contemplated by Proposal 2 are referred to herein each individually as a “Merger” and together as the “Mergers.”
          The Boards of Trustees of the Funds (the “Boards”) have fixed the close of business on May 23, 2012, as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment or postponement thereof. Shareholders will be entitled to one vote for each share held (and a proportionate fractional vote for each fractional share). Holders of the preferred shares of beneficial interest (“Preferred Shares”) of the Funds, whose voting instructions are being separately solicited, will also vote on certain matters at the Meeting.
          This Proxy Statement, the enclosed Notice of Joint Annual Meeting of Shareholders, and the enclosed proxy card will be mailed on or about [June 21], 2012, to all Common Shareholders eligible to vote at the Meeting. Each Fund is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Common Shares of each Fund are listed on the Chicago Stock Exchange. The Common Shares of VOQ, VTJ and the Acquiring Fund are also listed on the New York Stock Exchange, and the Common Shares of VMV are also listed on NYSE Amex (collectively with the New York Stock Exchange and the Chicago Stock Exchange, the “Exchanges”). This document is both a proxy statement for Common Shares of each Fund and also a prospectus for Common Shares of the Acquiring Fund.
          The Meeting is scheduled as a joint meeting of the shareholders of the Funds and certain affiliated funds, whose votes on proposals applicable to such funds are being solicited separately, because the shareholders of the funds are expected to consider and vote on similar matters. In the event that a shareholder of a Fund present at the Meeting objects to the holding of a joint meeting and moves for an adjournment of the meeting of such Fund to a time immediately after the joint meeting so that such Fund’s meeting may be held separately, the persons named as proxies will vote in favor of the adjournment.
          A joint Proxy Statement is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of separate proxy materials for each Fund. You should retain this Proxy Statement for future reference, as it sets forth concisely information about the Funds that you should know before voting on the proposals and because it will be the only prospectus you receive for your Acquiring Fund Common Shares. Additional information about each Fund is available in the annual and semi-annual reports to shareholders of such Fund. These documents are on file with the U.S. Securities and Exchange Commission (the “SEC”). The statement of additional information to this Proxy Statement (the “SAI”), dated the same date as this Proxy Statement, includes additional information about the Funds that is incorporated herein by reference and is deemed to be part of this Proxy Statement. Each Fund’s most recent annual report to shareholders, which contains audited financial statements for the Funds’ most recently completed fiscal year, and each Fund’s most recent semi-annual report to shareholders have been previously mailed to shareholders and are available on the Funds’ website at www.invesco.com/us. Copies of all of these documents are available upon request without charge by writing to the Funds at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or by calling (800) 341-2929.
          You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing to the Public Reference Branch, Office of Consumer Affairs and Information Services, U.S. Securities and Exchange Commission, Washington, D.C. 20549-1520. You may also inspect reports, proxy material and other information concerning each of the Funds at the Exchanges.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

          No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

PROPOSAL 1: APPROVAL OF REDOMESTICATION
On what am I being asked to vote?
          Each Fund’s shareholders are being asked to approve an Agreement and Plan of Redomestication (a “Plan of Redomestication”) providing for the reorganization of the Fund as a Delaware statutory trust. Each Fund is currently a Massachusetts business trust. Each Fund’s Plan of Redomestication provides for the Fund to transfer all of its assets and liabilities to a newly formed Delaware statutory trust whose capital structure will be substantially the same as the Fund’s current structure, after which Fund shareholders will own shares of the Delaware statutory trust and the Massachusetts business trust will be liquidated and terminated. The Redomestication is only a change to your Fund’s legal form of organization and there will be no change to the Fund’s investments, management, fee levels or federal income tax status as a result of the Redomestication.
          Each Fund’s Redomestication may proceed even if other Redomestications are not approved by shareholders or are for any other reason not completed. A form of the Plan of Redomestication is available in Exhibit A.
          By voting for this Proposal 1, you will be voting to become a shareholder of a fund organized as a Delaware statutory trust with portfolio characteristics, investment objectives, strategies, risks, trustees, advisory agreements and subadvisory arrangements and other arrangements that are substantially the same as those currently in place for your Fund.
Has my Fund’s Board of Trustees approved the Redomestication?
          Yes. Each Fund’s Board has reviewed and unanimously approved the Plan of Redomestication and this Proposal 1. The Board of each Fund recommends that shareholders vote for Proposal 1.
What are the reasons for the proposed Redomestications?
          The Redomestications will serve to standardize the governing documents and certain agreements of the Funds with each other and with other funds managed by Invesco Advisers, Inc. (the “Adviser”). This standardization is expected to streamline the administration of the Funds, which may result in cost savings and more effective administration by eliminating differences in governing documents or controlling law. In addition, the legal requirements governing business trusts under Massachusetts law are less certain and less developed than those under Delaware law, which sometimes necessitates the Funds bearing the cost to engage counsel to advise on the interpretation of such law.
          The Redomestications are also a necessary step for the completion of the Mergers described in Proposal 2 because, as Delaware statutory trusts, the Funds may merge with no delay in transactions that are expected to qualify as tax-free reorganizations. However, the Redomestication may proceed even if the Mergers described in Proposal 2 are not approved.
What effect will a Redomestication have on me as a shareholder?
          A Redomestication will have no direct effect on Fund shareholders’ investments. Each redomesticated Fund will have investment advisory agreements, subadvisory arrangements, administration agreements, custodian agreements, transfer agency agreements, and other service provider arrangements that are identical in all material respects to those in place immediately before the Redomestication, with certain non-substantive revisions to standardize such agreements across the Funds. For example, after the Redomestication, the investment advisory agreements of the Funds will contain standardized language describing how investment advisory fees are calculated, but there will be no change to the actual calculation methodology. Each Fund will continue to be served by the same individuals as trustees and officers, and each Fund will continue to retain the same independent registered public accounting firm. The portfolio characteristics, investment objectives, strategies and risks of each Fund will not change as a result of the Redomestications.
          Shareholder approval of a Redomestication will be deemed to constitute approval of the advisory and subadvisory agreements, as well as a vote for the election of the trustees, of the Delaware statutory trust. Accordingly, the Plan of Redomestication provides that the sole initial shareholder of each Delaware statutory trust will vote to approve the advisory and subadvisory agreements (which, as noted above, will be identical in all material respects to the Fund’s current agreements) and to elect the trustees of the Delaware statutory trust (which, as noted above, will be the same as the Fund’s current Trustees) after shareholder approval of the Redomestication but prior to the closing of each Redomestication.
          After the Redomestications, each Fund will be a Delaware statutory trust whose capital structure is substantially the same as its current structure. The Common Shares of each Fund will continue to have equal rights to the payment of dividends and the distribution of assets upon liquidation, and each Fund may not declare distributions on Common Shares unless all accrued dividends on the Fund’s Preferred Shares have been paid, and unless asset coverage with respect to the Fund’s Preferred Shares would be at least 200% after giving effect to the distributions.
          The governing documents of a Fund before and after its Redomestication will be similar, but will contain certain material differences. Under the new governing documents, Trustees will be elected by a majority vote (i.e., nominees must receive the vote of a majority of the outstanding shares entitled to vote), while under the current governing documents, Trustees are generally elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). In addition, the new governing documents will not provide shareholders the ability to remove Trustees or to call special meetings of shareholders, which actions are permitted under the current governing documents. The new governing documents will also contain a different shareholder voting standard with respect to a Fund’s merger, consolidation, or conversion to an open-end company that, in certain circumstances, may be a lower voting standard than under the current governing documents. The new governing documents permit termination of a Fund without shareholder approval, provided that at least 75% of the Trustees have approved such termination. The current governing documents require shareholder approval to terminate a Fund regardless of whether the Trustees have approved such termination. The new governing documents impose certain obligations on shareholders seeking to initiate a derivative action on behalf of a Fund that are not imposed under the current governing documents. The new governing documents will provide for election of Trustees by all shareholders voting together as a single class, except for those Trustees specifically designated to be elected solely by the holders of Preferred Shares (“Preferred Shareholders”). Preferred Shareholders currently vote with respect only to those Trustees designated to be elected solely by the Preferred Shareholders. A comparison of the current and proposed governing documents of the Funds is available in Exhibit B.
          The applicable Delaware statute, as applied to the Funds, will have a similar effect as the currently applicable Massachusetts statute, although the Delaware statute generally has significantly greater detail compared to the Massachusetts statute with respect to shareholder rights, voting, indemnification, and other provisions. Delaware law also limits the liability of shareholders of statutory trusts more clearly than the applicable statutes do with respect to Massachusetts business trusts. A brief comparison of the laws governing Massachusetts business trusts and Delaware statutory trusts is available in Exhibit C.
Will there be any tax consequences resulting from a Redomestication?
          The following is a general summary of the material U.S. federal income tax considerations of the Redomestications and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
          Each Redomestication is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. Each Fund is currently a Massachusetts business trust. Each Redomestication will be completed pursuant to a Plan of Redomestication that provides for the applicable Fund to transfer all of its assets and liabilities to a newly formed Delaware statutory trust (“DE-Fund”), after which Fund shareholders will own shares of the Delaware statutory trust and the Massachusetts business trust will be liquidated. Even though the Redomestication of a Fund is part of an overall plan to effect the Merger of each Target Fund with the Acquiring Fund, the Redomestications will be treated as separate transactions for U.S. federal income tax purposes. The principal federal income tax considerations that are expected to result from the Redomestication of an applicable Fund are as follows:
•	no gain or loss will be recognized by the Fund or the shareholders of the Fund as a result of the Redomestication;

•	no gain or loss will be recognized by the DE-Fund as a result of the Redomestication;

•	the aggregate tax basis of the shares of the DE-Fund to be received by a shareholder of the Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Fund; and

•	the holding period of the shares of the DE-Fund received by a shareholder of the Fund will include the period that a shareholder held the shares of the Fund (provided that such shares of the Fund are capital assets in the hands of such shareholder as of the Closing (as defined herein)).
          Neither the Funds nor the DE-Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Redomestications. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Fund and DE-Fund as to the foregoing federal income tax consequences of each Redomestication, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date (as defined herein), of certain representations of each Fund and DE-Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.” Opinions of counsel are not binding upon the IRS or the courts. If a Redomestication is consummated but the IRS or the courts determine that the Redomestication does not qualify as a tax-free reorganization under the Code, and thus is taxable, each Fund would recognize gain or loss on the transfer of its assets to its corresponding DE-Fund and each shareholder of the Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Fund shares and the fair market value of the shares of the DE-Fund it receives. The failure of one Redomestication to qualify as a tax-free reorganization would not adversely affect any other Redomestication.
When are the Redomestications expected to occur?
          If shareholders of a Fund approve Proposal 1, it is anticipated that such Fund’s Redomestication will occur in the third quarter of 2012.
What will happen if shareholders of a Fund do not approve Proposal 1?
          If Proposal 1 is not approved by a Fund’s shareholders or if a Redomestication is for other reasons not able to be completed, that Fund would not be redomesticated. In addition, that Fund would not participate in a Merger, even if that Fund’s shareholders approve the Merger under Proposal 2. If Acquiring Fund Shareholders do not approve Proposal 1 or if the Acquiring Fund’s Redomestication is for any other reason not completed, no Mergers would be completed. If Proposal 1 is not approved by shareholders, the applicable Fund’s Board will consider other possible courses of action for that Fund.
THE BOARDS RECOMMEND THAT YOU VOTE FOR THE APPROVAL OF PROPOSAL 1.
PROPOSAL 2: APPROVAL OF MERGERS
On what am I being asked to vote?
          Shareholders of each Target Fund are being asked to consider and approve a Merger of their Target Fund with and into the Acquiring Fund, as summarized below. Shareholders of the Acquiring Fund are also being asked to consider and approve each such Merger, which involves the issuance of new Common and Preferred Shares by the Acquiring Fund. If a Merger is approved, Common Shares of the Target Fund will be exchanged for newly issued Acquiring Fund Common Shares of equal aggregate net asset value. Preferred Shares of a Target Fund will be exchanged for newly issued Acquiring Fund Preferred Shares with substantially identical terms, including equal aggregate liquidation preferences.
          Each Merger will be completed pursuant to an Agreement and Plan of Merger (“Merger Agreement”) that provides for the applicable Target Fund to merge with and into the Acquiring Fund pursuant to the Delaware Statutory Trust Act. A form of the Merger Agreement is included as Exhibit D. Each Merger Agreement is substantially the same. The merger of one Target Fund and the Acquiring Fund may proceed even if the merger of the other Target Fund is not approved by shareholders or is for any other reason not completed. A Merger can proceed only if both the Target Fund and the Acquiring Fund have also approved their respective Redomestications.

SUMMARY OF KEY INFORMATION REGARDING THE MERGERS
          The following is a summary of certain information contained elsewhere in this Proxy Statement and in the Merger Agreement. Shareholders should read the entire Proxy Statement carefully for more complete information.
Has my Fund’s Board of Trustees approved the Merger(s)?
          Yes. Each Fund’s Board has reviewed and unanimously approved the Merger Agreement and this Proposal 2. Each Fund’s Board determined that the Mergers are in the best interest of each Fund and will not dilute the interests of the existing shareholders of any Fund. Each Fund’s Board recommends that shareholders vote for Proposal 2.
What are the reasons for the proposed Mergers?
          The Mergers proposed in this Proxy Statement are part of a larger group of transactions across the Adviser’s fund platform that began in early 2011. The Mergers are being proposed to reduce the number of closed-end funds with similar investment processes and investment philosophies managed by the Adviser.
          Fund shareholders may benefit from the Mergers by becoming shareholders of a larger Fund that may have a more diversified portfolio, [lower expense ratios, which could increase yields], greater market liquidity, more analyst coverage, and smaller spreads and trading discounts, although there is no guarantee that this will occur.
          In considering the Mergers and the Merger Agreement, the Board of each Fund considered these and other factors in concluding that the Mergers would be in the best interest of the Funds and would not dilute the interests of the existing shareholders of any Fund. The Boards’ considerations are described in more detail below in the section entitled “Additional Information about the Funds and the Mergers — Board Considerations in Approving the Mergers.”
What effect will a Merger have on me as a shareholder?
          If you own Target Fund Common Shares, you will, after the Merger, own Common Shares of the Acquiring Fund with an aggregate net asset value equal to the Target Fund Common Shares you held immediately before the Merger. It is likely, however, that the market value of such Common Shares will differ because market value reflects trading activity on the Exchanges and tends to vary from net asset value.
          It is expected that neither the Funds nor their shareholders will recognize any gain or loss for federal income tax purposes as a result of the Mergers. After the Merger of VMV, VOQ, or VTJ into the Acquiring Fund, shareholders of VMV, VOQ and VTJ living in the state of Massachusetts, Ohio or New Jersey, respectively, will lose the benefit of their respective Massachusetts, Ohio or New Jersey state tax exemption to the extent that the Acquiring Fund invests in securities whose distributions are not exempt from Massachusetts, Ohio or New Jersey state income tax, respectively, or to the extent that the Fund is no longer eligible to pass through to investors the tax-exempt nature of its income for state tax purposes. Shareholders should consult their own tax advisor regarding the effect, if any, of the Merger in light of their individual circumstances. For more information about the Federal tax consequences of the Merger, see the section below entitled “Summary of Key Information Regarding the Mergers — Will there be any tax consequences resulting from the Mergers?”
          If you are a Common Shareholder of the Acquiring Fund, your Common Shares of the Acquiring Fund will not be changed by a Merger, but will represent a smaller percentage interest in a larger fund.
          The principal differences between the Target Funds and the Acquiring Fund are described in the following sections.
How do the Funds’ investment objectives and principal investment strategies compare?
          The Funds have similar investment objectives, as shown in the table below. The primary difference between the Funds’ investment objectives is that, in addition to seeking to provide income that is exempt from federal income tax, each Target Fund seeks to provide income that is also exempt from the income tax of its respective state. Each Fund’s investment objective is fundamental and may be changed only with shareholder approval.

Investment Objectives

VTJ	Acquiring Fund (VKQ)

To provide a high level of current income exempt from federal income taxes and New Jersey gross income taxes, consistent with preservation of capital.	To provide a high level of current income exempt from federal income tax, consistent with preservation of capital.

VMV

To provide a high level of current income exempt from federal income taxes and Massachusetts personal income tax, consistent with preservation of capital.

VOQ

To provide a high level of current income exempt from federal and Ohio income taxes, consistent with preservation of capital.
          The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Funds. The main difference is that, to the extent that the Acquiring Fund invests in securities whose distributions are not exempt from Massachusetts, Ohio or New Jersey state income taxes or where the Acquiring Fund is not eligible to pass through to investors the tax-exempt nature of its income for state tax purposes, shareholders living in those states will likely no longer benefit from those tax exemptions.
          The section below entitled “Additional Information about the Funds and the Mergers — Principal Investment Strategies” provides more information on the principal investment strategies of the Target Funds and the Acquiring Fund and highlights certain key differences.
How do the Funds’ principal risks compare?
          The principal risks that may affect each Fund’s investment portfolio are similar. Each Fund is subject to the same risks, except the Acquiring Fund, which is not subject to special risk considerations regarding state municipal securities to the same degree as the Target Funds because it does not typically invest all of its assets in issuers located in the same state, although it has no policy limiting its investments in municipal securities whose issuers are located in the same state. As a result of the Mergers, however, the Acquiring Fund may invest a significant portion of its total assets in issuers located in Massachusetts, New Jersey or Ohio, in which case it would be more susceptible to adverse economic, business or regulatory conditions in those states.
          Investment in any of the Funds involves risks, including the risk that shareholders may receive little or no return on their investment, and the risk that shareholders may lose part or all of the money they invest. There can be no guarantee against losses resulting from an investment in a Fund, nor can there be any assurance that a Fund will achieve its investment objectives. Whether a Fund achieves its investment objectives depends on market conditions generally and on the Adviser’s analytical and portfolio management skills. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and a Fund’s performance may lag behind that of similar funds. The risks associated with an investment in a Fund can increase during times of significant market volatility. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Before investing in a Fund, potential shareholders should carefully evaluate the risks.
          Additional information on the principal risks of each Fund is included below under “Additional Information about the Funds and the Mergers — Principal Risks of an Investment in the Funds” and in the SAI.
How do the Funds’ expenses compare?
          The table below provides a summary comparison of the expenses of the Funds. The table also shows estimated expenses on a pro forma basis giving effect to the proposed Merger with [Target Fund] and giving effect to all of the Mergers. The pro forma expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown.
          It is anticipated that the lowest expense ratio will be achieved for the Acquiring Fund if all of the Mergers are completed and that the highest expense ratio will result if [target fund] is the only Target Fund that participates in a Merger with the Acquiring Fund. The range of impact to Fund expenses is reflected in the following expense table, which provides the highest and lowest projected expense ratios for the Acquiring Fund.

	Current*								Pro Forma*	Pro Forma*
Target Fund
									+	Target Funds
									Acquiring Fund	+
									(assumes only	Acquiring Fund
							Acquiring		Merger with	(assumes all of the
							Fund		[target fund] is	Mergers are
	VMV		VOQ		VTJ		(VKQ)		completed)	completed)
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None (a)		None (a)		None (a)		None (a)		None (a)	None (a)
Dividend Reinvestment Plan	None (b)		None (b)		None (b)		None (b)		None (b)	None (b)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (d)	[__]	%	[__]	%	[__]	%	[__]	%	[__] %(d)	[__] % (d)
[Interest and Related Expenses] (f)
Other Expenses	[__]	%	[__]	%	[__]	%	[__]	%	[__] %	[__] %
Acquired Fund Fees and Expenses [Delete this line item if it is 0.00% across all columns]	[__]	%(e)	[__]	%(e)	[__]	%(e)	[__]	%(e)	[__] %(e)	[__] %(e)
Total Annual Fund Operating Expenses	[__]	%(c)	[__]	%(c)	[__]	%(c)	[__]	%(c)	[__]	[__]
Fee Waiver and/or Expense Reimbursement [Delete this line item if fee waiver is 0.00% across all columns]	[0.00]	%	[0.00]	%	[0.00]	%	[0.00]	%	[0.00] %	[0.00] %
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement [Delete this line item if fee waiver is 0.00% across all columns]	[__]	%	[__]	%	[__]	%	[__]	%	[__] %	[__] %

*	[Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Funds. Preferred Shares do not bear any transaction or operating expenses of the Funds. Pro forma numbers are estimated as if the Merger(s) had been completed as of [March 1, 2011] and do not include the estimated costs of the Merger. The estimated Merger costs that each Target Fund will bear are [$100,000]. The Adviser estimates that shareholders will recoup these costs through reduced expenses in [10] months or less.] For more information on the costs of the Merger to be borne by the Funds, see “Costs of the Mergers” below.

(a)	Common Shares of each Fund purchased on the secondary market are not subject to sales charges, but may be subject to brokerage commissions or other charges.

(b)	Each participant in a Fund’s dividend reinvestment plan pays a proportionate share of the brokerage commissions incurred with respect to open market purchases in connection with such plan. For each Fund’s last fiscal year, participants in the plan incurred brokerage commissions representing $[0.03] per Common Share.

(c)	Based on estimated amounts for the current fiscal year.

(d)	[Although the management fee rates will not change in connection with the merger, the pro forma combined fund would have proportionately more leverage through Preferred Shares than is currently the case for any Target Fund.]

(e)	Unless otherwise indicated, Acquired Fund Fees and Expenses are less than 0.01%.

(f)	[“Interest and Related Expenses” arises because accounting rules require the Funds to treat interest paid by trusts issuing certain inverse floating rate investments held by the Funds as having been paid (indirectly) by the Funds. Because the Funds also recognize corresponding amounts of interest income (also indirectly), each Fund’s Common Share net asset value, net investment income and total return are not affected by this accounting treatment. The actual “Interest and Related Expenses” incurred in the future may be higher or lower.] [Dividends paid on each Fund’s currently outstanding Preferred Shares are recognized as interest expense for financial reporting purposes.] [The dividend payment rate vary based on ___.]

Expense Example
          This example compares the cost of investing in Acquiring Fund Common Shares with the cost of investing in Target Fund Common Shares based on the expense table set out above. The example also provides information on a pro forma basis giving effect to the proposed Merger with [Target Fund] and giving effect to all of the Mergers. It also assumes an investment at net asset value (“NAV”) of $1,000 for the periods shown; a 5% investment return each year; the Funds’ operating expenses remain the same each year; that any contractual fee limits or waivers are terminated after their current terms expire; and that all dividends and distributions are reinvested at NAV. Based on these assumptions the costs would be:

	1 Year		3 Years		5 Years		10 Years
Acquiring Fund (VKQ)	$	[__]	$	[__]	$	[__]	$	[__]
VMV	$	[__]	$	[__]	$	[__]	$	[__]
VOQ	$	[__]	$	[__]	$	[__]	$	[__]
VTJ	$	[__]	$	[__]	$	[__]	$	[__]
Pro Forma (Target Fund + Acquiring Fund, assuming only Merger with [target fund] is completed)	$	[__]	$	[__]	$	[__]	$	[__]
Pro Forma (Target Funds + Acquiring Fund, assuming all of the Mergers are completed)	$	[__]	$	[__]	$	[__]	$	[__]
          The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all registered funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.
          For further discussion regarding the Boards’ consideration of the fees and expenses of the Funds in approving the Mergers, see the section entitled “Additional Information about the Funds and the Mergers — Board Considerations in Approving the Mergers” in this Proxy Statement.
How do the after tax performance records of the Funds compare?
          The total after-tax return figures at NAV for each Fund’s Common Shares as of [______], 2012 are shown below. The returns below are not indicative of a Fund’s future performance. Additional performance information and a discussion of performance are included in each Fund’s most recent report to shareholders.

	1 Year		3 Years		5 Years		10 Years
Acquiring Fund (VKQ)	[___]	%	[___]	%	[___]	%	[___]	%
VMV	[___]	%	[___]	%	[___]	%	[___]	%
VOQ	[___]	%	[___]	%	[___]	%	[___]	%
VTJ	[___]	%	[___]	%	[___]	%	[___]	%
Barclays Capital Municipal Bond Index	[___]	%	[___]	%	[___]	%	[___]	%
Barclays Capital Massachusetts Municipal Index	[___]	%	[___]	%	[___]	%	[___]	%
Barclays Capital Ohio Municipal Index	[___]	%	[___]	%	[___]	%	[___]	%
Barclays Capital New Jersey Municipal Index	[___]	%	[___]	%	[___]	%	[___]	%
          As of [_____], 2012, VMV had a monthly distribution yield of [___]% per share, VOQ had a monthly distribution yield of [___]% per share, VTJ had a monthly distribution yield of [___]% per share and the Acquiring Fund had a monthly distribution yield of [___]% per share.
          After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Common Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How do the management, investment adviser and other service providers of the Funds compare?
          Each Fund is overseen by a Board composed of the same individuals and each Fund’s affairs are managed by the same officers, as described in Exhibit E. The Adviser, a registered investment adviser, serves as investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms for each Fund. The Adviser oversees the management of each Fund’s portfolio, manages each Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has acted as an investment adviser since its organization in 1976. As of [___], 2012, the Adviser had $[300.3] billion under management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.
          The Adviser is an indirect, wholly owned subsidiary of Invesco Ltd. (“Invesco”). Invesco is a leading independent global investment management company, dedicated to helping people worldwide build their financial security. Invesco provides a comprehensive array of enduring solutions for retail, institutional and high-net-worth clients around the world. Operating in [20] countries, Invesco had $[418.8] billion in assets under management as of [___], 2012. Invesco is organized under the laws of Bermuda, and its common shares are listed and traded on the New York Stock Exchange under the symbol “IVZ.” Invesco is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.
          All of the ordinary business expenses incurred in the operations of a Fund are borne by the Fund unless specifically provided otherwise in the advisory agreement. Expenses borne by the Funds include but are not limited to brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of registering and qualifying shares for sale, expenses relating to Trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, and the fees and other expenses incurred by the Funds in connection with membership in investment company organizations.
          A discussion of the basis for the Board’s most recent approval of each Fund’s investment advisory agreements is included in the Fund’s semiannual report for the six months ended August 31, 2011.
          The contractual advisory fee rate of the Acquiring Fund is the same as the advisory fee rate of each Target Fund. The following table compares the contractual advisory fee rates of the Funds.

VMV	VOQ	VTJ	Acquiring Fund (VKQ)
0.55%	0.55%	0.55%	0.55%
          Each of the Funds calculates its advisory fee as a percentage of its “managed assets,” which for this purpose means the Fund’s net assets, plus assets attributable to outstanding Preferred Shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles). As a result, the actual amount paid by each Fund, as a percentage of NAV, will typically exceed the contractual rate set out above. For more information, see the table above under “How do the Funds’ expenses compare?”
          Each Fund’s advisory agreement provides that the Adviser may delegate any and all of its rights, duties, and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to the Funds’ Master Intergroup Sub-Advisory Contract, the Invesco Sub-Advisers may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. Each Invesco Sub-Adviser is registered with the SEC as an investment adviser.
          Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, and auditor, provide substantially the same services to the Acquiring Fund. Each Fund has entered into a master administrative services agreement with the Adviser, pursuant to which the Adviser performs or arranges for the provision of accounting and other administrative services to the Funds which are not required to be performed by the Adviser under its investment advisory agreements with the Funds. The custodian for the Funds is State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111. The transfer agent and dividend paying agent for the Funds is Computershare Trust Company, N.A., P.O. Box 43078, Providence, Rhode Island 02940-3078.

Does the Acquiring Fund have the same portfolio managers as the Target Funds?
          The portfolio management teams of the Funds are similar, but certain portfolio managers are not the same. Information on the portfolio managers of the Funds is included below under “Additional Information about the Funds and the Mergers — Portfolio Managers” and in the SAI.
How do the distribution policies of the Funds compare?
          Each Fund declares and pays monthly dividends from net investment income to Common Shareholders. Each Fund declares daily and pays monthly dividends from net investment income to Preferred Shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to Common and Preferred Shareholders. Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Each Fund offers a dividend reinvestment plan for Common Shareholders, which is fully described in the Fund’s shareholder reports.
Will there be any tax consequences resulting from the Mergers?
          Each Merger is designed to qualify as a tax-free reorganization for federal income tax purposes and each Fund anticipates receiving a legal opinion to that effect (although there can be no assurance that the Internal Revenue Service will adopt a similar position). This means that the shareholders of each Target Fund will recognize no gain or loss for federal income tax purposes upon the exchange of all of their shares in such Target Fund for shares in the Acquiring Fund. After the Merger of VMV, VOQ, or VTJ into the Acquiring Fund, shareholders of VMV, VOQ and VTJ living in the state of Massachusetts, Ohio or New Jersey, respectively, will lose the benefit of their respective Massachusetts, Ohio or New Jersey state tax exemption to the extent that the Acquiring Fund invests in securities whose distributions are not exempt from Massachusetts, Ohio or New Jersey state income tax, respectively, or to the extent that the Fund is no longer eligible to pass through to investors the tax-exempt nature of its income for state tax purposes. Shareholders should consult their tax advisor about state and local tax consequences of the Mergers, if any, because the information about tax consequences in this Proxy Statement relates only to the federal income tax consequences of the Mergers.
          Prior to the closing of each Merger, each Target Fund will declare one or more dividends, and the Acquiring Fund may, but is not required to, declare a dividend, payable at or near the time of closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2012 calendar year and, to the extent a distribution is not an “exempt-interest dividend” (as defined in the Code), the distribution may be taxable to shareholders in such year for federal income tax purposes. It is anticipated that Fund distributions will be primarily dividends that are exempt from regular federal income tax, although a portion of such dividends may be taxable to shareholders as ordinary income or capital gains. Any such final distribution paid to Common Shareholders by a Target Fund will be made in cash and not reinvested in additional Common Shares of the Target Fund. See the discussion under “Description of Securities to be Issued — Dividend Reinvestment Plan” for further information.
When are the Mergers expected to occur?
          If shareholders of a Target Fund and the Acquiring Fund approve the Merger and the Redomestication (Proposal 1), it is anticipated that the Merger will occur in the third quarter of 2012.
What will happen if shareholders of a Fund do not approve a Merger?
          If a Merger is not approved by shareholders or is for other reasons unable to be completed, the applicable Fund will continue to operate and the Fund’s Board will consider other possible courses of action for the Fund.
What if I do not wish to participate in the Merger?
          If you are a Target Fund Common Shareholder and you do not wish to have your Target Fund Common Shares exchanged for Common Shares of the Acquiring Fund, you may sell your Target Fund Common Shares on an Exchange prior to the consummation of the Merger. Acquiring Fund Common Shareholders may also sell their Common Shares if they do not want to continue to own Common Shares in the combined Fund following a Merger. If you sell your Common Shares, you will incur any applicable brokerage charges, and if you hold Common Shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the Common Shares and the amount you receive for them. After the Merger, you may sell your Common Shares of the Acquiring Fund on an Exchange.
          Each Target Fund’s governing documents provide that shareholders do not have the right to dissent and obtain payment of the fair value of their shares, and each Target Fund believes that its Common Shareholders will not have such rights. However, because certain contrary interpretations of applicable Massachusetts law could apply to the Target Funds, information with respect to dissenters’ rights under Massachusetts law is provided under “Other Matters — Dissenters’ Rights.”
Where can I find more information about the Funds and the Mergers?
          The remainder of this Proxy Statement contains additional information about the Funds and the Mergers, as well as information on the other proposals to be voted on at the Meeting. You are encouraged to read the entire document. Additional information about each Fund can be found in the SAI and in the Fund’s shareholder reports. If you need any assistance, or have any questions regarding the Mergers or how to vote, please call Invesco Client Services at (800) 341-2929.
ADDITIONAL INFORMATION ABOUT THE FUNDS AND THE MERGERS
Principal Investment Strategies
          The following section compares the principal investment strategies of the Target Funds with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund may use other investment strategies and is also subject to certain additional investment policies and limitations, which are described in the SAI and in each Fund’s shareholder reports. Page [__] of this Proxy Statement describes how you can obtain copies of these documents.
          Investment Strategies. For the Acquiring Fund, VTJ and VMV, under normal market conditions, at least 80% of the Fund’s total assets will be invested in municipal securities. For VOQ, under normal market conditions, at least 80% of the Fund’s total assets will be invested in Ohio municipal securities. Each policy stated in the foregoing sentences is a fundamental policy and may not be changed without shareholder approval of a majority of the applicable Fund’s outstanding voting securities, as defined in the 1940 Act. Under normal market conditions, the Adviser seeks to achieve the Acquiring Fund’s investment objective by investing at least 80% of the Fund’s total assets in investment grade municipal securities. Under normal market conditions, the Adviser seeks to achieve VOQ’s investment objective by investing at least 80% of the Fund’s total assets in Ohio municipal securities rated investment grade at the time of investment. Under normal market conditions, the Adviser seeks to achieve VTJ’s investment objective by investing at least 80% of the Fund’s total assets in investment grade New Jersey municipal securities. Finally, under normal market conditions, the Adviser seeks to achieve VMV’s fundamental investment objective by investing at least 80% of the Fund’s total assets in Massachusetts municipal securities rated investment grade at the time of investment. Although the Acquiring Fund has no present intention to invest more than 25% of its assets in issuers located in the same state, it has no policy limiting its investments in municipal securities whose issuers are located in the same state and the Mergers may result in the Acquiring Fund having substantial holdings of Massachusetts, New Jersey and Ohio municipal securities.
          Each Fund defines investment grade securities as: (i) securities rated BBB- or higher by Standard & Poor’s Financial Services LLC, a subsidiary of the McGraw-Hill Companies, Inc. (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), (ii) comparably rated short term securities, or (iii) unrated municipal securities determined by the Adviser to be of comparable quality at the time of purchase.
          Under normal market conditions, each of the Acquiring Fund, VMV and VOQ may invest up to 20% of its total assets, and VTJ may invest up to 20% of its net assets, in municipal securities rated below investment grade or that are unrated but determined by the Adviser to be of comparable quality at the time of purchase. Lower-grade securities are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities. No Fund purchases securities that are in default or rated in categories lower than B- by S&P or B3 by Moody’s or unrated securities of comparable quality.

          The foregoing percentage and rating limitations apply at the time of acquisition of a security based on the last previous determination of a Fund’s net asset value. Any subsequent change in any rating by a rating service or change in percentages resulting from market fluctuations or other changes in the Fund’s total assets will not require elimination of any security from the Fund’s portfolio.
          Each Fund may invest all or a substantial portion of its total assets in municipal securities that may subject certain investors to the federal alternative minimum tax and, therefore, a substantial portion of the income produced by a Fund may be taxable for such investors under the federal alternative minimum tax. Accordingly, the Funds may not be suitable investments for investors who are already subject to the federal alternative minimum tax or could become subject to the federal alternative minimum tax as a result of an investment in a Fund.
          The Adviser buys and sells securities for each Fund with a view towards seeking a high level of current income exempt from federal income taxes and, for VTJ, VOQ and VMV, New Jersey gross income taxes, Ohio income taxes and Massachusetts income taxes, respectively, subject to reasonable credit risk. As a result, a Fund will not necessarily invest in the highest yielding municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund’s portfolio to undue risk. The potential realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
          The Adviser employs a bottom-up, research-driven approach to identify securities that have attractive risk/reward characteristics for the sectors in which each Fund invests. The Adviser also integrates macroeconomic analysis and forecasting into its evaluation and ranking of various sectors and individual securities. Finally, each Fund employs leverage in an effort to enhance the Fund’s income and total return. Sell decisions for each Fund are based on: (i) a deterioration or likely deterioration of an individual issuer’s capacity to meet its debt obligations on a timely basis; (ii) a deterioration or likely deterioration of the broader fundamentals of a particular industry or sector; and (iii) opportunities in the secondary or primary market to purchase a security with better relative value.
          Municipal Securities. The Funds define municipal securities as obligations issued by or on behalf of states, territories or possessions of the United States, the District of Columbia and their cities, counties, political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is, at the time of issuance, exempt from federal income tax. Ohio municipal securities, Massachusetts municipal securities and New Jersey municipal securities are municipal securities the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is, at the time of issuance, exempt from Ohio income tax, Massachusetts personal income tax or New Jersey gross income tax, respectively. The Adviser does not conduct its own analysis of the tax status of the interest paid by municipal securities held by the Funds, but will rely on the opinion of counsel to the issuer of each such instrument.
          The issuers of municipal securities obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. Certain types of municipal securities are issued to obtain funding for privately operated facilities. Neither VTJ nor the Acquiring Fund generally will invest more than 5% of its total assets in the securities of any single issue.
          The yields of municipal securities depend on, among other things, general money market conditions, general conditions of the municipal securities market, size of a particular offering, the maturity of the obligation and rating of the issue. There is no limitation as to the maturity of municipal securities in which the Funds may invest. The ratings of NRSROs represent their opinions of the quality of the municipal securities they undertake to rate. These ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while municipal securities of the same maturity and coupon with different ratings may have the same yield.
          The Adviser may adjust the average maturity of each Fund’s portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. VMV generally expects primarily to invest and hold until maturity longer-term Massachusetts municipal securities because, under normal conditions, longer-term Massachusetts municipal securities generally provide a higher yield than shorter-term Massachusetts municipal securities of similar credit quality. VMV may, however, invest in short-term Massachusetts municipal securities when yields are greater than yields available on longer-term Massachusetts municipal securities, to stabilize net asset value and as reserves for expenses, Share repurchases, dividends and other distributions to shareholders.
          The two principal classifications of municipal securities are general obligation and revenue or special delegation securities. General obligation securities are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.
          Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including:
•	Variable rate securities, which bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest.

•	Municipal notes, including tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes.

•	Variable rate demand notes, which are obligations that contain a floating or variable interest rate adjustment formula and which are subject to a right of demand for payment of the principal balance plus accrued interest either at any time or at specified intervals. The interest rate on a variable rate demand note may be based on a known lending rate, such as a bank’s prime rate, and may be adjusted when such rate changes, or the interest rate may be a market rate that is adjusted at specified intervals. The adjustment formula maintains the value of the variable rate demand note at approximately the par value of such note at the adjustment date.

•	Municipal leases, which are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include non-appropriation clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis.

•	Private activity bonds, which are issued by, or on behalf of, public authorities to finance privately operated facilities.

•	Participation certificates, which are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract or a conditional sales contract.

•	Municipal securities that may not be backed by the faith, credit and taxing power of the issuer.

•	Municipal securities that are privately placed and that may have restrictions on the Fund’s ability to resell, such as timing restrictions or requirements that the securities only be sold to qualified institutional investors.

•	Municipal securities that are insured by financial insurance companies.
          Derivatives. The Funds are substantially similar in their use of derivatives. Each Fund may use derivative instruments for a variety of purposes, including hedging and risk management, and (other than for futures or swaps) for portfolio management or to earn income. However, VMV may also use futures and swaps for portfolio management. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.
          Derivative instruments and techniques that each Fund may use include:
          Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.
          Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty.
          Inverse Floating Rate Obligations. Each Fund may invest in inverse floating rate obligations. Inverse floating rate obligations are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. The inverse floating rate obligations in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund (as holder of the inverse floating residual interests) is paid the residual cash flow from the bond held by the special purpose trust.
          When-Issued and Delayed Delivery Transactions. Each Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time a Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities.
          Preferred Shares. Each Fund uses leverage in the form of Preferred Shares. Dividends on the Preferred Shares will typically be comparable to the yields on investment grade short-term municipal securities, although the assets attributable to the Preferred Shares will generally be invested in longer-term municipal securities, which typically have higher yields than short-term municipal securities. Assuming such a yield differential, this leveraged capital structure enables a Fund to pay a potentially higher yield on its Common Shares than similar investment companies that do not use leverage.
          Each Fund will generally maintain an asset coverage of the value of its total assets, less all liabilities and indebtedness of the Fund not represented by its Preferred Shares, of 200% of the aggregate liquidation value of its Preferred Shares. The liquidation value of Preferred Shares is their aggregate original purchase price, plus any accrued and unpaid dividends.
          Portfolio Turnover. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, a Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the annual portfolio turnover rate of a Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by a Fund and its Common Shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
          Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, each Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in high-quality, short-term municipal securities. If such municipal securities are not available or, in the judgment of the Adviser, do not afford sufficient protection against adverse market conditions, each Fund may invest in taxable instruments. Such taxable securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, other investment grade quality fixed income securities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks, repurchase agreements and money market funds (including money market funds affiliated with the Adviser). In taking a defensive position, a Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.
          Zero Coupon / PIK Bonds. The Funds may invest in securities not producing immediate cash income, including zero coupon securities or pay-in-kind (“PIK”) securities, when their effective yield over comparable instruments producing cash income makes these investments attractive. PIK securities are debt securities that pay interest through the issuance of additional securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The securities do not entitle the holder to any periodic payments of interest prior to maturity, which prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. In addition, each Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive all of the income on a current basis or in cash. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions to the Common Shareholders.
          More information on these and other investment strategies of the Funds is available in the SAI.
Principal Risks of an Investment in the Funds
          A comparison of the principal risks associated with the Funds’ investment strategies is included above under “How do the Funds’ principal risks compare?” The following table provides further information on the principal risks of an investment in the Funds.

Principal Risk	Funds Subject to Risk
Municipal Securities Risk. Under normal market conditions, longer-term municipal securities generally provide a higher yield than shorter-term municipal securities. The Adviser may adjust the average maturity of the Fund’s portfolio from time to time depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. Certain kinds of municipal securities are subject to specific risks that could cause a decline in the value of those securities:
All Funds

Lease Obligations. Certain lease obligations contain non-appropriation clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing non-appropriation clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Private Activity Bonds. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. Private activity bonds may also pay interest subject to the alternative minimum tax.

In 2011, S&P lowered its long-term sovereign credit rating on the U.S. to “AA+” from “AAA” with a negative outlook. Following S&P’s downgrade of the long-term sovereign credit rating on the U.S., the major rating agencies have also placed many municipalities on review for potential downgrades, which could impact the market price, liquidity and volatility of the municipal securities held by the Fund in its portfolio. If the universe of

Principal Risk	Funds Subject to Risk
municipal securities meeting the Fund’s ratings and credit quality requirements shrinks, it may be more difficult for the Fund to meet its investment objectives and the Fund’s investments may become more concentrated in fewer issues. Future downgrades by other rating agencies could have significant adverse effects on the economy generally and could result in significant adverse impacts on municipal issuers and the Fund.

Many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations. In response to the national economic downturn, governmental cost burdens have been and may continue to be reallocated among federal, state and local governments. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. Also, as a result of the downturn and related unemployment, declining income and loss of property values, many state and local governments have experienced significant reductions in revenues and consequently difficulties meeting ongoing expenses. As a result, certain of these state and local governments may have difficulty paying or default in the payment of principal or interest on their outstanding debt, may experience ratings downgrades of their debt. The taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors, including the entity’s tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity’s control. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes.

In addition, municipalities might seek protection under the bankruptcy laws, thereby affecting the repayment of their outstanding debt. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of municipal securities could experience delays in collecting principal and interest and such holders may not be able to collect all principal and interest to which they are entitled. Certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to municipal securities issuers could produce varying results among the states or among municipal securities issuers within a state. These uncertainties could have a significant impact on the prices of the municipal securities in which the Fund invests. The value of municipal securities generally may be affected by uncertainties in the municipal markets as a result of legislation or litigation, including legislation or litigation that changes the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt and could jeopardize the Fund’s status as a regulated investment company under the Internal Revenue Code.

The U.S. economy may be in the process of “deleveraging,” with individuals, companies and municipalities reducing expenditures and paying down borrowings. In such event, the number of municipal borrowers and the amount of outstanding municipal securities may contract, potentially without corresponding reductions in investor demand for municipal securities. As a result, the Fund may have fewer investment alternatives, may invest in securities that it previously would have declined and may concentrate its investments in a smaller number of issuers.

Principal Risk	Funds Subject to Risk
Insurance Risk. Financial insurance guarantees that interest payments on a bond will be made on time and that principal will be repaid when the bond matures. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded. Insurance does not protect the Fund against losses caused by declines in a bond’s value due to a change in market conditions.
All Funds

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. The net asset value of the Fund will change with changes in the value of its portfolio securities, and the value of the Fund’s investments can be expected to fluctuate over time. The financial markets in general are subject to volatility and may at times experience extreme volatility and uncertainty, which may affect all investment securities, including debt securities and derivative instruments. Volatility may be greater during periods of general economic uncertainty.
All Funds

Interest Rate Risk. Because the Fund invests primarily in fixed income municipal securities, the net asset value of the Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. These risks may be greater in the current market environment because certain interest rates are near historically low levels.
All Funds

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal when due. Municipal securities, like other debt obligations, are subject to the credit risk of nonpayment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely affected by general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Private activity bonds used to finance projects, such as industrial development and pollution control, may also be negatively impacted by the general credit of the user of the project. Nonpayment would result in a reduction of income to the Fund, and a potential decrease in the net asset value of the Fund. The Adviser continuously monitors the issuers of securities held in the Fund.
All Funds

The Fund will rely on the Adviser’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. In its analysis, the Adviser may consider the credit ratings of NRSROs in evaluating securities, although the Adviser does not rely primarily on these ratings. Credit ratings of NRSROs evaluate only the safety of principal and interest payments, not the market risk. In addition, ratings are general and not absolute standards of quality, and the creditworthiness of an issuer may decline significantly before an NRSRO lowers the issuer’s rating. A rating downgrade does not require the Fund to dispose of a security.

Medium-grade obligations (for example, bonds rated BBB by S&P) possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated below investment grade are considered speculative by NRSROs with respect to the issuer’s continuing ability to pay interest and principal.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short and long term. If interest rates decrease, your income from the Fund may decrease as well.
All Funds

Call Risk. If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds	All Funds

Principal Risk	Funds Subject to Risk
from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Market Segment Risk. The Fund generally considers investments in municipal securities issued by governments or political subdivisions not to be subject to industry concentration policies (because such issuers are not in any industry). The Fund may, however, invest in municipal securities issued by entities having similar characteristics. For example, the issuers may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar economic, political or regulatory occurrences, which could increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in that segment. The Fund may not, however, invest more than 25% of its total assets in municipal securities, such as many private activity bonds or industrial development revenue bonds, issued for non-governmental entities that are in the same industry.
All Funds

Tax Risk. To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions from the Fund (including underlying distributions attributable to tax-exempt interest income) would be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.
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The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could, in turn, affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund may not be a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

The Fund may invest all or a substantial portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, an investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax. As a result, the Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who could become subject to the federal alternative minimum tax as a result of an investment in the Fund.

Subsequent to the Fund’s acquisition of a municipal security, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities.

For federal income tax purposes, distributions of ordinary taxable income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not

Principal Risk	Funds Subject to Risk
eligible for favorable taxation as “qualified dividend income”), and capital gain dividends will be taxed at long-term capital gain rates. In certain circumstances, the Fund will make payments to holders of Preferred Shares to offset the tax effects of a taxable distribution.

Generally, to the extent the Fund’s distributions are derived from interest on municipal securities of a particular state (and, in some cases, qualifying obligations of U.S. territories and possessions), its distributions are exempt from the personal income tax of that state. In some cases, the Fund’s shares may (to the extent applicable) also be exempt from personal property taxes of such state. However, some states require that the Fund meet certain thresholds with respect to the portion of its portfolio consisting of municipal securities of such state in order for such exemption to apply.

Risks of Using Derivative Instruments. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument or instrument being hedged, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the derivatives may not be liquid. The use of derivatives involves risks that are different from, and potentially greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. The Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may potentially be unlimited. Although the Adviser may seek to use derivatives to further the Fund’s investment objective, the Fund is not required to use derivatives and may choose not to do so and there is no assurance that the use of derivatives will achieve this result.
All Funds

Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to the derivative transactions entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Swaps Risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

Tax Risk. The use of derivatives may generate taxable income. In addition, the Fund’s use of derivatives may be limited by the requirements for taxation as a regulated investment company or the Fund’s intention to pay dividends that are exempt from federal income taxes and, for VTJ, VOQ and VMV, New Jersey, Ohio and Massachusetts income taxes, respectively. The tax treatment of derivatives may be adversely affected by changes in legislation, regulations or other legal authority, subjecting the Fund’s shareholders to

Principal Risk	Funds Subject to Risk
increased federal income tax liabilities.

Inverse Floating Rate Obligations Risk. Like most other fixed-income securities, the value of inverse floating rate obligations will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floating rate obligation typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floating rate obligation while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floating rate obligation. Some inverse floating rate obligations may also increase or decrease substantially because of changes in the rate of prepayments. Inverse floating rate obligations tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate obligations have varying degrees of liquidity.

The Fund generally invests in inverse floating rate obligations that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate obligation generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate obligations generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate obligations.

In certain instances, the short-term floating rate interests created by a special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of inverse floating rate obligations created by the Fund, the Fund would then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

The use of short-term floating rate obligations may require the Fund to segregate or earmark cash or liquid assets to cover its obligations. Securities so segregated or earmarked will be unavailable for sale by the Fund (unless replaced by other securities qualifying for segregation requirements), which may limit the Fund’s flexibility and may require that the Fund sell other portfolio investments at a time when it may be disadvantageous to sell such assets.

Risks of Investing in Lower-Grade Securities. Securities that are in the lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturities, but they also generally involve greater risks, such as greater credit risk, market risk, volatility and liquidity risk. In addition, the amount of available information about the financial condition of certain lower-grade issuers may be less extensive than other issuers, making the Fund more dependent on the Adviser’s credit analysis than a fund investing only in higher-grade securities. To minimize the risks involved in investing in lower-grade securities, the Fund does not purchase securities that are in default or rated in categories lower than B- by S&P or B3 by Moody’s or unrated securities of comparable quality.
All Funds

Secondary market prices of lower-grade securities generally are less sensitive than higher-grade securities to changes in interest rates and are more sensitive to general adverse economic changes or specific developments with respect to the particular issuers. A significant increase in interest rates or a general economic downturn may significantly affect the ability of municipal issuers of lower-grade securities to pay interest and to repay principal, or to obtain additional financing, any of which could severely disrupt the market

Principal Risk	Funds Subject to Risk
for lower-grade municipal securities and adversely affect the market value of such securities. Such events also could lead to a higher incidence of default by issuers of lower-grade securities. In addition, changes in credit risks, interest rates, the credit markets or periods of general economic uncertainty can be expected to result in increased volatility in the price of the lower-grade securities and the net asset value of the Fund. Adverse publicity and investor perceptions, whether or not based on rational analysis, may affect the value, volatility and liquidity of lower-grade securities.

In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund’s securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Fund may be unable to obtain full recovery on such amounts.

Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest and whether certain exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in or holds such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Liquidity Risk. Liquidity relates to the ability of a fund to sell a security in a timely manner at a price which reflects the value of that security. The amount of available information about the financial condition of municipal securities issuers is generally less extensive than that for corporate issuers with publicly traded securities, and the market for municipal securities is generally considered to be less liquid than the market for corporate debt obligations. Certain municipal securities in which the Fund may invest, such as special obligation bonds, lease obligations, participation certificates and variable rate instruments, may be particularly less liquid. To the extent the Fund owns or may acquire illiquid or restricted securities, these securities may involve special registration requirements, liabilities and costs, and liquidity and valuation difficulties.
All Funds

The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. An economic downturn or an increase in interest rates could severely disrupt the market for such securities and adversely affect the value of outstanding securities or the ability of the issuers to repay principal and interest. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

The markets for lower-grade securities may be less liquid than the markets for higher-grade securities. To the extent that there is no established retail market for some of the lower-grade securities in which the Fund may invest, trading in such securities may be relatively inactive. Prices of lower-grade securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer of lower-grade securities generally could reduce market liquidity for such securities and make their sale by the Fund at their current valuation more difficult.

From time to time, the Fund’s investments may include securities as to which the Fund, by itself or together with other funds or accounts managed by the Adviser, holds a major portion or all of an issue of municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time

Principal Risk	Funds Subject to Risk
when the Adviser believes it is advisable to do so.

Preferred Shares Risk. The Fund’s use of leverage through Preferred Shares may result in higher volatility of the net asset value of the Common Shares, and fluctuations in the dividend rates on the Preferred Shares (which are expected to reflect yields on short-term municipal securities) may affect the yield to the Common Shareholders. So long as the Fund is able to realize a higher net return on its investment portfolio than the then current dividend rate of the Preferred Shares, the effect of the leverage provided by the Preferred Shares will be to cause the Common Shareholders to realize a higher current rate of return than if the Fund were not so leveraged. On the other hand, to the extent that the then current dividend rate on the Preferred Shares approaches the net return on the Fund’s investment portfolio, the benefit of leverage to the Common Shareholders will be reduced, and if the then current dividend rate on the Preferred Shares were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to the Common Shareholders than if the Fund were not so structured.
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Similarly, because any decline in the net asset value of the Fund’s investments will be borne entirely by the Common Shareholders, the effect of leverage in a declining market would result in a greater decrease in net asset value to the Common Shareholders than if the Fund were not so leveraged. Any such decrease would likely be reflected in a decline in the market price for Common Shares. If the Fund’s current investment income were not sufficient to meet dividend requirements on the Preferred Shares, the Fund might have to liquidate certain of its investments in order to meet required dividend payments, thereby reducing the net asset value attributable to the Fund’s Common Shares.

The amount of Preferred Shares outstanding from time to time may vary, depending on the Adviser’s analysis of conditions in the municipal securities market and interest rate movements. Management of the amount of outstanding Preferred Shares places greater reliance on the ability of the Adviser to predict trends in interest rates than if the Fund did not use leverage. In the event the Adviser later determines that all or a portion of such Preferred Shares should be reissued so as to increase the amount of leverage, no assurance can be given that the Fund will subsequently be able to reissue Preferred Shares on terms and/or with dividend rates that are beneficial to the Common Shareholders. Further, redemption and reissuance of the Preferred Shares, and any related trading of the Fund’s portfolio securities, results in increased transaction costs to the Fund and its Common Shareholders. Because the Common Shareholders bear these expenses, changes to the Fund’s outstanding leverage and any losses resulting from related portfolio trading will have a proportionately larger impact on the Common Shares’ net asset value and market price.

In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the Fund has an asset coverage of at least 200% (determined after deducting the amount of such dividend or distribution). This prohibition on the payment of dividends or other distributions might impair the ability of the Fund to maintain its qualification as a regulated investment company for federal income tax purposes. The Fund intends, however, to the extent possible, to purchase or redeem Preferred Shares from time to time to maintain an asset coverage of the Preferred Shares of at least 200%.

If a determination were made by the IRS to treat the Preferred Shares as debt rather than equity for U.S. federal income tax purposes, the Common Shareholders might be subject to increased federal income tax liabilities.

Unrated Securities Risk. Many lower-grade securities are not listed for trading on any national securities exchange, and many issuers of lower-grade securities choose not to have a rating assigned to their obligations by any NRSRO. As a result, the Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests solely in higher-grade, listed securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated
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Principal Risk	Funds Subject to Risk
securities less marketable. These factors may limit the ability of the Fund to sell such securities at their fair value. The Fund may be more reliant on the Adviser’s judgment and analysis in evaluating the creditworthiness of an issuer of unrated securities.

When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.
All Funds

Zero Coupon / PIK Bond Risk. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuations in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative than are securities that pay interest periodically in cash. These securities may subject the Fund to greater market risk than a fund that does not own these types of securities. Special tax considerations are associated with investing in non-cash-paying instruments, such as zero coupon or PIK securities. The Adviser will weigh these concerns against the expected total returns from such instruments.
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Special Risk Considerations Regarding State Municipal Securities. Because each Target Fund invests substantially all of its assets in a portfolio of one state’s municipal securities, each of VTJ, VMV and VOQ is more susceptible to political, economic, regulatory or other factors affecting issuers of New Jersey, Massachusetts or Ohio municipal securities, respectively, than a fund such as the Acquiring Fund, which does not limit its investments to such issuers. These risks include possible legislative, state constitutional or regulatory amendments that may affect the ability of state and local governments or regional governmental authorities to raise money to pay principal and interest on their municipal securities. Economic, fiscal and budgetary conditions throughout the state may also influence the Fund’s performance.

In addition, the Mergers may result in the Acquiring Fund having substantial holdings of Massachusetts, New Jersey and Ohio municipal securities.
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          Additional information on these and other risks is available in the SAI.
Portfolio Managers
          Thomas Byron, Robert Stryker and Robert Wimmel are portfolio managers for all of the Funds. In addition, Julius Williams is a portfolio manager for the Target Funds.
          Mr. Byron was associated with the Funds’ previous investment adviser or its investment advisory affiliates in an investment management capacity from 1981 to 2010 and began managing the Acquiring Fund in 2000, VMV and VOQ in 2005 and VTJ in 2011. Mr. Byron earned a B.S. in finance from Marquette University and an M.B.A. in finance from DePaul University.
          Mr. Stryker was associated with the Funds’ previous investment adviser or its investment advisory affiliates in an investment management capacity from 1994 to 2010 and began managing the Acquiring Fund in 2009 and the Target Funds in 2011. Mr. Stryker earned a B.S. in finance from the University of Illinois, Chicago.
          Mr. Williams was associated with the Funds’ previous investment adviser or its investment advisory affiliates in an investment management capacity from 2000 to 2010 and began managing the Target Funds in 2009. Mr. Williams earned a B.A. in economics and sociology, as well as a Master of Education degree in educational psychology from the University of Virginia.
          Mr. Wimmel was associated with the Funds’ previous investment adviser or its investment advisory affiliates in an investment management capacity from 1996 to 2010 and began managing the Acquiring Fund in

2001 and the Target Funds in 2011. Mr. Wimmel earned a B.A. in anthropology from the University of Cincinnati and an M.A. in economics from the University of Illinois, Chicago.
          The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.
Trading of Common Shares
          Each Fund’s Common Shares trade on the Exchanges. Generally, an investor purchasing a Fund’s Common Shares enters into a purchase transaction on an Exchange through a broker-dealer and, thus, indirectly purchases the Common Shares from a selling Fund shareholder. A shareholder who sells a Fund’s Common Shares generally sells them on an Exchange through a broker-dealer, and indirectly to another investor. Unlike a mutual fund (also called an “open-end” fund), holders of Common Shares of a Fund generally do not purchase and sell such Common Shares from and to the Fund, either directly or through an intermediary such as a broker-dealer. No brokerage charges will be imposed on any Fund’s shareholders in connection with the Mergers.
Capital Structures of the Funds
          Each Fund is currently organized as a Massachusetts business trust. The Acquiring Fund was organized on July 19, 1991, VMV was organized on August 6, 1992, VOQ was organized on July 24, 1991 and VTJ was organized on January 21, 1992. As discussed under Proposal 1, before the closing of the Mergers, the Funds will be reorganized as Delaware statutory trusts, which will all have identical governing documents and capital structures. Proposal 1 discusses the material differences between each Fund’s current Massachusetts business trust structure and its proposed Delaware statutory trust structure. The Funds’ governing documents will therefore be substantially identical immediately prior to the Mergers. Because each such Delaware statutory trust will have the same structure, each Fund’s capital structure will not be affected by the Merger except that after the Merger each Fund’s shareholders will hold shares of a single, larger fund.
Description of Securities to be Issued
          Before any Merger can be completed, the Funds must have completed a redomestication to a Delaware statutory trust, as discussed in Proposal 1. Accordingly, the following discussion reflects that each Fund would be a Delaware statutory trust as of the time of its Merger. A discussion of the changes a Fund would undergo as part of a Redomestication is included under Proposal 1.
          Each Common Share represents an equal proportionate interest with each other Common Share of the Fund, with each such share entitled to equal dividend, liquidation, redemption and voting rights. Each Fund also has outstanding Preferred Shares that vote separately from Common Shares in some circumstances. Each Fund’s Common Shares have no preemptive, conversion or exchange rights, nor any right to cumulative voting.
          As of the closing of a Merger, the Acquiring Fund will be authorized by its Amended and Restated Agreement and Declaration of Trust to issue an unlimited number of Acquiring Fund Common Shares, with no par value, and [an unlimited number of] Acquiring Fund Preferred Shares, with no par value.
          Dividends and Distributions. The dividend and distribution policies of each Target Fund are identical to those of the Acquiring Fund. The Acquiring Fund intends to make regular monthly distributions of all or a portion of its net investment income after payment of dividends on the Acquiring Fund’s Preferred Shares outstanding to holders of the Acquiring Fund’s Common Shares. The Acquiring Fund’s net investment income consists of all interest income accrued on portfolio assets less all expenses of the Acquiring Fund. The Acquiring Fund is required to allocate net capital gains and other taxable income, if any, received by the Acquiring Fund among its shareholders on a pro rata basis in the year for which such capital gains and other income is realized. In certain circumstances, the Acquiring Fund will make additional payments to Preferred Shareholders to offset the tax effects of such taxable distributions.
          While there are any Preferred Shares of the Acquiring Fund outstanding, the Acquiring Fund may not declare any cash dividend or other distribution on its Common Shares, unless at the time of such declaration, (i) all accrued Preferred Shares dividends have been paid, (ii) to the extent necessary, the Fund has redeemed all of the Preferred Shares subject to mandatory redemption under the terms of the Preferred Shares, and (iii) the value of the

Acquiring Fund’s total assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of the Fund, is at least 200% (as required by the 1940 Act) of the liquidation preference of the outstanding Preferred Shares (expected to equal the aggregate original purchase price of the outstanding Preferred Shares plus any accrued and unpaid dividends thereon, whether or not earned or declared on a cumulative basis). In addition to the requirements of the 1940 Act, the Acquiring Fund may be required to comply with other asset coverage requirements as a condition of the Acquiring Fund obtaining a rating of its Preferred Shares from an NRSRO. These requirements may include an asset coverage test more stringent than that under the 1940 Act. This limitation on the Acquiring Fund’s ability to make distributions on its Common Shares could in certain circumstances impair the ability of the Acquiring Fund to maintain its qualification for taxation as a regulated investment company under the Code. The Acquiring Fund intends, however, to the extent possible, to purchase or redeem Preferred Shares from time to time to maintain compliance with such asset coverage requirements and may pay special dividends to the holders of the Preferred Shares in certain circumstances in connection with any such impairment of the Acquiring Fund’s status as a regulated investment company under the Code.
          The tax treatment and characterization of the Acquiring Fund’s distributions may vary significantly from time to time because of the varied nature of its investments. The Acquiring Fund will indicate the proportion of its capital gains distributions that constitute long-term and short-term gains annually. The ultimate tax characterization of the Acquiring Fund’s distributions made in a calendar or fiscal year cannot finally be determined until after the end of that fiscal year. As a result, there is a possibility that the Acquiring Fund may make total distributions during a calendar or fiscal year in an amount that exceeds the Acquiring Fund’s net investment income and net capital gains for the relevant fiscal year and its previously undistributed earnings and profits from prior years. In such situations, the amount by which the Acquiring Fund’s total distributions exceed its net investment income and net capital gains generally will be treated as a tax-free return of capital reducing the amount of a shareholder’s tax basis in such shareholder’s shares, with any amounts exceeding such basis treated as gain from the sale of shares.
          Various factors will affect the level of the Acquiring Fund’s net investment income, such as the rate at which dividends are payable on outstanding Preferred Shares, the Acquiring Fund’s asset mix, its level of retained earnings, the amount of leverage utilized by it and the effects thereof and the movement of interest rates for municipal bonds. These factors, among others, may result in the Acquiring Fund’s level of net investment income being different from the level of net investment income for a Target Fund if the Mergers were not completed. To permit the Acquiring Fund to maintain more stable monthly distributions, it may from time to time distribute less than the entire amount earned in a particular period. The income would be available to supplement future distributions. As a result, the distributions paid by the Acquiring Fund for any particular month may be more or less than the amount actually earned by the Fund during that month. Undistributed earnings will add to the Acquiring Fund’s net asset value and, correspondingly, distributions from undistributed earnings and from capital, if any, will deduct from the Fund’s net asset value. Although it does not now intend to do so, the Board may change the Acquiring Fund’s dividend policy and the amount or timing of the distributions based on a number of factors, including the amount of the Fund’s undistributed net investment income and historical and projected investment income and the amount of the expenses and dividend rates on the outstanding Preferred Shares.
          Holders of the Acquiring Fund’s Common Shares will automatically have all dividends and distributions reinvested in Common Shares issued by the Fund or Common Shares of the Fund purchased in the open market in accordance with the Fund’s Automatic Dividend Reinvestment Plan, unless an election is made to receive cash.
          For information concerning the manner in which dividends and distributions to holders of a Fund’s common shares may be reinvested automatically in such Fund’s Common Shares, see “Dividend Reinvestment Plan” below.
          Target Fund Common Shareholders who own certificated shares will not receive their Acquiring Fund Common Shares or any dividend payments from the Acquiring Fund until their certificates are tendered. Target Fund Common Shareholders will, shortly after the closing of their Fund’s Merger, receive instructions on how to tender any outstanding share certificates.
          Dividend Reinvestment Plan. Each Fund offers a substantially identical dividend reinvestment plan for Common Shareholders. Each Fund’s dividend reinvestment plan is fully described in the Fund’s shareholder reports. Any final distribution preceding a Merger made by a Target Fund or the Acquiring Fund will be made in cash, notwithstanding any shareholder’s enrollment in the Fund’s dividend reinvestment plan. Each Fund expects to amend its dividend reinvestment plan to provide for distributions to be made in cash in the event of transactions such as a Merger.
          Provisions for Delaying or Preventing Changes in Control. Each Fund’s governing documents contain provisions designed to prevent or delay changes in control of that Fund. Each Fund’s Board of Trustees may cause the Fund to merge or consolidate with or into other entities; cause the Fund to sell, convey and transfer all or substantially all of the assets of the Fund; cause the Fund to convert to a different type of entity; or cause the Fund convert from a closed-end fund to an open-end fund, each only so long as such action has previously received the approval of either (i) the Board, followed by the affirmative vote of the holders of not less than 75% of the outstanding shares entitled to vote; or (ii) the affirmative vote of at least two thirds (66 2/3%) of the Board and an affirmative Majority Shareholder Vote (which generally means the vote of “a majority of the outstanding voting securities” as defined in the 1940 Act of the Fund, with each class and series of shares voting together as a single class, except to the extent otherwise required by the 1940 Act). Under each Fund’s governing documents that will be applicable as of the time of the Merger, shareholders will have no right to call special meetings of shareholders or to remove Trustees. In addition, each Fund’s Board is divided into three classes, each of which stands for election only once in three years. As a result of this system, only those Trustees in any one class may be changed in any one year, and it would require two years or more to change a majority of the Trustees.
Pending Litigation
          On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint (the “Complaint”) entitled Clifford Rotz, et al. v. Van Kampen Asset Management et al., was filed on behalf of Invesco Van Kampen Advantage Municipal Income Trust II (VKI), Invesco Van Kampen High Income Trust II (VLT), Invesco Van Kampen Municipal Opportunity Trust (VMO), the Acquiring Fund and Invesco Van Kampen Senior Income Trust (VVR) (collectively, the “Trusts”) against Van Kampen Asset Management, Morgan Stanley and certain current and former executive officers of the Trusts (collectively, the “Defendants”) alleging that they breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value. Specifically, the shareholders claim that the Board and officers had no obligation to provide liquidity to the ARPS shareholders, the redemptions were improperly motivated to benefit the prior adviser by preserving business relationships with the ARPS holders, i.e., institutional investors, and the market value and fair value of the ARPS were less than par at the time they were redeemed. The Complaint alleges that the redemption of the ARPS occurred at the expense of the Trusts and their common shareholders. This Complaint amends and consolidates two separate complaints that were filed by Clifford T. Rotz, Jr., Robert Fast and Gene Turban on July 22, 2010, and by Harry Suleski, Leon McDermott, Marilyn Morrison and John Johnson on August 3, 2010. Each of the Trusts initially received a demand letter from the plaintiffs on April 8, 2010. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trust assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. The Board of each of the Trusts formed a Special Litigation Committee (“SLC”) to investigate these claims and to make a recommendation to the Board regarding whether pursuit of these claims is in the best interests of the Trusts. After reviewing the findings of the SLC, the Board announced on June 24, 2011, that it had adopted the SLC’s recommendation to seek dismissal of the action. On October 4, 2011, the Trusts filed a motion to dismiss. This matter is pending.
          Management of the Adviser and each of the Funds believe that the outcome of the proceedings described above will have no material adverse effect on the Funds or on the ability of the Adviser to provide ongoing services to the Funds.
Share Price Data
          The New York Stock Exchange is the principal trading market for each of the Acquiring Fund’s, VTJ’s and VOQ’s Common Shares. NYSE Amex is the principal trading market for VMV’s Common Shares. The following tables set forth the high and low sales prices and maximum premium/discount for each Fund’s Common Shares for the periods indicated. [Common Shares of each Fund have historically traded at both a premium and discount to net asset value.]

Acquiring Fund (VKQ)

	Price				Net Asset Value				Premium/Discount
Quarterly Period Ending	High		Low		High		Low		High	Low
	$	[___]	$	[___]	$	[___]	$	[___]	%	%
VMV

	Price				Net Asset Value				Premium/Discount
Quarterly Period Ending	High		Low		High		Low		High	Low
	$	[___]	$	[___]	$	[___]	$	[___]	%	%
VOQ

	Price				Net Asset Value				Premium/Discount
Quarterly Period Ending	High		Low		High		Low		High	Low
	$	[___]	$	[___]	$	[___]	$	[___]	%	%
VTJ

	Price				Net Asset Value				Premium/Discount
Quarterly Period Ending	High		Low		High		Low		High	Low
	$	[___]	$	[___]	$	[___]	$	[___]	%	%

          The following table shows, as of [recent date], the NAV, market price, and premium or discount for Common Shares of each Fund.

	NAV		Market Price		Premium (Discount)
Acquiring Fund (VKQ)	$	[___]	$	[___]	[___]	%
VMV	$	[___]	$	[___]	[___]	%
VOQ	$	[___]	$	[___]	[___]	%
VTJ	$	[___]	$	[___]	[___]	%
          Common Shares of each Fund trade at a market price that is determined by current supply and demand conditions. The market price of a Fund’s Common Shares may or may not be the same as the Fund’s NAV — that is, the value of the portfolio securities owned by the Fund less its liabilities. When the market price of a Fund’s Common Shares exceeds its NAV, such shares are said to be “trading at a premium.” When the market price of a Fund’s Common Shares is lower than its NAV, they are said to be “trading at a discount.” It is very difficult to identify all of the factors that may cause a closed-end fund’s common shares to trade at a discount. It is often difficult to reduce or eliminate a closed-end fund’s discount over the long term. Some short-term measures, such as share repurchases and tender offers, tend to reduce a closed-end fund’s assets (and thereby potentially increase expense ratios), but do not typically have a long-term effect on the discount. Other measures, such as managed dividend programs, may not have a consistent long-term effect on discounts.
          While the Board of each Fund has determined that the Merger is in the best interests of each Fund, there is no guarantee that the Mergers will have any long-term effect or influence on whether the Acquiring Fund Common Shares trade at a discount or a premium after the Mergers. Whether Common Shares had been trading at a premium or discount was not a significant factor in each Board’s approval of the Merger Agreement and recommendation for approval to Fund shareholders. The Acquiring Fund’s Board will continue to monitor any discount or premium at which the Acquiring Fund Common Shares trade after the Mergers and will evaluate what (if any) further action is appropriate at that time to address any discount or premium.
Portfolio Turnover
          The Funds’ historical portfolio turnover rates are similar. Because the Funds have similar investment policies, management does not expect to dispose of a material amount of portfolio securities of any Fund in connection with the Mergers. No securities of the Target Funds need be sold in order for the Acquiring Fund to comply with its investment restrictions or policies. The Funds will continue to buy and sell securities in the normal course of their operations.
Portfolio Guidelines of Rating Agencies for Preferred Shares
          Each Fund has issued and outstanding Preferred Shares that are rated by one or more rating agencies. In order to maintain attractive credit quality ratings for Preferred Shares, a Fund must meet certain investment quality, diversification, asset coverage, liquidity, and other criteria established by such ratings agencies. These guidelines, which may vary between rating agencies and may be modified by a rating agency, could affect portfolio decisions and may be more stringent than those imposed by the 1940 Act or otherwise by a Fund’s investment policies. A rating agency may change or withdraw its rating at any time.
Terms and Conditions of the Mergers
          The terms and conditions under which a Merger may be consummated are set forth in the Merger Agreement. Significant provisions of the Merger Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Merger Agreement, a form of which is attached as Exhibit D.

          In each Merger, a Target Fund will merge with and into the Acquiring Fund pursuant to the Merger Agreement and in accordance with the Delaware Statutory Trust Act. As a result of each Merger, all of the assets and liabilities of the merging Target Fund will become assets and liabilities of the Acquiring Fund, and the Target Fund’s shareholders will become shareholders of the Acquiring Fund.
          Under the terms of the Merger Agreement, the Acquiring Fund will issue new Acquiring Fund Common Shares to be distributed to the holders of Target Fund Common Shares. The number of Acquiring Fund Common Shares issued will be based on the relative NAVs and shares outstanding of the Acquiring Fund and the applicable Target Fund as of the business day immediately preceding the Merger’s closing date. All Acquiring Fund Common Shares issued pursuant to the Agreement will be fully paid and non-assessable, and will be listed for trading on the Exchanges. The terms of the Acquiring Fund Common Shares to be issued in each Merger will be identical to the terms of the Acquiring Fund Common Shares already outstanding.
          Under the terms of the Merger Agreement, the Acquiring Fund will also issue new Acquiring Fund Preferred Shares to be distributed to the Target Fund Preferred Shareholders. The number of additional Acquiring Fund Preferred Shares issued for each Merger will equal the number of outstanding Target Fund Preferred Shares, and such Acquiring Fund Preferred Shares will have liquidation preferences, rights, and privileges substantially identical to those of the then outstanding Preferred Shares for the merging Target Fund.
          Prior to the closing of each Merger, each Target Fund will declare one or more dividends, and the Acquiring Fund may, but is not required to, declare a dividend, payable at or near the time of closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2012 calendar year and, to the extent a distribution is not an “exempt-interest dividend” (as defined in the Code), the distribution may be taxable to shareholders in such year for federal income tax purposes. It is anticipated that Fund distributions will be primarily dividends that are exempt from regular federal income tax, although a portion of such dividends may be taxable to shareholders as ordinary income or capital gains. Any such final distribution paid to Common Shareholders by a Target Fund will be made in cash and not reinvested in additional Common Shares of the Target Fund. See the discussion under “Description of Securities to be Issued — Dividend Reinvestment Plan” for further information.
          If shareholders approve the Mergers and if all of the closing conditions set forth in the Merger Agreement are satisfied or waived, including the condition that each Fund complete its Redomestication (Proposal 1), consummation of the Mergers (the “Closing”) is expected to occur in the third quarter of 2012 on a date mutually agreed upon by the Funds (the “Closing Date”).
          At the Closing, Acquiring Fund Common Shares will be credited to Target Fund Common Shareholders on a book-entry basis only. The Acquiring Fund will not issue certificates representing Common Shares in connection with the Mergers, irrespective of whether Target Fund shareholders currently hold such shares in certificated form. At the Closing, all outstanding certificates representing Common Shares of the merging Target Fund will be cancelled. Target Fund shareholders who own certificated Common Shares will not receive their Acquiring Fund Common Shares or dividend payments from the Acquiring Fund until their certificates are tendered to the Acquiring Fund. Target Fund Common Shareholders will, shortly after the closing of their Fund’s Merger, receive instructions on how to tender any outstanding share certificates.
          Each Fund will be required to make representations and warranties in the Merger Agreement that are customary in matters such as the Mergers.
          If shareholders of a Fund do not approve a Merger or if a Merger does not otherwise close, the Board will consider what additional action to take, including allowing the Fund to continue operating as it currently does. The Merger Agreement may be terminated and the Merger may be abandoned at any time by mutual agreement of the parties. The Merger Agreement may be amended or modified in a writing signed by the parties.
Additional Information About the Funds
          As of the time of the Mergers, each Fund will be a newly organized Delaware statutory trust, as discussed in Proposal 1. Each Fund is registered under the 1940 Act, as a diversified, closed-end management investment company. “Diversified” means that the Fund is limited in the amount it can invest in a single issuer. A closed-end fund (unlike an “open-end” or “mutual” fund) does not continuously sell and redeem its shares; in the case of the Funds, Common Shares are bought and sold on the Exchanges. A “management” investment company is managed by an investment adviser — the Adviser in the case of the Funds — that buys and sells portfolio securities on behalf of the investment company.
Federal Income Tax Matters Associated with Investment in the Funds
          The following information is meant as a general summary of certain federal income tax matters for U.S. shareholders. Please see the SAI for additional information. Investors should rely on their own tax advisor for advice about the particular federal, state and local tax consequences to them of investing in the Funds (for purposes of this section, the “Fund”).
          The Fund has elected to be treated and intends to qualify each year (including the taxable year in which the Merger occurs) as a regulated investment company (“RIC”) under Subchapter M of the Code. In order to qualify as a RIC, the Fund must satisfy certain requirements regarding the sources of its income, the diversification of its assets and the distribution of its income. As a RIC, the Fund is not expected to be subject to federal income tax on the income and gains it distributes to its shareholders. If, for any taxable year, the Fund does not qualify for taxation as a RIC, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed. In lieu of losing its status as a RIC, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.
          The Code imposes a 4% nondeductible excise tax on the Fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its taxable ordinary income for that year, and (ii) 98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid or minimize the application of this excise tax.
          The Fund primarily invests in municipal securities. Thus, substantially all of the Fund’s dividends paid to you from net investment income should qualify as “exempt-interest dividends.” A shareholder treats an exempt-interest dividend as interest on state and local bonds exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
          Federal income tax law imposes an alternative minimum tax with respect to corporations, individuals, trusts and estates. Interest on certain municipal obligations, such as certain private activity bonds, is included as an item of tax preference in determining the amount of a taxpayer’s alternative minimum taxable income. To the extent that the Fund receives income from such municipal obligations, a portion of the dividends paid by the Fund, although exempt from regular federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the federal alternative minimum tax. The Fund will annually provide a report indicating the percentage of the Fund’s income attributable to municipal obligations subject to the federal alternative minimum tax. Corporations are subject to special rules in calculating their federal alternative minimum taxable income with respect to interest from such municipal obligations.
          In addition to exempt-interest dividends, the Fund may also distribute to its shareholders amounts that are treated as long-term capital gain or ordinary income (which may include short-term capital gains). These distributions may be subject to federal, state and local taxation, depending on a shareholder’s situation. If so, they are taxable whether or not such distributions are reinvested. Net capital gain distributions (the excess of net long-term capital gain over net short-term capital loss) are generally taxable at rates applicable to long-term capital gains regardless of how long a shareholder has held its shares. Long-term capital gains are currently taxable to noncorporate shareholders at a maximum federal income tax rate of 15%. Absent further legislation, the maximum 15% rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2012. The Fund does not expect that any part of its distributions to shareholders from its investments will qualify for the dividends-received deduction available to corporate shareholders or as “qualified dividend income” available to noncorporate shareholders.
          Distributions by the Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares and will reduce such basis. Any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below.
          As a RIC, the Fund will not be subject to federal income tax in any taxable year on the income and gains it distributes to shareholders provided that it meets certain distribution requirements. The Fund may retain for investment some (or all) of its net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount; (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any; and (iii) may claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.
          The IRS currently requires that a RIC that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as exempt interest, ordinary income and capital gains). Accordingly, the Fund designates dividends made with respect to the Common Shares and the Preferred Shares as consisting of particular types of income (e.g., exempt interest, net capital gain and ordinary income) in accordance with each class’ proportionate share of the total dividends paid by the Fund during the year. A class’s proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the regulated investment company to such class.
          Dividends declared by the Fund to shareholders of record in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.
          At the time of an investor’s purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or to undistributed ordinary income or capital gains of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation, income or gains may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.
          Each shareholder will receive an annual statement summarizing the shareholder’s dividend and capital gains distributions.
          The redemption, sale or exchange of shares normally will result in capital gain or loss to shareholders who hold their shares as capital assets. Generally, a shareholder’s gain or loss will be long-term capital gain or loss if the shares have been held for more than one year. The gain or loss on shares held for one year or less will generally be treated as short-term capital gain or loss. Present law taxes both long-term and short-term capital gains of corporations at the same rates applicable to ordinary income. Long-term capital gains are currently taxable to noncorporate shareholders at a maximum federal income tax rate of 15%. As noted above, absent further legislation, the maximum 15% rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2012. Any loss on the sale of shares that have been held for six months or less will be disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent those shares of the Fund are replaced by other substantially identical shares of the Fund or other substantially identical stock or securities (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the original shares. In that event, the basis of the replacement shares of the Fund will be adjusted to reflect the disallowed loss.
          Under Treasury regulations, if a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or of certain greater amounts over a combination of years), generally the shareholder must file with the IRS a disclosure statement on Form 8886.
          Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on otherwise-taxable Fund dividends or distributions, or on sales or exchanges of Fund shares unless the Fund shares are “debt-financed property” within the meaning of the Code.
          Any interest on indebtedness incurred or continued to purchase or carry the Fund’s shares to which exempt-interest dividends are allocated is not deductible. Under certain applicable rules, the purchase or ownership of shares may be considered to have been made with borrowed funds even though such funds are not directly used for the purchase or ownership of the shares. In addition, if you receive Social Security or certain railroad retirement benefits, you may be subject to U.S. federal income tax on a portion of such benefits as a result of receiving investment income, including exempt-interest dividends and other distributions paid by the Fund.
          Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest and whether certain exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in or holds such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC.
          If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to qualify as a RIC and to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.
          The Fund may hold or acquire municipal obligations that are market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary taxable income to the extent of the accrued market discount.
          By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid, including exempt interest dividends (for distributions and proceeds paid after December 31, 2012, the rate is scheduled to rise to 31% unless the 28% rate is extended or made permanent).
          For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
          The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., generally, U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold their shares as capital assets. Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, other regulated investment companies, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including a non-resident alien U.S. withholding tax at the rate of 30% or any lower applicable treaty rate on amounts treated as ordinary dividends from the Fund, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and U.S. estate tax. Shareholders should consult their own tax advisors on these matters and on state, local, foreign and other applicable tax laws.
          Under recently enacted legislation and administrative guidance, the relevant withholding agent may be required to withhold 30% of any (a) income dividends paid after December 31, 2013 and (b) certain capital gains distributions and the proceeds of a sale of shares paid after December 31, 2014 to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements.
Board Considerations in Approving the Mergers
          On June 1, 2010, Invesco acquired the retail fund management business of Morgan Stanley, which included 32 Morgan Stanley and Van Kampen branded closed-end funds. This transaction filled gaps in Invesco’s product line and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in product overlap. The Mergers proposed in this Proxy Statement are part of a larger group of mergers across Invesco’s fund platform that began in early 2011. The larger group of mergers is designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
          The Boards of the Funds considered each Merger over a series of meetings. The Nominating Committee of the Boards, which consists solely of trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Target Funds (the “Independent Trustees”), met on November 1, 2011 to consider each Merger and to assist the Boards in their consideration of such Mergers. The Nominating Committee considered presentations from the Adviser on the proposed Mergers and identified to the Adviser certain supplemental information to be prepared in connection with the presentation of the proposed Mergers to the full Boards. Prior the November 15, 2011 meeting of the full Boards, the Boards met in executive session with the Nominating Committee to discuss the Committee’s consideration and review of the proposed Mergers. The full Boards met twice, on November 15, 2011 and November 28, 2011, to review and consider each Merger. The Boards requested and received from the Adviser written materials containing relevant information about the Funds and the proposed Mergers, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.
          The Boards reviewed, among other information they deemed relevant, information comparing the following for each Fund on a current and pro forma basis: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) comparative short-term and long-term investment performance and distribution yields; (5) expense ratios and expense structures, including contractual investment advisory fees and fee waiver agreements; (6) expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; (7) relative asset size; (8) trading information such as trading premiums/discounts for the Funds’ Common Shares; and (9) use of leverage and outstanding Preferred Shares. The Boards discussed with the Adviser the Adviser’s process for selecting and analyzing the Funds that had been proposed to participate in the Mergers and possible alternatives to the Mergers, including liquidation and maintaining stand alone funds, among other alternatives. The Boards also discussed with the Adviser the Mergers in the context of the larger group of completed and proposed reorganizations of funds in the fund complex, which were designed to rationalize the Invesco funds to seek to enhance visibility in the market place.
          The Boards considered the potential benefits to the Boards of the Mergers and reviewed the anticipated economic effects of Mergers on the combined fund’s fees and expenses, earnings, distribution rates, undistributed net investment company income and market price of Common Shares. The Boards considered that (1) the investment objective, strategies and related risks of each Target Fund and the Acquiring Fund are substantially the same; (2) the Funds have substantially similar portfolio management teams; (3) shareholders would become shareholders of the larger combined fund; (4) the Acquiring Fund’s management fee schedule will apply to the combined fund, (5) the Adviser’s agreement to limit the Acquiring Fund’s total expenses if a Merger is completed, as disclosed above on a pro forma basis, through June 30, 2014 and (6) the allocation of expenses of the Mergers, [including the Adviser’s paying [some of] the Merger costs].
          The Boards considered the potential benefits to the Funds of the Mergers, including (1) maintaining consistent portfolio management teams, processes and investment objectives; (2) reducing market confusion caused by similar product offerings; and (3) potential benefits resulting from the larger size of the combined fund, including the potential for (i) increased attention from the investment community, (ii) increased trading volume and tighter spreads and improved premium/discount levels for the combined fund’s Common Shares, (iii) improved purchasing power and more efficient transaction costs, and (iv) increased diversification of portfolio investments. The Boards also considered the expected tax free nature of the Mergers for each Fund and its shareholders for federal income tax purposes. However, the Boards of the Target Funds considered that Target Fund shareholders living in Massachusetts, Ohio or New Jersey, respectively, will lose the benefit of their respective Massachusetts, Ohio or New Jersey state tax exemption to the extent that the Acquiring Fund invests in securities whose distributions are not exempt from Massachusetts, Ohio or New Jersey state income tax, respectively, or to the extent that the Acquiring Fund is no longer eligible to pass through to investors the tax-exempt nature of its income for state tax purposes. In addition, the Boards of the Target Funds considered the Acquiring Fund’s contractual advisory fee rate in light of the benefits of retaining the Adviser as the Acquiring Fund’s investment adviser, the services provided, and those expected to be provided, to the Acquiring Fund by the Adviser, and the terms and conditions of the Acquiring Fund’s advisory agreement.
          Based upon the information and considerations summarized above, each Board concluded that each applicable Merger are in the best interests of its respective Fund and the shareholders of such Fund and that no dilution of net asset value would result to the shareholders of such Fund from each applicable Merger. Consequently, on November 28, 2011, each Board, including the Independent Trustees voting separately, unanimously approved the Merger Agreement and each applicable Merger and unanimously recommended that the shareholders of each Fund vote in favor of each applicable Merger.
Federal Income Tax Considerations of the Mergers
          The following is a general summary of the material U.S. federal income tax considerations of the Mergers and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
          Each Merger is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. As described above, the Mergers will occur following the Redomestication of each Target Fund and the Acquiring Fund. The principal federal income tax considerations that are expected to result from the Merger of each Target Fund into the Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Merger;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Merger;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
          Neither the Target Funds nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Mergers. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of each Merger, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Mergers on the Target Funds, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.”
          Opinions of counsel are not binding upon the IRS or the courts. If a Merger is consummated but the IRS or the courts determine that the Merger does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Merger to qualify as a tax-free reorganization would not adversely affect any other Merger.
          Prior to the closing of each Merger, each Target Fund will declare one or more dividends, and the Acquiring Fund may, but is not required to, declare a dividend, payable at or near the time of closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2012 calendar year and, to the extent a distribution is not an “exempt-interest dividend” (as defined in the Code), the distribution may be taxable to shareholders in such year for federal income tax purposes. It is anticipated that Fund distributions will be primarily dividends that are exempt from regular federal income tax, although a portion of such dividends may be taxable to shareholders as ordinary income or capital gains. Any such final distribution paid to Common Shareholders by a Target Fund will be made in cash and not reinvested in additional Common Shares of the Target Fund. See the discussion under “Description of Securities to be Issued — Dividend Reinvestment Plan” for further information.
          The tax attributes, including capital loss carryovers, of the Target Funds move to the Acquiring Fund in the Mergers. The capital loss carryovers of the Target Funds and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of each Fund that experiences a more than 50% ownership change in a Merger (e.g., in a reorganization of two Funds, the smaller Fund), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010 as discussed below, to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of a Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. In the case of a Fund with net unrealized built-in gains at the time of Closing of a Merger (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following a Merger, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of another Fund. Third, the capital losses of a Target Fund that may be used by the Acquiring

Fund (including to offset any “built-in gains” of a Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, a Merger may result in an earlier expiration of a Fund’s capital loss carryovers because a Merger may cause a Target Fund’s tax year to close early in the year of the Merger.
          The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date (December 22, 2010) for regulated investment companies regardless of whether such regulated investment company is a party to a reorganization. Consequently, these capital losses can be carried forward indefinitely. However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized. As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.
          The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of each Target Fund’s aggregate capital loss carryovers following the Mergers are as follows:

	VMV	VOQ	VTJ	VKQ
	[Target Fund]	[Target Fund]	[Target Fund]	[Acquiring Fund]
	(000,000s)	(000,000s)	(000,000s)	(000,000s)
	at 8/31/2011	at 8/31/2011	at 8/31/2011	at 8/31/2011
Aggregate Capital Loss Carryovers on a Tax Basis (1)	$(6.3)	$(8.2)	$(6.8)	$(92.3)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	$1.7	$6.3	$6.4	$15.9
Aggregate Net Asset Value	$33.1	$87.0	$95.4	$517.4
Approximate Annual Limitation (2)	$1.2	$3.1	$3.4	N/A

(1)	Based on capital loss carryovers at February 28, 2011; includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

(2)	Based on the long-term tax-exempt rate for ownership changes during December 2011 of 3.55%.
          Based upon each Target Fund’s capital loss position at February 28, 2011, the annual limitations on the use of each Fund’s aggregate capital loss carryovers may not prevent the combined Fund from utilizing such losses, albeit over a period of time. However, the effect of these annual limitations may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The aggregate capital loss carryovers of the Acquiring Fund may continue to be available. The ability of the Acquiring Fund to absorb its own aggregate capital loss carryovers and those of the Target Funds post-Closing depends upon a variety of factors that cannot be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.
          Shareholders of a Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Merger when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of a Target Fund may receive a greater amount of taxable distributions than they would have had the Merger not occurred. In addition, if the Acquiring Fund following the Mergers has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than a Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Mergers had not occurred. At August 31, 2011, the unrealized appreciation (depreciation) in value of the portfolio investments of each Target Fund on a tax basis as a percentage of its net asset value is 5% for VMV, 7% for VOQ, and 7% for VTJ, compared to that of the Acquiring Fund of 3%, and 4% on a combined basis.
          After the Mergers, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.

Costs of the Mergers
          [The estimated total costs of the Merger for each Fund, as well as the estimated proxy solicitation costs for each Fund (which are part of the total Merger costs), are set forth in the table below. ]

Estimated Portion of Total
	Estimated Proxy		Estimated Total		Merger Costs to be Paid by the
	Solicitation Costs		Merger Costs		Funds
Acquiring Fund (VKQ)	$	[ ]	$	[ ]	$	[ ]
VMV	$	[ ]	$	[ ]	$	[ ]
VOQ	$	[ ]	$	[ ]	$	[ ]
VTJ	$	[ ]	$	[ ]	$	[ ]
          [The Adviser will bear the Merger costs of ____ Fund.] The costs of the Merger include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement, listing fees for additional shares on the Exchanges, and fees associated with the proxy solicitation.
Capitalization
          The following table shows the number of shares of beneficial interest outstanding for each class of securities of the Acquiring Fund as of February 29, 2012. As of the time of the Merger (by which time each Fund will have been reorganized as a Delaware statutory trust, as discussed in Proposal 1), each Fund will be authorized to issue an unlimited number of preferred shares of beneficial interest and an unlimited number of common shares of beneficial interest, and no Fund will hold any of its shares for its own account.

Title of Class	Amount Outstanding
Preferred Shares of Beneficial Interest	[_____]
Common Shares of Beneficial Interest	[_____]
               The following table sets forth as of February 29, 2012 the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after the Mergers. The table shows pro forma capitalization giving effect to the proposed Merger with [target fund] and giving effect to all of the Mergers. The capitalizations of the Target Fund, the Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily market activity.

											Acquiring	Acquiring
											Fund	Fund pro
											(assumes only	forma
											Merger with	(assumes all
							Acquiring				[Target	of the
							Fund	Pro Forma			Fund] is	Mergers are
	VMV		VOQ		VTJ		(VKQ)	Adjustments			completed)	completed)
Net assets (all classes)	$	[____]	$	[____]	$	[____]	$ [____]	$	[___]	[1]	$ [____]	$ [____]
Common Shares Outstanding		[___]		[___]		[___]	[___]		[___]		[___]	[___]
Common Share NAV Per Share	$	[____]	$	[____]	$	[____]	$ [____]	$	[___]	[1]	$ [____]	$ [____]
Preferred Shares Outstanding		[___]		[___]		[___]	[___]		[___]		[___]	[___]

[1]	[Pro forma net assets have been adjusted for the allocated portion of the Funds’ expenses to be incurred in connection with the Merger.]

[2]	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of each Target Fund’s shareholder accounts based on the relative net asset value per Common Share of each Target Fund and the Acquiring Fund.

Where to Find More Information
          The SAI contains further information on the Funds, including their investment policies, strategies and risks. Additional information is available in each Fund’s shareholder reports.
THE BOARDS RECOMMEND THAT YOU VOTE FOR THE APPROVAL OF PROPOSAL 2.
PROPOSAL 3: ELECTION OF TRUSTEES BY VMV, VTJ, VOQ AND THE ACQUIRING FUND
          At the Meeting, Common Shareholders of the Funds will vote to elect Trustees as follows:
a.	With respect to VMV, to elect three Class I Trustees (David C. Arch, Jerry D. Choate, and Suzanne H. Woolsey are the nominees).

b.	With respect to VOQ, VTJ and the Acquiring Fund, to elect one Class II Trustee (Wayne W. Whalen and Linda Hutton Heagy are the nominees).
          At the Meeting, the Preferred Shareholders of the Funds, whose voting instructions are being separately solicited, will vote as a separate class with respect to one Class II Trustee (Linda Hutton Heagy is the nominee) designated to be elected solely by Preferred Shareholders.
          If elected, each nominee will serve until the later of the Funds’ annual meeting of shareholders in 2015 or until his or her successor has been duly elected and qualified, or his or her earlier retirement, resignation or removal. As in the past, only one class of Trustees is being submitted to shareholders of each Fund for election at the Meeting. The Declaration of Trust of each Fund provides that the Board shall be divided into three classes, which must be as nearly equal in number as possible. For each Fund, the Trustees of only one class are elected at each annual meeting, so that the regular term of only one class of Trustees will expire annually and any particular Trustee stands for election only once in each three-year period. This type of classification may prevent replacement of a majority of Trustees of a Fund for up to a two-year period. The foregoing is subject to the provisions of the 1940 Act, applicable state law, each Fund’s Declaration of Trust and each Fund’s Bylaws.
          The Trustees who make up the various classes of the Boards of the Funds are shown in the chart below:

Class I	Class II	Class III
David C. Arch	Wayne W. Whalen	Colin D. Meadows
Jerry D. Choate	Rodney Dammeyer(2)	R. Craig Kennedy
Howard J Kerr(2)	Linda Hutton Heagy(1)	Jack E. Nelson(2)
Suzanne H. Woolsey, Ph.D.		Hugo F. Sonnenschein(1)

(1)	Linda Hutton Heagy and Hugo F. Sonnenschein are designated to be elected solely by the Preferred Shareholders voting as a separate class.

(2)	Pursuant to the Funds’ Trustee retirement policy, Howard J Kerr and Jack E. Nelson are retiring from the Boards effective as of the Meeting. Rodney Dammeyer is not standing for reelection and his term of office as Trustee of VOQ, VTJ and the Acquiring Fund will expire at the Meeting. Therefore, Mr. Dammeyer is also stepping down from the Board of VMV effective as of the Meeting. Each Fund’s Board has reduced the size of the Board to eight Trustees effective as of the Meeting.
          The business and affairs of the Funds are managed under the direction of their Boards of Trustees. Biographical information regarding the Trustees can be found in Exhibit F. Information on the Trustees’ qualifications and experience can be found in Exhibit G. Information on each Boards’ leadership structure, role in risk oversight, and committees and meetings can be found in Exhibit H. Information on the remuneration of Trustees can be found in Exhibit I. Information on the executive officers of the Funds is available in Exhibit E. Information on the Funds’ independent registered public accounting firm is available in Exhibit J.
THE BOARDS RECOMMEND A VOTE FOR ALL OF THE NOMINEES.

VOTING INFORMATION
How to Vote Your Shares
          There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet. The proxy card that accompanies this Proxy Statement provides detailed instructions on how you may vote your shares.
          If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares for each Proposal and for all of the Trustee nominees, in accordance with the recommendations of the Board of your Fund, and in the proxy’s best judgment on other matters.
Why are you sending me the Proxy Statement?
          You are receiving this Proxy Statement because you own Common Shares of a Fund as of the Record Date and have the right to vote on the very important proposals described herein concerning your Fund. This Proxy Statement contains information that shareholders of the Funds should know before voting on the proposals. This document is both a proxy statement of each Fund and also a prospectus for Common Shares of the Acquiring Fund.
About the Proxy Statement and the Meeting
          We are sending you this Proxy Statement and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments or postponements of the Meeting. This Proxy Statement gives you information about the business to be conducted at the Meeting. Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by following the instructions on the enclosed proxy card to vote via telephone or the Internet.
          Shareholders of record of the Funds as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of each Fund on [April 20], 2012 can be found at Exhibit K. Each shareholder is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. The Funds expect that Preferred Shares will also be voted at the Meeting. This Proxy Statement is not a solicitation for any votes of the Preferred Shares of any Fund.
          Attendance at the Meeting is generally limited to shareholders and their authorized representatives. All shareholders must bring an acceptable form of identification, such as a driver’s license, in order to attend the Meeting in person. If your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to attend or vote your shares at the Meeting.
          Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. It is the intention of the persons named in the enclosed proxy card to vote the shares represented by them for each proposal and for all of the Trustee nominees, unless the proxy card is marked otherwise. If a shareholder gives a proxy, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Fund in writing at the address of the Fund set forth on the cover page of this Proxy Statement before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person.
Quorum Requirement and Adjournment
          A quorum of shareholders is necessary to hold a valid shareholder meeting for each Fund. Under the governing documents of each Fund, the holders of a majority of outstanding shares of each class or series or combined class entitled to vote thereat of the Fund present in person or by proxy shall constitute a quorum at the Meeting.

          If a quorum is not present at the Meeting, it may be adjourned, with the vote of the majority of the votes present or represented by proxy, to allow additional solicitations of proxies in order to attain a quorum. The shareholders present in person or represented by proxy and entitled to vote at the Meeting will also have the power to adjourn the Meeting from time to time if the vote required to approve or reject any proposal described herein is not obtained, with proxies, including abstentions and broker non-votes, being voted for adjournment, provided the proxies determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the nature of the relevant proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation. The affirmative vote of the holders of a majority of a Fund’s shares then present in person or represented by proxy shall be required to so adjourn the Meeting.
          In the event that a shareholder of a Fund present at the Meeting objects to the holding of a joint meeting and moves for an adjournment of the meeting of such Fund to a time immediately after the Meeting so that such Fund’s meeting may be held separately, the persons named as proxies will vote in favor of such adjournment.
          Abstentions and broker non-votes (described below) are counted as present and will be included for purposes of determining whether a quorum is present for each Fund at the Meeting, but are not considered votes cast at the Meeting. Abstentions and broker non-votes will have the same effect as a vote against Proposal 1 or 2, because their approval requires the affirmative vote of a percentage of the outstanding shares of the applicable Fund or of a certain proportion of the shares present at the Meeting, as opposed to a percentage of votes cast. For Proposal 3, abstentions and broker non-votes will have no effect because only a plurality of votes is required to elect a Trustee nominee. A proxy card marked “withhold” with respect to election of Trustees would have the same effect as an abstention.
          Broker non-votes occur when a proposal that is routine (such as the election of trustees) is voted on at a meeting alongside a proposal that is non-routine (such as the Redomestication or Merger proposals). Under New York Stock Exchange rules, brokers may generally vote in their discretion on routine proposals, but are generally not able to vote on a non-routine proposal in the absence of express voting instructions from beneficial owners. As a result, where both routine and non-routine proposals are voted on at the same meeting, proxies voted by brokers on the routine proposals are considered votes present but are not votes on any non-routine proposals. Because both routine and non-routine proposals will be voted on at the Meeting, the Funds anticipate receiving broker non-votes with respect to Proposals 1 and 2. No broker non-votes are anticipated with respect to Proposal 3 because it is considered a routine proposal on which brokers typically may vote in their discretion.
          Broker-dealers who are not members of the New York Stock Exchange may be subject to other rules, which may or may not permit them to vote your Common Shares without instruction. Therefore, you are encouraged to contact your broker and record your voting instructions.
Votes Necessary to Approve the Proposals
          Common Shares and Preferred Shares of each Fund are entitled to vote at the Meeting. Each Fund expects that the vote of its Preferred Shares will be obtained by proxy. This Proxy Statement is not a solicitation for any votes of the Preferred Shares of any Fund.
          Each Fund’s Board has unanimously approved the Fund’s Plan of Redomestication discussed in Proposal 1. Shareholder approval of a Fund’s Plan of Redomestication requires the approval of the holders of a majority of the Common Shares and Preferred Shares outstanding and entitled to vote, voting as separate classes, of such Fund. Proposal 1 may be implemented for a Fund regardless of whether shareholders approve any other Proposals applicable to the Fund.
          Each Fund’s Board has unanimously approved the Fund’s Plan of Merger discussed in Proposal 2. Shareholder approval of each Plan of Merger requires the vote of a majority of the Common Shares and the Preferred Shares outstanding, voting as separate classes, of the applicable Target Fund and the Acquiring Fund. Proposal 2 may be implemented for a Target Fund only if Proposal 1 is also approved by both such Target Fund and the Acquiring Fund and regardless of whether shareholders approve any other Proposal applicable to such Funds.
          With respect to Proposal 3, Common Shareholders of the each Fund will vote on the nominees set forth herein. The affirmative vote of a plurality of the Common Shares of a Fund present at the Meeting in person or by proxy is required to elect each nominee for Trustee for a Fund designated to be elected by Common Shareholders.

Proposal 3 may be implemented for a Fund regardless of whether shareholders approve any other Proposals applicable to the Fund.
Proxy Solicitation
          The Funds have engaged the services of Computershare Fund Services (the “Solicitor”) to assist in the solicitation of proxies for the Meeting. The Solicitor’s costs are described under the “Costs of the Merger” section of this Proxy Statement. Proxies are expected to be solicited principally by mail, but the Funds or the Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Funds’ officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
          Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.
OTHER MATTERS
Share Ownership by Large Shareholders, Management and Trustees
          Information on each person who, as of [April 20], 2012, to the knowledge of each Fund, owned 5% or more of the outstanding shares of a class of such Fund can be found at Exhibit L. Information regarding ownership by Trustees of the Funds of shares of such Funds and of shares of all registered investment companies overseen by such Board member in the Fund Complex can be found at Exhibit L. To the best knowledge of each Fund, the ownership of shares of such Fund by executive officers and Trustees of such Fund as a group constituted less than 1% of each outstanding class of shares of such Fund as of [April 20], 2012.
Annual Meetings of the Funds
          If a Merger is completed, the merged Target Fund will not hold an annual meeting in 2013. If a Merger does not take place, that Target Fund’s Board will announce the date of the 2013 annual meeting for such Target Fund. The Acquiring Fund will hold an annual meeting in 2013 regardless of whether a Merger is consummated.
Dissenters’ Rights
          Each Target Fund is a Massachusetts business trust whose Declaration of Trust provides that its shares of beneficial interest shall not entitle a holder to appraisal rights. Accordingly, each Target Fund does not believe that its shareholders are entitled to appraisal rights in connection with the Mergers. However, the Massachusetts Business Corporation Act (“MBCA”) generally provides that the shareholders of a Massachusetts corporation are entitled to appraisal rights in the event of a sale or exchange of all or substantially all of the assets of a corporation, as provided in Sections 13.01 through 13.31 of Part 13 of the MBCA, and in certain circumstances courts have applied Massachusetts corporate statutes to Massachusetts business trusts. The availability of appraisal rights in connection with a transaction such as the Mergers involving a Massachusetts business trust has not been judicially determined. Accordingly, depending on such determination, Target Fund shareholders may be entitled to assert appraisal rights in respect of a Merger under Massachusetts law. Each Target Fund reserves the right to challenge any purported exercise of appraisal rights in respect of a Merger.
          If a Target Fund shareholder believes he or she is entitled to appraisal rights under Massachusetts law, in order to exercise these rights the shareholder must: (i) deliver to the Target Fund, before the vote to approve the Merger Agreement is taken, written notice of his or her intent to demand payment for his or her shares in an amount to be determined pursuant to the prescribed appraisal procedure; (ii) not vote his or her shares in favor of the proposal to approve the Merger Agreement; and (iii) comply with the other procedures specified in Part 13 of the MBCA. Because proxies received prior to the Meeting on which no vote is indicated will be voted for the Merger Agreement as described above, the submission of a proxy card on which no vote is indicated will result in the waiver of any available appraisal rights. If a shareholder holds shares in the name of a broker or other nominee and wants to attempt to assert appraisal rights, the shareholder must instruct his or her nominee to take the steps necessary to enable the shareholder to assert appraisal rights. See “Assertion of Rights by Nominees and Beneficial Owners” in

Exhibit M. If the shareholder or nominee fails to follow all of the steps specified in the statute, the shareholder will lose his or her right of appraisal (to the extent such right otherwise would be available).
          Any Target Fund shareholder who believes he or she is entitled to appraisal rights and who wishes to preserve those rights should carefully review Sections 13.01 through 13.31 of Part 13 of the MBCA, attached as Exhibit M hereto, which set forth the procedures to be complied with in perfecting any such rights. Failure to strictly comply with the procedures specified in Part 13 of the MBCA will result in the loss of any appraisal rights to which such shareholder may be entitled.
          For federal income tax purposes, dissenting shareholders obtaining payment for their Common Shares will recognize gain or loss measured by the difference between any such payment and the tax basis for their Common Shares. Shareholders are advised to consult their personal tax advisors as to the tax consequences of dissenting.
Shareholder Proposals
          Shareholder proposals intended to be presented at the year 2013 annual meeting of shareholders for a Fund pursuant to Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), must be received by the Fund’s Secretary at the Fund’s principal executive offices by [February 8], 2013 in order to be considered for inclusion in the Fund’s proxy statement and proxy card relating to that meeting. Timely submission of a proposal does not necessarily mean that such proposal will be included in the Fund’s proxy statement. Pursuant to each Fund’s governing documents as anticipated to be in effect before the 2013 annual meeting, if a shareholder wishes to make a proposal at the year 2013 annual meeting of shareholders without having the proposal included in a Fund’s proxy statement, then such proposal must be received by the Fund’s Secretary at the Fund’s principal executive offices not earlier than March 19, 2013 and not later than April 18, 2013. If a shareholder fails to provide timely notice, then the persons named as proxies in the proxies solicited by the Board for the 2013 annual meeting of shareholders may exercise discretionary voting power with respect to any such proposal. Any shareholder who wishes to submit a proposal for consideration at a meeting of such shareholder’s Fund should send such proposal to the Fund’s Secretary at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, Attn: Secretary.
Shareholder Communications
          Shareholders may send communications to each Fund’s Board. Shareholders should send communications intended for a Board or for a Trustee by addressing the communication directly to the Board or individual Trustee and/or otherwise clearly indicating that the communication is for the Board or individual Trustee and by sending the communication to either the office of the Secretary of the applicable Fund or directly to such Trustee at the address specified for such Trustee in Exhibit F. Other shareholder communications received by any Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein
Section 16(a) Beneficial Ownership Reporting Compliance
          Section 30(h) of the 1940 Act and Section 16(a) of the Exchange Act require each of the Funds’ Trustees, officers, and investment advisers, affiliated persons of the investment advisers, and persons who own more than 10% of a registered class of a Fund’s equity securities to file forms with the SEC and Exchanges, reporting their affiliation with the Fund and reports of ownership and changes in ownership of such securities. These persons and entities are required by SEC regulations to furnish such Fund with copies of all such forms they file. Based on a review of these forms furnished to each Fund, each Fund believes that during its last fiscal year, its Trustees, its officers, the Adviser and affiliated persons of the Adviser complied with the applicable filing requirements.
Other Meeting Matters
          Management of each Fund does not intend to present, and does not have reason to believe that others will present, any other items of business at the Meeting. The Funds know of no business other than the proposals described in this Proxy Statement that will, or are proposed to, be presented for consideration at the Meeting. If any other matters are properly presented, the persons named on the enclosed proxy cards shall vote proxies in accordance with their best judgment.

WHERE TO FIND ADDITIONAL INFORMATION
          This Proxy Statement and the SAI do not contain all the information set forth in the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC. The financial highlights of each Fund for the year ended February 29, 2012 and the description of the Fund’s automatic dividend reinvestment plans are incorporated by reference into this Proxy Statement from the Fund’s annual report for the year ended February 29, 2012 on Form N-CSR. Such financial highlights and financial statements have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The SEC file number of each Fund, which contains the Fund’s shareholder reports and other filings with the SEC, is 811-06362 for the Acquiring Fund, 811-07088 for VMV, 811-06364 for VOQ and 811-06536 for VOQ.
          Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC. Reports, proxy materials and other information concerning the Funds can also be inspected at the Exchanges.

EXHIBIT A
FORM OF
AGREEMENT AND PLAN OF REDOMESTICATION

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EXHIBIT B
Comparison of Governing Documents
          Each Fund is a Massachusetts business trust. Under Proposal 1, if approved, each Fund will reorganize into a newly formed Delaware statutory trust (each, a “DE Trust” and together, the “DE Trusts”). The following is a discussion of certain provisions of the governing instruments and governing laws of each Fund and its corresponding DE Trust, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing documents.
          Shares. The Trustees of the Funds have the power to issue shares, including preferred shares, without shareholder approval. The governing documents of the Funds indicate that the amount of common shares that a Fund may issue is unlimited. Preferred shares are limited to the amount set forth in the Declarations (defined below). Shares of the Funds have no preemptive rights.
          The Trustees of the DE Trusts have the power to issue shares, including preferred shares, without shareholder approval. The governing documents of the DE Trusts indicate that the amount of common and preferred shares that a DE Trust may issue is unlimited. Shares of the DE Trusts have no preemptive rights.
          Organization. The Funds are organized as Massachusetts business trusts, under the laws of the Commonwealth of Massachusetts. Each Fund is governed by its Declaration of Trust (a “Declaration”) and its By-Laws, each as may be amended, and its business and affairs are managed under the supervision of its Board of Trustees.
          Each DE Trust is organized as a Delaware statutory trust pursuant to the Delaware Statutory Trust Act (“Delaware Act”). Each DE Trust is governed by its Amended and Restated Agreement and Declaration of Trust (also, a “Declaration” and, together with the Declaration of each Fund, the “Declarations”) and its By-Laws, and its business and affairs are managed under the supervision of its Board of Trustees.
          Composition of the Board of Trustees. The Boards of Trustees of both the Funds and the DE Trusts are divided into three classes, with the election of each class staggered so that each class is only up for election once every three years. Any Trustee of a DE Trust that is standing for reelection, but fails to receive a quorum or sufficient votes, may continue to serve for successive one-year terms until such Trustee is duly elected.
          Shareholder Meetings and Rights of Shareholders to Call a Meeting. The Funds are required to hold annual shareholder meetings under their governing documents. Similarly, the DE Trusts are required to hold annual shareholder meetings to elect trustees under their Declaration. In addition, the stock exchange on which a Fund and DE Trust’s shares are currently listed requires annual meetings to elect trustees.
           The governing instruments for each Fund provide that special meetings of shareholders may be called by a majority of the Trustees. In addition, special meetings of shareholders may also be called by any Trustee upon written request from shareholders holding in the aggregate not less than 51% of the outstanding common and/or preferred shares, if any (depending on whether they are voting as a single class or separately).
          The By-Laws of the DE Trusts authorize a meeting of the shareholders for the election of Trustees called by the Trustees. The By-Laws of the DE Trusts also authorize a meeting of shareholders for any purpose determined by the Trustees. The By-Laws of the DE Trusts state that shareholders have no power to call a special meeting of shareholders.
          Submission of Shareholder Proposals. The Funds do not have provisions in their governing instruments that require shareholders to provide advance notice to the Funds in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to all of the Funds and the DE Trusts, require that certain conditions be met to present any proposal at a shareholder meeting.
          The matters to be considered and brought before an annual or special meeting of shareholders of the DE Trusts are limited to only those matters, including the nomination and election of Trustees, that are properly brought

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before the meeting. For proposals submitted by shareholders, the By-Laws of the DE Trusts contain provisions which require that notice be given to a DE Trust by an otherwise eligible shareholder in advance of the annual or special shareholder meeting in order for the shareholder to present a proposal at any such meeting. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at the annual or special shareholder meeting.
          In general, for nominations and any other proposals to be properly brought before an annual meeting of shareholders by a shareholder of a DE Trust, written notice must be delivered to the Secretary of the DE Trust not less than 90 days, nor more than 120 days, prior to the first anniversary of the preceding year’s annual meeting. If the annual meeting is not scheduled to be held within a period that commences 30 days before such anniversary and ends 30 days after such anniversary, the written notice must be delivered by the later of the 90th day prior to the meeting or the 10th day following the public announcement or disclosure of the meeting date. If the number of Trustees to be elected to the Board is increased and either all of the nominees for Trustee or the size of the increased Board are not publicly announced or disclosed at least 70 days prior to the first anniversary of the preceding year’s annual meeting, written notice will be considered timely if delivered to the Secretary of the DE Trust no later than the 10th date of such public announcement or disclosure. With respect to the nomination of individuals for election to the Board of Trustees at a special shareholder meeting, written notice must be delivered by a shareholder of the DE Trust to the Secretary of the DE Trust no later than the 10th date after such meeting is publicly announced or disclosed. Specific information, as set forth in the By-Laws, about the nominee or proposal must also be delivered, and updated as necessary if proposed at an annual meeting, by the shareholder of the DE Trust. The shareholder or a qualified representative must also appear at the annual or special meeting of shareholders to present about the nomination or proposed business.
          Quorum. The governing instruments of the Funds provide that a quorum will exist if shareholders representing a majority of the outstanding shares of each class or series or combined class entitled to vote are present at the meeting in person or by proxy.
          The By-Laws of each DE Trust provide that a quorum will exist if shareholders representing a majority of the outstanding shares entitled to vote are present or represented by proxy, except when a larger quorum is required by applicable law or the requirements of any securities exchange on which shares are listed for trading, in which case the quorum must comply with such requirements.
          Number of Votes; Aggregate Voting. The governing instruments of the Funds and the Declaration and By-Laws of the DE Trusts provide that each shareholder is entitled to one vote for each whole share held as to any matter on which the shareholder is entitled to vote, and a proportionate fractional vote for each fractional share held. The Funds and the DE Trusts do not provide for cumulative voting for the election or removal of Trustees.
          The governing instruments of the Funds generally provide that all share classes vote by class or series of the Fund, except as otherwise provided by applicable law, the governing instruments or resolution of the Trustees.
          The Declarations for the DE Trusts generally provide that all shares are voted as a single class, except when required by applicable law, the governing instruments, or when the Trustees have determined that the matter affects the interests of one or more classes, then only the shareholders of all such affected classes are entitled to vote on the matter.
          Derivative Actions. Shareholders of each Fund have the power to vote as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or its shareholders. Such shareholders have the power to vote to the same extent as the stockholders of a Massachusetts corporation.
          The Declarations for the DE Trusts state that a shareholder may bring a derivative action on behalf of a DE Trust only if several conditions are met. These conditions include, among other things, a pre-suit demand upon the Board of Trustees and, unless a demand is not required, shareholders who hold a majority of the outstanding shares must join in the request for the Board of Trustees to commence an action, and the Board of Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of the claim.

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          Right to Vote. The 1940 Act provides that shareholders of a fund have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental. Shareholders also have the right to vote on certain matters affecting a fund or a particular share class thereof under their respective governing instruments and applicable state law. The following summarizes the matters on which shareholders have the right to vote as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a Fund or DE Trust do not have the right to vote, the Trustees may nonetheless determine to submit the matter to shareholders for approval. Where referenced below, the phrase “Majority Shareholder Vote” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of a fund’s outstanding shares are present or represented by proxy; or (b) more than 50% of a fund’s outstanding shares.
               Election and Removal of Trustees. The shareholders of the Funds are entitled to vote, under certain circumstances, for the election and the removal of the Trustees. Subject to the rights of the preferred shareholders, if any, the Trustees of the Funds are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). Any Trustee of the Funds may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the class or classes of shares of beneficial interest that elected such Trustee.
          With regard to the DE Trusts, Trustees are elected by the affirmative vote of a majority of the shares of the DE Trust present in person or by proxy and entitled to vote at a meeting of the shareholders at which a quorum is present. Preferred shareholders voting as a separate class, solely elect at least two Trustees. Under certain circumstances, including non-payment of dividends equal to two full years dividends on preferred shares, holders of preferred shares may elect at least a majority of the Board’s Trustees. The Declaration and By-Laws of the DE Trusts do not provide shareholders with the ability to remove Trustees.
               Amendment of Governing Instruments. Except as described below, the Trustees of the Funds and DE Trusts have the right to amend, from time to time, the governing instruments. For the Funds, the Trustees have the power to alter, amend or repeal the By-Laws or adopt new By-Laws, provided that By-Laws adopted by shareholders may only be altered, amended or repealed by the shareholders. For the DE Trusts, the By-Laws may be altered, amended, or repealed by the Trustees, without the vote or approval of shareholders.
          For the Funds, the shareholders must vote with respect to any amendment of the Declaration to the extent provided by the Declaration. The vote required is a majority of the shares of any class or series present or represented by proxy and entitled to vote at the meeting, except as otherwise provided by applicable law, the Declaration or resolution of the Trustees specifying a greater or lesser vote requirement for the transaction of any item of business at any meeting of shareholders.
          For the DE Trusts, any amendment to the Declaration approved by the Board that would reduce the shareholders’ rights to indemnification requires the vote of shareholders owning at least 75% of the outstanding shares. Any amendments to the Declaration that would change the voting rights require the affirmative vote or consent by the Board of Trustees followed by the affirmative vote or consent of shareholders owning at least 75% of the outstanding shares, unless such transactions have been previously approved, adopted or authorized by the affirmative vote of at least 66 2/3% of the Board of Trustees, in which case an affirmative Majority Shareholder Vote is required (the “DE Trusts’ Voting Standard”).
               Mergers, Reorganizations, and Conversions. The governing instruments of the Funds provide that a merger, consolidation, sale, lease or exchange requires the affirmative vote of not less than 66 2/3% of the common shares and the preferred shares, if any, outstanding and entitled to vote, voting as separate classes. If the merger, consolidation, sale, lease or exchange is recommended by the Trustees, the vote or written consent of the holders of a majority of the common shares and preferred shares, if any, outstanding and entitled to vote, voting as separate classes, is sufficient authorization. Conversion to an open-end company is required to be approved by at least a majority of the Trustees, including those who are not interested persons as defined in the 1940 Act, and a Majority Shareholder Vote of each of the common shares and preferred shareholders, if any, voting as separate classes. An incorporation or reorganization requires the approval of a majority of the common shares and preferred shares, if any, outstanding and entitled to vote, voting as separate classes.

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          For the DE Trusts, any such merger, consolidation, conversion, reorganization, or reclassification requires approval pursuant to the DE Trusts’ Voting Standard. The vote required is in addition to the vote or consent of shareholders otherwise required by law or by the terms of any class of preferred shares or any agreement between the Trust and any national securities exchange.
               Principal Shareholder Transactions. The Target Funds require a vote or consent of 75% of the common shares or preferred shares, if any, outstanding and entitled to vote, voting as separate classes, where a principal shareholder (i.e., any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than 5% of the outstanding shares) is the party to certain transactions.
          The Acquiring Fund requires a vote or consent of 66 2/3% of the common or preferred shares outstanding and entitled to vote, voting as separate classes, where a principal shareholder (i.e., any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than 5% of the outstanding shares) is the party to certain transactions.
          The DE Trusts require a vote pursuant to the DE Trusts’ Voting Standard for certain principal shareholder transactions. The vote required is in addition to the vote or consent of shareholders otherwise required by law or by the terms of any class of preferred shares or any agreement between the Trust and any national securities exchange.
               Termination of a Trust. With respect to the Funds, the affirmative vote of not less than 75% of the common shares and preferred shares, if any, outstanding and entitled to vote, voting as separate classes, at any meeting of shareholders, or by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by the holders of not less than 75% of each of such common shares and preferred shares, is required for termination of a Fund.
          The DE Trusts may be dissolved upon a vote pursuant to the DE Trusts’ Voting Standard. The vote required is in addition to the vote or consent of shareholders otherwise required by law or by the terms of any class of preferred shares or any agreement between a DE Trust and any national securities exchange. In addition, if the affirmative vote of at least 75% of the Board approves the dissolution, shareholder approval is not required.
          Liability of Shareholders. The Massachusetts statute governing business trusts does not include an express provision relating to the limitation of liability of the shareholders of a Massachusetts business trust. However, the Declarations for the Funds provide that no shareholder will be personally liable in connection with the acts, obligations or affairs of the Funds. Consistent with Section 3803 of the Delaware Act, the Declarations of the DE Trusts generally provide that shareholders will not be subject to personal liability for the acts or obligations of the DE Trust.
          Liability of Trustees and Officers. Consistent with the 1940 Act, the governing instruments for both the DE Trusts and the Funds generally provide that no Trustee or officer of a DE Trust and no Trustee, officer, employee or agent of a Fund is subject to any personal liability in connection with the assets or affairs of the DE Trust and the Fund and the, respectively, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office (“Disabling Conduct”).
          Indemnification. The Funds generally indemnify every person who is or has been a Trustee or officer of the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by them in connection with any claim, action, suit or proceeding in which they becomes involved as a party or otherwise by virtue of their being or having been a Trustee or officer and against amounts paid or incurred by them in the settlement thereof, except otherwise for Disabling Conduct.
          The Trustees, officers, employees or agents of a DE Trust (“Covered Persons”) are indemnified by the DE Trust to the fullest extent permitted by the Delaware Act, the By-Laws and other applicable law. The By-Laws provide that every Covered Person is indemnified by the DE Trust for expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred in any proceeding to which such Covered Person is made a party or is threatened to be made a party, or is involved as a witness in, by reason of the fact that such person is a Covered Person. For proceedings not by or in the right of the DE Trust (i.e., derivative lawsuits), every Covered Person is

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indemnified by the DE Trust for expenses actually and reasonably incurred in the investigation, defense or settlement in any proceeding to which such Covered Person is made a party or is threatened to be made a party, or is involved as a witness in, by reason of the fact that such person is a Covered Person. No Covered Person is indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of disabling conduct or for any proceedings by such Covered Person against the Trust. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person engaged in Disabling Conduct.
          In addition, a DE Trust is indemnified by a shareholder for all costs, expenses, penalties, fines or other amounts arising from that shareholder’s breach or failure to fully comply with the governing instruments of the DE Trust. A DE Trust is further indemnified for such costs to the extent that the shareholder is not the prevailing party in any action against the DE Trust. The DE Trust is permitted to redeem shares of and set off against any distributions to the shareholder for such amounts liable by the shareholder to the DE Trust.

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EXHIBIT C
Comparison of State Laws
          The laws governing Massachusetts business trusts and Delaware statutory trusts have similar effect, but they differ in certain respects. Both the Massachusetts business trust law (“MA Statute”) and the Delaware statutory trust act (“DE Statute”) permit a trust’s governing instrument to contain provisions relating to shareholder rights and removal of trustees, and provide trusts with the ability to amend or restate the trust’s governing instruments. However, the MA Statute is silent on many of the salient features of a Massachusetts business trust (a “MA Trust”) whereas the DE Statute provides guidance and offers a significant amount of operational flexibility to Delaware statutory trusts (a “DE Trust”). The DE Statute provides explicitly that the shareholders and trustees of a Delaware Trust are not liable for obligations of the trust to the same extent as under corporate law, while under the MA Statute, shareholders and trustees could potentially be liable for trust obligations. The DE Statute authorizes the trustees to take various actions without requiring shareholder approval if permitted by a Fund’s governing instruments. For example, trustees may have the power to amend the Delaware trust instrument, merge or consolidate a Fund with another entity, and to change the Delaware trust’s domicile, in each case without a shareholder vote.
          The following is a discussion of only certain material differences between the DE Statute and MA Statute, as applicable, and is not a complete description of them. Further information about each Fund’s current trust structure is contained in such Fund’s organizational documents and in relevant state law.

	Delaware Statutory Trust	Massachusetts Business Trust
Governing Documents/Governing Body	A DE Trust is formed by the filing of a certificate of trust with the Delaware Secretary of State. A DE Trust is an unincorporated association organized under the DE Statute whose operations are governed by its governing document (which may consist of one or more documents). Its business and affairs are managed by or under the direction of one or more trustees. As described in this chart, DE Trusts are granted a significant amount of organizational and operational flexibility. Delaware law makes it easy to obtain needed shareholder approvals, and also permits the management of a DE Trust to take various actions without being required to make state filings or obtain shareholder approval.	A MA Trust is created by the trustees’ execution of a written declaration of trust. A MA Trust is required to file the declaration of trust with the Secretary of the Commonwealth of Massachusetts and with the clerk of every city or town in Massachusetts where the trust has a usual place of business. A MA Trust is a voluntary association with transferable shares of beneficial interests, organized under the MA Statute. A MA Trust is considered to be a hybrid, having characteristics of both corporations and common law trusts. A MA Trust’s operations are governed by a trust document and bylaws. The business and affairs of a MA Trust are managed by or under the direction of a board of trustees.

MA Trusts are also granted a significant amount of organizational and operational flexibility. The MA Statute is silent on most of the salient features of MA Trusts, thereby allowing trustees to freely structure the MA Trust. The MA Statute does not specify what information must be contained in the declaration of trust, nor does it require a registered officer or agent for service of process.

Ownership Shares of Interest	Under both the DE Statute and the MA Statute, the ownership interests in a DE Trust and MA Trust are denominated as “beneficial interests” and are held by “beneficial owners.”

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	Delaware Statutory Trust	Massachusetts Business Trust
Series and Classes	Under the DE Statute, the governing document may provide for classes, groups or series of shares, having such relative rights, powers and duties as shareholders set forth in the governing document. Such classes, groups or series may be described in a DE Trust’s governing document or in resolutions adopted by its trustees.	The MA Statute is silent as to any requirements for the creation of such series or classes.

Shareholder Voting Rights	Under the DE Statute, the governing document may set forth any provision relating to trustee and shareholder voting rights, including the withholding of such rights from certain trustees or shareholders. If voting rights are granted, the governing document may contain any provision relating to the exercise of voting rights.	There is no provision in the MA Statute addressing voting by the shareholders of a MA Trust.

Quorum	Under the DE Statute, the governing document may set forth any provision relating to quorum requirements at meetings of shareholders.	There is no provision in the MA Statute addressing quorum requirements at meetings of shareholders of a MA Trust.

Shareholder Meetings	Neither the DE Statute nor the MA Statute mandates an annual shareholders’ meeting.

Organization of Meetings	Neither the DE Statute nor the MA Statute contain provisions relating to the organization of shareholder meetings.

Record Date	Under the DE Statute, the governing document may provide for record dates.	There is no record date provision in the MA Statute.

Qualification and Election of Trustees	Under the DE Statute, the governing documents may set forth the manner in which trustees are elected and qualified.	The MA Statute does not contain provisions relating to the election and qualification of trustees of a MA Trust.

Removal of Trustees	Under the DE Statute, the governing documents of a DE Trust or MA Trust may contain any provision relating to the removal of trustees; provided, however, that there shall at all times be at least one trustee of a DE Trust.	The MA Statute does not contain provisions relating to the removal of trustees.

Restrictions on Transfer	Neither the DE Statute nor the MA Statute contain provisions relating to the ability of a DE Trust or MA Trust, as applicable, to restrict transfers of beneficial interests.

Preemptive Rights and Redemption of Shares	Under each of the DE Statute and the MA Statute, a governing document may contain any provision relating to the rights, duties and obligations of the shareholders.

Liquidation Upon Dissolution or Termination Events	Under the DE Statute, a DE Trust that has dissolved shall first pay or make reasonable provision to pay all known claims and obligations, including those that are contingent, conditional and unmatured, and all known claims and obligations for which the claimant is unknown. Any remaining assets shall be distributed to the shareholders or as otherwise provided in the governing document.	The MA Statute has no provisions pertaining to the liquidation of a MA Trust.

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	Delaware Statutory Trust	Massachusetts Business Trust
Shareholder Liability	Under the DE Statute, except to the extent otherwise provided in the governing document of a DE Trust, shareholders of a DE Trust are entitled to the same limitation of personal liability extended to shareholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware.	The MA Statute does not include an express provision relating to the limitation of liability of the shareholders of a MA Trust. The shareholders of a MA Trust could potentially be held personally liable for the obligations of the trust.

Trustee/Director Liability	Subject to the provisions in the governing document, the DE Statute provides that a trustee or any other person managing the DE Trust, when acting in such capacity, will not be personally liable to any person other than the DE Trust or a shareholder of the DE Trust for any act, omission or obligation of the DE Trust or any trustee. To the extent that at law or in equity a trustee has duties (including fiduciary duties) and liabilities to the DE Trust and its shareholders, such duties and liabilities may be expanded or restricted by the governing document.	The MA Statute does not include an express provision limiting the liability of the trustee of a MA Trust. The trustees of a MA Trust could potentially be held personally liable for the obligations of the trust.

Indemnification	Subject to such standards and restrictions as may be contained in the governing document of a DE Trust, the DE Statute authorizes a DE Trust to indemnify and hold harmless any trustee, shareholder or other person from and against any and all claims and demands.	The MA Statute is silent as to the indemnification of trustees, officers and shareholders.

Insurance	Neither the DE Statute nor the MA Statute contain provisions regarding insurance.

Shareholder Right of Inspection	Under the DE Statute, except to the extent otherwise provided in the governing document of a DE Trust and subject to reasonable standards established by the trustees, each shareholder has the right, upon reasonable demand for any purpose reasonably related to the shareholder’s interest as a shareholder, to obtain from the DE Trust certain information regarding the governance and affairs of the DE Trust, including a current list of the name and last known address of each beneficial owner and trustee. In addition, the DE Statute permits the trustees of a DE Trust to keep confidential from shareholders for such period of time as deemed reasonable any information that the trustees in good faith believe would not be in the best interest of the DE Trust to disclose or that could damage the DE Trust or that the DE Trust is required by law or by agreement with a third party to keep confidential.	There is no provision in the MA Statute relating to shareholder inspection rights.

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	Delaware Statutory Trust	Massachusetts Business Trust
Derivative Actions	Under the DE Statute, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (a) was a shareholder at the time of the transaction complained about or (b) acquired the status of shareholder by operation of law or pursuant to the governing document from a person who was a shareholder at the time of the transaction. A shareholder’s right to bring a derivative action may be subject to such additional standards and restrictions, if any, as are set forth in the governing document.	There is no provision under the MA Statute regarding derivative actions.

Arbitration of Claims	The DE Statute provides flexibility as to providing for arbitration pursuant to the governing documents of a DE Trust.	There is no provision under the MA Statute regarding arbitration.

Amendments to Governing Documents	The DE Statute provides broad flexibility as to the manner of amending and/or restating the governing document of a DE Trust. Amendments to the declaration that do not change the information in the DE Trust’s certificate of trust are not required to be filed with the Delaware Secretary of State.	The MA Statute provides broad flexibility as to the manner of amending and/or restating the governing document of a MA Trust. The MA Statute provides that the trustees shall, within thirty days after the adoption of any amendment to the declaration of trust, file a copy with the Secretary of the Commonwealth of Massachusetts and with the clerk of every city or town in Massachusetts where the trust has a usual place of business.

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EXHIBIT D
Form of Agreement and Plan of Merger

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EXHIBIT E
Executive Officers of the Funds
          The following information relates to the executive officers of the Funds. Each officer also serves in the same capacity for all or a number of the other investment companies advised by the Adviser or affiliates of the Adviser. The officers of the Funds are appointed annually by the Trustees and serve for one year or until their respective successors are chosen and qualified. The address of each officer is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Name, Year of Birth and
Position(s) Held with the Fund	Officer Since	Principal Occupation(s) During Past 5 Years
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2010	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc. and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust.

		Formerly: Director and Secretary, Van Kampen Advisors Inc.; Director Vice President, Secretary and General Counsel Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company).

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	2010	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser).

		Formerly: Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The

E-1

Name, Year of Birth and
Position(s) Held with the Fund	Officer Since	Principal Occupation(s) During Past 5 Years
		Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Karen Dunn Kelley — 1960 Vice President	2010	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only).

Yinka Akinsola — 1977 Anti-Money Laundering Compliance Officer	2011	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp. and Van Kampen Funds Inc.

		Formerly: Regulatory Analyst III, Financial Industry Regulatory Authority (FINRA).

Todd L. Spillane — 1958 Chief Compliance Officer	2010	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, INVESCO Private Capital Investments, Inc. (holding company) and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.).

		Formerly: Chief Compliance Officer, Invesco Van Kampen Closed-End Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company.

E-2

EXHIBIT F
Information Regarding the Trustees
          The tables below list the incumbent Trustees, their principal occupations, other directorships held by them and their affiliations, if any, with the Adviser or its affiliates. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the Record Date. Trustees of the Funds generally serve three year terms or until their successors are duly elected and qualified.

		Term of		Number of
		Office		Portfolios in
		and		Fund
	Position(s)	Length of		Complex
Name, Age and	Held with	Time	Principal Occupation(s) During the	Overseen by	Other Directorships Held by
Address of Trustee	Funds	Served	Past Five Years	Trustee	Trustee During the Past Five Years

Independent Trustees:
David C. Arch[1] (66) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	†	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	158	Trustee/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

Jerry D. Choate[1] (73) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	†	From 1995 to 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. From 1994 to 1995, President and Chief Executive Officer of Allstate. Prior to 1994, various management positions at Allstate.	18	Trustee/Managing General Partner of funds in the Fund Complex. Director since 1998 and member of the governance and nominating committee, executive committee, compensation and management development committee and equity award committee, of Amgen Inc., a biotechnological company. Director since 1999 and member of the nominating and governance committee and compensation and executive committee, of Valero Energy Corporation, a crude oil refining and marketing company. Previously, from 2006 to 2007, Director and member of the compensation committee and audit committee, of H&R Block, a tax preparation services company.

Rodney F. Dammeyer***[2,4] (71) CAC, LLC 4370 La Jolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	†	President of CAC, LLC, a private company offering capital investment and management advisory services. Prior to January 2004, Director of TeleTech Holdings, Inc. Prior to 2002, Director of Arris Group, Inc. Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes	158	Trustee/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

		Term of		Number of
		Office		Portfolios in
		and		Fund
	Position(s)	Length of		Complex
Name, Age and	Held with	Time	Principal Occupation(s) During the	Overseen by	Other Directorships Held by
Address of Trustee	Funds	Served	Past Five Years	Trustee	Trustee During the Past Five Years
			Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.

Linda Hutton Heagy[2,4] (63) 4939 South Greenwood Chicago, IL 60615	Trustee	†	Prior to June 2008, Managing Partner of Heidrick & Struggles, the second largest global executive search firm, and from 2001-2004, Regional Managing Director of U.S. operations at Heidrick & Struggles. Prior to 1997, Managing Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company, with oversight for treasury management operations including all non-credit product pricing. Prior to 1990, experience includes Executive Vice President of The Exchange National Bank with oversight of treasury management including capital markets operations, Vice President of Northern Trust Company and an Associate at Price Waterhouse.	18	Trustee/Managing General Partner of funds in the Fund Complex. Prior to 2010, Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

R. Craig Kennedy[3] (60) 1744 R Street, N.W. Washington, D.C. 20009	Trustee	†	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	18	Trustee/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr***[1] (76) 14 Huron Trace Galena, IL 61036	Trustee	†	Retired. Previous member of the City Council and Mayor of Lake Forest, Illinois from 1988 through 2002. Previous business experience from 1981 through 1996 includes President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company, President and Chief Executive Officer of Grabill Aerospace, and President of Custom Technologies Corporation. United States Naval Officer from 1960 through 1981, with responsibilities including Commanding Officer of United States Navy destroyers and Commander of United States Navy Destroyer Squadron Thirty-Three, White House experience in 1973 through 1975 as military aide to Vice Presidents Agnew and Ford and Naval Aid to	18	Trustee/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

		Term of		Number of
		Office		Portfolios in
		and		Fund
	Position(s)	Length of		Complex
Name, Age and	Held with	Time	Principal Occupation(s) During the	Overseen by	Other Directorships Held by
Address of Trustee	Funds	Served	Past Five Years	Trustee	Trustee During the Past Five Years
			President Ford, and Military Fellow on the Council of Foreign Relations in 1978-through 1979.

Jack E. Nelson***[3] (76) 423 Country Club Drive Winter Park, FL 32789	Trustee	†	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	18	Trustee/Managing General Partner of funds in the Fund Complex.

Hugo F. Sonnenschein[3,4] (71) 1126 E. 59th Street Chicago, IL 60637	Trustee	†	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	158	Trustee/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

Suzanne H. Woolsey, Ph.D. [1] (70) 815 Cumberstone Road Harwood, MD 20776	Trustee	†	Chief Communications Officer of the National Academy of Sciences and Engineering and Institute of Medicine/National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council from 1989 to 1993. Prior to 1980, experience includes Partner of Coopers & Lybrand (from 1980 to 1989), Associate Director of the US Office of Management and Budget (from 1977 to 1980) and Program Director of the Urban Institute (from 1975 to 1977).	18	Trustee/Managing General Partner of funds in the Fund Complex. Independent Director and audit committee chairperson of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Independent Director and member of audit and governance committees of Fluor Corp., a global engineering, construction and management company, since January 2004. Director of Intelligent Medical Devices, Inc., a private company which develops symptom-based diagnostic tools for viral respiratory infections. Advisory Board member of ExactCost LLC, a private company providing activity-based costing for hospitals, laboratories, clinics, and physicians, since 2008. Chairperson of the Board of Trustees of the Institute for Defense Analyses, a federally funded research and development center, since 2000. Trustee from 1992 to 2000 and 2002 to present, current chairperson of the finance committee, current member of the audit committee, strategic growth committee and executive committee, and former Chairperson of the Board of Trustees (from 1997 to 1999), of the German Marshall Fund of the United States, a public foundation. Lead Independent Trustee of the Rocky Mountain Institute, a non-profit

		Term of		Number of
		Office		Portfolios in
		and		Fund
	Position(s)	Length of		Complex
Name, Age and	Held with	Time	Principal Occupation(s) During the	Overseen by	Other Directorships Held by
Address of Trustee	Funds	Served	Past Five Years	Trustee	Trustee During the Past Five Years
energy and environmental institute; Trustee since 2004. Chairperson of the Board of Trustees of the Colorado College; Trustee since 1995. Trustee of California Institute of Technology. Previously, Independent Director and member of audit committee and governance committee of Neurogen Corporation from 1998 to 2006; and Independent Director of Arbros Communications from 2000 to 2002.

Interested Trustees:

Colin D. Meadows*[3] (41) 1555 Peachtree Street, N.E. Atlanta, GA 30309	Trustee; President and Principal Executive Officer	†	Senior Managing Director and Chief Administrative Officer of Invesco, Ltd. since 2006. Chief Administrative Officer of Invesco Advisers, Inc. since 2006. Prior to 2006, Senior Vice President of business development and mergers and acquisitions at GE Consumer Finance. Prior to 2005, Senior Vice President of strategic planning and technology at Wells Fargo Bank. From 1996 to 2003, associate principal with McKinsey & Company, focusing on the financial services and venture capital industries, with emphasis in the banking and asset management sectors.	18	None.

Wayne W. Whalen**[2] (72) 155 North Wacker Drive Chicago, IL 60606	Trustee	†	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex.	158	Trustee/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

1	Designated as a Class I trustee.

2	Designated as a Class II trustee.

3	Designated as a Class III trustee.

4	With respect to Funds with Preferred Shares outstanding, Mr. Sonnenschein and Ms. Heagy are elected by the Preferred Shareholders.

*	Mr. Meadows is an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the funds in the Fund Complex because he is an officer of the Adviser. The Board of Trustees of the Funds appointed Mr. Meadows as Trustee of the Funds effective June 1, 2010.

**	Mr. Whalen is an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex because he and his firm currently provide legal services as legal counsel to such funds in the Fund Complex.

***	Pursuant to the Board’s Trustee retirement policy, Howard J. Kerr and Jack E. Nelson are retiring from the Board effective as of the Meeting. In addition, Rodney Dammeyer is resigning from the Board effective as of the Meeting. Rodney Dammeyer is not standing for reelection and his term of office as Trustee of VOQ, VTJ and the Acquiring Fund will expire at the Meeting. Therefore, Mr. Dammeyer is also stepping down from the Board of VMV effective as of the Meeting. The Board has reduced the size of the Board to eight Trustees effective as of the Meeting.

†	Each Trustee generally serves a three-year term from the date of election. Each Trustee has served as a Trustee of each respective Fund since the year shown in the following table.

	Independent Trustees									Interested Trustees
Fund	Arch	Choate	Dammeyer	Heagy	Kennedy	Kerr	Nelson	Sonnenschein	Woolsey	Meadows	Whalen
VMV	1993	2003	1993	2003	2003	1993	2003	1994	2003	2010	1993
VKQ	1991	2003	1991	2003	2003	1992	2003	1994	2003	2010	1991
VOQ	1991	2003	1991	2003	2003	1992	2003	1994	2003	2010	1991
VTJ	1992	2003	1992	2003	2003	1992	2003	1994	2003	2010	1992
Trustee Ownership of Fund Shares
          The following table shows each Board member’s ownership of shares of the Funds and of shares of all registered investment companies overseen by such Board member in the Fund Complex as of February 29, 2012.

Aggregate Dollar Range of Equity Securities in All
	Dollar Range of Equity	Registered Investment Companies Overseen by Board
Name	Securities in the Funds	Member in Family of Investment Companies
Independent Trustees
David C. Arch
Jerry D. Choate
Rodney F. Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Suzanne H. Woolsey

Interested Trustees
Colin D. Meadows
Wayne W. Whalen

EXHIBIT G
Trustee Qualifications and Experience
          The management of the Invesco Van Kampen Funds seeks to provide investors with disciplined investment teams, a research-driven culture, careful long-term perspective, and a legacy of experience. Consistent with these goals, the Board overseeing the Invesco Van Kampen Funds seeks to provide shareholders with a highly qualified, highly capable and diverse group of Board members reflecting the diversity of investor interests underlying the Invesco Van Kampen Funds and with a diversity of backgrounds, experience and skills that the Board considers desirable and necessary to its primary goal — protecting and promoting shareholders’ interests. While the Board does not require that its members meet specific qualifications, the Board has historically sought to recruit and continues to value individual Board members that add to the overall diversity of the Board — the objective is to bring varied backgrounds, experience and skills reflective of the wide range of the shareholder base and provide both contrasting and complementary skills relative to the other Board members to best protect and promote shareholders’ interests. Board diversity means bringing together different viewpoints, professional experience, investment experience, education, and other skills. As can be seen in the individual biographies below, the Board brings together a wide variety of business experience (including chairman/chief executive officer-level and director-level experience, including board committee experience, of several different types of organizations); varied public and private investment-related experience; not-for-profit experience; customer service and other back office operations experience; a wide variety of accounting, finance, legal, and marketing experience; academic experience; consulting experience; and government, political and military service experience. All of this experience together results in important leadership and management knowledge, skills and perspective that provide the Board understanding and insight into the operations of the Funds and add range and depth to the Board. As part of its governance oversight, the Board conducts an annual self-effectiveness survey which includes, among other things, evaluating the Board’s (and each committee’s) agendas, meetings and materials, conduct of the meetings, committee structures, interaction with management, strategic planning, etc., and also includes evaluating the Board’s (and each committee’s) size, composition, qualifications (including diversity of characteristics, experience and subject matter expertise) and overall performance.
          The Board evaluates all of the foregoing and does not believe any single factor or group of factors controls or dominates the qualifications of any individual trustee or the qualifications of the trustees as a group. After considering all factors together, the Board believes that each Trustee is qualified to serve as a Trustee.
Independent Trustees.
David C. Arch. Mr. Arch has been a member of the Board of one or more funds in the Fund Complex since 1988. The Board believes that Mr. Arch’s experience as the chairman and chief executive officer of a public company and as a member of the board of several organizations, his service as a Trustee of the Funds and his experience as a director of other investment companies benefits the Funds.
Jerry D. Choate. Mr. Choate has been a member of the Board of one or more funds in the Fund Complex since 2003. The Board believes that Mr. Choate’s experience as the chairman and chief executive officer of a public company and a director of several public companies, his service as a Trustee of the Funds and his experience as a director of other investment companies benefits the Funds.
Rodney F. Dammeyer. Mr. Dammeyer has been a member of the Board of one or more funds in the Fund Complex since 1998. The Board believes that Mr. Dammeyer’s experience in executive positions at a number of public companies and as a director of several public companies, his accounting experience, his service as a Trustee of the Funds and his experience serving as a director of other investment companies benefits the Funds. Mr. Dammeyer is resigning from the Board effective as of the Meeting. Rodney Dammeyer is not standing for reelection and his term of office as Trustee of VOQ, VTJ and the Acquiring Fund will expire at the Meeting. Therefore, Mr. Dammeyer is also stepping down from the Board of VMV effective as of the Meeting.
Linda Hutton Heagy. Ms. Heagy has been a member of the Board of one or more funds in the Fund Complex since 2003. The Board believes that Ms. Heagy’s experience in executive positions at a number of bank and trust

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companies and as a member of the board of several organizations, her service as a Trustee of the Funds and her experience serving as a director of other investment companies benefits the Funds.
R. Craig Kennedy. Mr. Kennedy has been a member of the Board of one or more funds in the Fund Complex since 2003. The Board believes that Mr. Kennedy’s experience in executive positions at a number of foundations, his investment experience, his service as a Trustee of the Funds and his experience serving as a director of other investment companies benefits the Funds.
Howard J Kerr. Mr. Kerr has been a member of the Board of one or more funds in the Fund Complex since 1992. The Board believes that Mr. Kerr’s experience in executive positions at a number of companies, his experience in public service, his service as a Trustee of the Acquiring Fund and his experience serving as a director of other investment companies benefits the Acquiring Fund. Pursuant to the Board’s Trustee retirement policy, Mr. Kerr is retiring from the Board effective as of the Meeting.
Jack E. Nelson. Mr. Nelson has been a member of the Board of one or more funds in the Fund Complex since 2003. The Board believes that Mr. Nelson’s experience in executive positions at a number of companies and as a member of several financial and investment industry organizations, his service as a Trustee of the Acquiring Fund and his experience serving as a director of other investment companies benefits the Acquiring Fund. Pursuant to the Board’s Trustee retirement policy, Mr. Nelson is retiring from the Board effective as of the Meeting.
Hugo F. Sonnenschein. Mr. Sonnenchein has been a member of the Board of one or more funds in the Fund Complex since 1994. The Board believes that Mr. Sonnenschein’s academic experience, his economic expertise, his experience as a member of the board of several organizations, his service as a Trustee of the Funds and his experience as a director of other investment companies benefits the Funds.
Suzanne H. Woolsey. Mr. Woolsey has been a member of the Board of one or more funds in the Fund Complex since 2003. The Board believes that Ms. Woolsey’s experience as a director of numerous organizations, her service as a Trustee of the Funds and her experience as a director of other investment companies benefits the Funds.
Interested Trustees.
Colin D. Meadows. Mr. Meadows has been a member of the Board of one or more funds in the Fund Complex since 2010. The Board believes that Mr. Meadows’ financial services and asset management experience benefits the Funds.
Wayne W. Whalen. Mr. Whalen has been a member of the Board of one or more funds in the Fund Complex since 1988. The Board believes that Mr. Whalen’s legal experience, his service as a Trustee of the Funds and his experience as a director of other investment companies benefits the Funds.
For more information about the backgrounds, experience, and skills of each Trustee, see the individual biographies set forth in Exhibit F.

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EXHIBIT H
Board Leadership Structure, Role In Risk Oversight And Committees And Meetings
Board Leadership Structure
          The Board’s leadership structure consists of a Chairman of the Board and two standing committees, each described below (and ad hoc committees when necessary), with each committee staffed by Independent Trustees and an Independent Trustee as Committee Chairman. The Chairman of the Board is not the principal executive officer of the Funds. The Chairman of the Board is not an “interested person” (as that term is defined by the 1940 Act) of the Adviser. However, the Chairman of the Board is an “interested person” (as that term is defined by the 1940 Act) of the Funds for the reasons described above in the Trustee biographies. The Board, including the independent trustees, periodically reviews the Board’s leadership structure for the Invesco Van Kampen Funds, including the interested person status of the Chairman, and has concluded the leadership structure is appropriate for the Funds. In considering the chairman position, the Board has considered and/or reviewed (i) the Funds’ organizational documents, (ii) the role of a chairman (including, among other things, setting the agenda and managing information flow, running the meeting and setting the proper tone), (iii) the background, experience and skills of the Chairman (including his independence from the Adviser), (iv) alternative structures (including combined principal executive officer/chairman, selecting one of the Independent Trustees as chairman and/or appointing an independent lead trustee), (v) rule proposals in recent years that would have required all fund complexes to have an independent chairman, (vi) the Chairman’s past and current performance, and (vii) the potential conflicts of interest of the Chairman (and noted their periodic review as part of their annual self-effectiveness survey and as part of an independent annual review by the Funds’ Audit Committee of fund legal fees related to such potential conflict). In conclusion, the Board and the Independent Trustees have expressed their continuing support of Mr. Whalen as Chairman.
Board Committees and Meetings
          Each Fund’s Board of Trustees has two standing committees (an Audit Committee and a Governance Committee). Each committee is comprised solely of “Independent Trustees”, which is defined for purposes herein as trustees who: (1) are not “interested persons” of the Fund as defined by the 1940 Act and (2) are “independent” of the respective Fund as defined by the New York Stock Exchange and Chicago Stock Exchange listing standards.
          Each Board’s Audit Committee consists of Jerry D. Choate, Linda Hutton Heagy and R. Craig Kennedy. In addition to being Independent Trustees as defined above, each of these Trustees also meets the additional independence requirements for Audit committee members as defined by the New York Stock Exchange and Chicago Stock Exchange listing standards. The Audit Committee makes recommendations to the Board of Trustees concerning the selection of each Fund’s independent registered public accounting firm, reviews with such independent registered public accounting firm the scope and results of each Fund’s annual audit and considers any comments which the independent registered public accounting firm may have regarding each Fund’s financial statements, accounting records or internal controls. Each Board of Trustees has adopted a formal written charter for the Audit committee which sets forth the Audit Committee’s responsibilities.
          Each Board’s Governance Committee consists of David C. Arch, Rodney Dammeyer, Howard J Kerr, Jack E. Nelson, Hugo F. Sonnenschein and Suzanne H. Woolsey. In addition to being Independent Trustees as defined above, each of these Trustees also meets the additional independence requirements for nominating committee members as defined by the New York Stock Exchange and Chicago Stock Exchange listing standards. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Board and on committees of the Board, advises the Board with respect to Board composition, procedures and committees, develops and recommends to the Board a set of corporate governance principles applicable to the respective Fund, monitors corporate governance matters and makes recommendations to the Board, and acts as the administrative committee with respect to Board policies and procedures, committee policies and procedures and codes of ethics. The Governance Committee charter for each of the Funds, which includes each Fund’s nominating policies, is available at www.invesco.com/us. The Independent Trustees of the respective Fund select and nominate nominee Independent Trustees for the respective Fund. While the Independent Trustees of the respective Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Board of

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Trustees as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described herein.
          During the Funds’ last fiscal year, the Board held [__] meetings, the Board’s Audit Committee held [__] meetings, and the Board’s Governance Committee met [__] times. The Board previously had a brokerage and services committee, which met [__] times during the Funds’ last fiscal year. During the Funds’ last completed fiscal year, each of the Trustees of such Funds during the period such Trustee served as a Trustee attended at least 75% of the meetings of the respective Board of Trustees and all committee meetings thereof of which such Trustee was a member.
Board Role in Risk Oversight
          The management of the fund complex seeks to provide investors with disciplined investment teams, a research-driven culture, careful long-term perspective and a legacy of experience. Thus, the goal for each Fund is attractive long-term performance consistent with the objectives and investment policies and risks for such Fund, which in turn means, among other things, good security selection, reasonable costs and quality shareholder services. An important sub-component of delivering this goal is risk management — understanding, monitoring and controlling the various risks in making investment decisions at the individual security level as well as portfolio management decisions at the overall fund level. The key participants in the risk management process of the Funds are each Fund’s portfolio managers, the Adviser’s senior management, the Adviser’s risk management group, the Adviser’s compliance group, the Funds’ chief compliance officer, and the various support functions (i.e. the custodian, the Funds’ accountants (internal and external), and legal counsel). While Funds are subject to other risks such as valuation, custodial, accounting, shareholder servicing, etc., a Fund’s primary risk is understanding, monitoring and controlling the various risks in making portfolio management decisions consistent with the Fund’s objective and policies. The Board’s role is oversight of management’s risk management process. At regular quarterly meetings, the Board reviews Fund performance and factors, including risks, affecting such performance by Fund with the Adviser’s senior management, and the Board typically meets at least once a year with the portfolio managers of each Fund. At regular quarterly meetings, the Board reviews reports showing monitoring done by the Adviser’s risk management group, by the Adviser’s compliance group, the Funds’ chief compliance officer and reports from the Funds’ support functions.

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EXHIBIT I
Remuneration of Trustees
          The table below shows compensation for Trustees during the Funds’ most recently completed fiscal year. The compensation of Trustees that are affiliated persons (as defined in 1940 Act) of the Adviser is paid by the respective affiliated entity. The Funds pay the non-affiliated Trustees an annual retainer and meeting fees for services to such Funds. The Funds do not accrue or pay retirement or pension benefits to Trustees as of the date of this Proxy Statement.
Compensation Table

				Aggregate	Total	Number of
	Aggregate	Aggregate	Aggregate	Compensation	Compensation	Portfolios in
	Compensation	Compensation	Compensation	from	from Portfolios	Fund Complex
	from	from	from	the Acquiring	in the	Overseen by
Name	VMV	VTJ	VOQ	Fund	Fund Complex	Trustee
Independent Trustees
David C. Arch	[_________]				[_________]	158
Jerry D. Choate	[_________]				[_________]	18
Rodney F. Dammeyer	[_________]				[_________]	158
Linda Hutton Heagy	[_________]				[_________]	18
R. Craig Kennedy	[_________]				[_________]	18
Howard J Kerr	[_________]				[_________]	18
Jack E. Nelson	[_________]				[_________]	18
Hugo F. Sonnenschein	[_________]				[_________]	158
Suzanne H. Woolsey	[_________]				[_________]	18

Interested Trustees
Colin D. Meadows	[_________]				[_________]	18
Wayne W. Whalen	[_________]				[_________]	158

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EXHIBIT J
Independent Auditor Information
Independent Registered Public Accounting Firm
          The Audit Committee of the Board of Trustees of each Fund appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm of the Fund for fiscal years ending after May 31, 2010. Prior to May 31, 2010, each Fund was audited by a different independent registered public accounting firm (the “Prior Auditor”). The Board of Trustees selected a new independent auditor in connection with the appointment of Invesco Advisers as investment adviser to the Fund (“New Advisory Agreement”). Effective June 1, 2010, the Prior Auditor resigned as the independent registered public accounting firm of the Fund.
          The Prior Auditor’s report on the financial statements of each Fund for the prior two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.
Audit and Other Fees
          The Funds and “Covered Entities” (the Adviser, excluding sub-advisers unaffiliated with the Adviser, and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Funds), were billed the amounts listed below by PwC and the Prior Auditor during each Fund’s fiscal year ended February 29, 2012, stub fiscal year ended February 28, 2011, and prior fiscal year. Effective February 28, 2011, the fiscal year end of each Fund was changed to February 28.

				Non-Audit Fees
				Audit Related			All Other	Total Non-
Fund	Fiscal Year End	Audit Fees		Fees(1)	Tax Fees(2)		Fees	Audit Fees	Total
Acquiring Fund	02/29/12	$	[ ]	$ [ ]	$	[ ]	$ [ ]	$ [ ]	$	[ ]
	10/31/2010 to 02/28/11		19,250	4,000		2,300	1,667	7,967		27,217
	11/01/2009 to 10/31/2010		35,000	0		4,300	0	4,300		39,300
VMV	02/29/12		[ ]	[ ]		[ ]	[ ]	[ ]		[ ]
	10/31/2010 to 02/28/11		19,250	4,000		2,300	1,667	7,967		27,217
	11/01/2009 to 10/31/2010		35,000	0		4,300	0	4,300		39,300
VOQ	02/29/12		[ ]	[ ]		[ ]	[ ]	[ ]		[ ]
	10/31/2010 to 02/28/11		19,250	4,000		2,300	1,667	7,967		27,217
	11/01/2009 to 10/31/2010		35,000	0		4,300	0	4,300		39,300
VTJ	02/29/12		[ ]	[ ]		[ ]	[ ]	[ ]		[ ]
	10/31/2010 to 02/28/11		19,250	4,000		2,300	1,667	7,967		27,217
	11/01/2009 to 10/31/2010		35,000	0		4,300	0	4,300		39,300
Covered Entities	02/29/12		[ ]	[ ]		[ ]	[ ]	[ ]		[ ]
	10/31/2010 to 02/28/11		N/A	0		0	0	0		0
	11/01/2009 to 10/31/2010		N/A	0		0	0	0		0

N/A — Not applicable.

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(1)	Audit-Related Fees represent assurance and related services that are reasonably related to the performance of the audit of the financial statements of the Covered Entities and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(2)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the tax returns of the Fund, or, with respect to the information for Covered Entities, the tax returns of Covered Entities.
          The Audit Committee of each Board has considered whether the provision of non-audit services performed by PwC to such Funds and Covered Entities is compatible with maintaining PwC’s independence in performing audit services. Each Fund’s Audit Committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of such Fund and 100% of such services were pre-approved by the Audit Committee pursuant to the Audit Committee’s pre-approval policies and procedures. Each Board’s pre-approval policies and procedures are included as part of the Board’s Audit Committee charter, which is available at www.invesco.com/us. The members of the Funds’ Audit Committee are Jerry D. Choate, Linda Hutton Heagy and R. Craig Kennedy.
          The Audit Committee of each Fund reviewed and discussed the last audited financial statements of each Fund with management and with PwC. In the course of its discussions, each Fund’s Audit Committee has discussed other matters as are required to be discussed with the Audit Committee by Statement on Auditing Standards No. 114 (The Auditor’s Communication With Those Charged With Governance). Each Fund’s Audit Committee received the written disclosures and the letter from PwC required under Public Company Accounting Oversight Board’s Ethics & Independence Rule 3526 and has discussed with PwC its independence with respect to such Fund. Each Fund knows of no direct financial or material indirect financial interest of PwC in such Fund. Based on this review, the Audit Committee recommended to the Board of each Fund that such Fund’s audited financial statements be included in such Fund’s Annual Report to Shareholders for the most recent fiscal year for filing with the SEC.
          It is not expected that representatives of PwC will attend the Meeting. In the event representatives of PwC do attend the Meeting, they will have the opportunity to make a statement if they desire to do so and will be available to answer appropriate questions.

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EXHIBIT K
Outstanding Shares of the Funds
          As of [April 20], 2012, there were the following number of shares outstanding of each Fund:

Fund/Share Class	Number of Shares Outstanding

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EXHIBIT L
Ownership of the Funds
Significant Holders
          Listed below are the name, address and percent ownership of each person who, as of [April 20], 2012, to the best knowledge of the Funds owned 5% or more of the outstanding shares of a class of a Fund. [A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.][delete if inapplicable]

			Number of	Percent Owned of
Name and Address	Fund	Class of Shares	Shares Owned	Record*
[Name and Address]			[__]	_____	%
[Name and Address]		Preferred	[__] **	_____	%

*	Each Fund has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

[**	Preferred Shares are subject to a voting trust requiring that certain voting rights of the Preferred Shares must be exercised as directed by an unaffiliated third party.]

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EXHIBIT M
BUSINESS CORPORATION ACT OF THE COMMONWEALTH OF MASSACHUSETTS, PART 13
SUBDIVISION A: RIGHT TO DISSENT AND OBTAIN PAYMENT FOR SHARES
Section 13.01. DEFINITIONS
In this PART the following words shall have the following meanings unless the context requires otherwise:
“Affiliate”, any person that directly or indirectly through one or more intermediaries controls, is controlled by, or is under common control of or with another person.
“Beneficial shareholder”, the person who is a beneficial owner of shares held in a voting trust or by a nominee as the record shareholder.
“Corporation”, the issuer of the shares held by a shareholder demanding appraisal and, for matters covered in sections 13.22 to 13.31, inclusive, includes the surviving entity in a merger.
“Fair value”, with respect to shares being appraised, the value of the shares immediately before the effective date of the corporate action to which the shareholder demanding appraisal objects, excluding any element of value arising from the expectation or accomplishment of the proposed corporate action unless exclusion would be inequitable.
“Interest”, interest from the effective date of the corporate action until the date of payment, at the average rate currently paid by the corporation on its principal bank loans or, if none, at a rate that is fair and equitable under all the circumstances.
“Marketable securities”, securities held of record by, or by financial intermediaries or depositories on behalf of, at least 1,000 persons and which were (a) listed on a national securities exchange, (b) designated as a national market system security on an interdealer quotation system by the National Association of Securities Dealers, Inc., or (c) listed on a regional securities exchange or traded in an interdealer quotation system or other trading system and had at least 250,000 outstanding shares, exclusive of shares held by officers, directors and affiliates, which have a market value of at least $5,000,000.
“Officer”, the chief executive officer, president, chief operating officer, chief financial officer, and any vice president in charge of a principal business unit or function of the issuer.
“Person”, any individual, corporation, partnership, unincorporated association or other entity.
“Record shareholder”, the person in whose name shares are registered in the records of a corporation or the beneficial owner of shares to the extent of the rights granted by a nominee certificate on file with a corporation.
“Shareholder”, the record shareholder or the beneficial shareholder.
Section 13.02. RIGHT TO APPRAISAL
(a) A shareholder is entitled to appraisal rights, and obtain payment of the fair value of his shares in the event of, any of the following corporate or other actions:
(1) consummation of a plan of merger to which the corporation is a party if shareholder approval is required for the merger by section 11.04 or the articles of organization or if the corporation is a subsidiary that is merged with its parent under section 11.05, unless, in either case, (A) all shareholders are to receive only cash for their shares in amounts equal to what they would receive upon a dissolution of the corporation or, in the case of shareholders already holding marketable securities in the merging corporation, only marketable securities of the surviving corporation and/or cash and (B) no director, officer or controlling shareholder has a direct or indirect material financial interest in the merger other than in his capacity as (i) a shareholder of the corporation, (ii) a director, officer, employee or consultant of either the merging or the surviving corporation or of any affiliate of the surviving corporation if his financial interest is pursuant to bona fide arrangements with either corporation or any such affiliate, or (iii) in any other capacity so long as the shareholder owns not more than five percent of the voting shares of all classes and series of the corporation in the aggregate;
(2) consummation of a plan of share exchange in which his shares are included unless: (A) both his existing shares and the shares, obligations or other securities to be acquired are marketable securities; and (B) no director, officer or controlling shareholder has a direct or indirect material financial interest in the share exchange other than in his capacity as (i) a shareholder of the corporation whose shares are to be exchanged, (ii) a director, officer, employee or consultant of either the corporation whose shares are to be exchanged or the acquiring corporation or of any affiliate of the acquiring corporation if his financial interest is pursuant to bona fide arrangements with either corporation or any such affiliate, or (iii) in any other capacity so long as the shareholder owns not more than five percent of the voting shares of all classes and series of the corporation whose shares are to be exchanged in the aggregate;
(3) consummation of a sale or exchange of all, or substantially all, of the property of the corporation if the sale or exchange is subject to section 12.02, or a sale or exchange of all, or substantially all, of the property of a corporation in dissolution, unless:
(i) his shares are then redeemable by the corporation at a price not greater than the cash to be received in exchange for his shares; or
(ii) the sale or exchange is pursuant to court order; or
(iii) in the case of a sale or exchange of all or substantially all the property of the corporation subject to section 12.02, approval of shareholders for the sale or exchange is conditioned upon the dissolution of the corporation and the distribution in cash or, if his shares are marketable securities, in marketable securities and/or cash, of substantially all of its net assets, in excess of a reasonable amount reserved to meet unknown claims under section 14.07, to the shareholders in accordance with their respective interests within one year after the sale or exchange and no director, officer or controlling shareholder has a direct or indirect material financial interest in the sale or exchange other than in his capacity as (i) a shareholder of the corporation, (ii) a director, officer, employee or consultant of either the corporation or the acquiring corporation or of any affiliate of the acquiring corporation if his financial interest is pursuant to bona fide arrangements with either corporation or any such affiliate, or (iii) in any other capacity so long as the shareholder owns not more than five percent of the voting shares of all classes and series of the corporation in the aggregate;
(4) an amendment of the articles of organization that materially and adversely affects rights in respect of a shareholder’s shares because it: (i) creates, alters or abolishes the stated rights or preferences of the shares with respect to distributions or to dissolution, including making non-cumulative in whole or in part a dividend theretofore stated as cumulative; (ii) creates, alters or abolishes a stated right in respect of conversion or redemption, including any provision relating to any sinking fund or purchase, of the shares; (iii) alters or abolishes a preemptive right of the holder of the shares to acquire shares or other securities; (iv) excludes or limits the right of the holder of the shares to vote on any matter, or to cumulate votes, except as such right may be limited by voting rights given to new shares then being authorized of an existing or new class; or (v) reduces the number of shares owned by the shareholder to a fraction of a share if the fractional share so created is to be acquired for cash under section 6.04;
(5) an amendment of the articles of organization or of the bylaws or the entering into by the corporation of any agreement to which the shareholder is not a party that adds restrictions on the transfer or registration or any outstanding shares held by the shareholder or amends any pre-existing restrictions on the transfer or registration of his shares in a manner which is materially adverse to the ability of the shareholder to transfer his shares;
(6) any corporate action taken pursuant to a shareholder vote to the extent the articles of organization, bylaws or a resolution of the board of directors provides that voting or nonvoting shareholders are entitled to appraisal;
(7) consummation of a conversion of the corporation to nonprofit status pursuant to subdivision B of PART 9; or

(8) consummation of a conversion of the corporation into a form of other entity pursuant to subdivision D of PART 9.
(b) Except as otherwise provided in subsection (a) of section 13.03, in the event of corporate action specified in clauses (1), (2), (3), (7) or (8) of subsection (a), a shareholder may assert appraisal rights only if he seeks them with respect to all of his shares of whatever class or series.
(c) Except as otherwise provided in subsection (a) of section 13.03, in the event of an amendment to the articles of organization specified in clause (4) of subsection (a) or in the event of an amendment of the articles of organization or the bylaws or an agreement to which the shareholder is not a party specified in clause (5) of subsection (a), a shareholder may assert appraisal rights with respect to those shares adversely affected by the amendment or agreement only if he seeks them as to all of such shares and, in the case of an amendment to the articles of organization or the bylaws, has not voted any of his shares of any class or series in favor of the proposed amendment.
(d) The shareholder’s right to obtain payment of the fair value of his shares shall terminate upon the occurrence of any of the following events: (i) the proposed action is abandoned or rescinded; or (ii) a court having jurisdiction permanently enjoins or sets aside the action; or (iii) the shareholder’s demand for payment is withdrawn with the written consent of the corporation.
(e) A shareholder entitled to appraisal rights under this chapter may not challenge the action creating his entitlement unless the action is unlawful or fraudulent with respect to the shareholder or the corporation.
Section 13.03. ASSERTION OF RIGHTS BY NOMINEES AND BENEFICIAL OWNERS
(a) A record shareholder may assert appraisal rights as to fewer than all the shares registered in the record shareholder’s name but owned by a beneficial shareholder only if the record shareholder objects with respect to all shares of the class or series owned by the beneficial shareholder and notifies the corporation in writing of the name and address of each beneficial shareholder on whose behalf appraisal rights are being asserted. The rights of a record shareholder who asserts appraisal rights for only part of the shares held of record in the record shareholder’s name under this subsection shall be determined as if the shares as to which the record shareholder objects and the record shareholder’s other shares were registered in the names of different record shareholders.
(b) A beneficial shareholder may assert appraisal rights as to shares of any class or series held on behalf of the shareholder only if such shareholder: (1) submits to the corporation the record shareholder’s written consent to the assertion of such rights no later than the date referred to in subclause (ii) of clause (2) of subsection (b) of section 13.22; and (2) does so with respect to all shares of the class or series that are beneficially owned by the beneficial shareholder.
SUBDIVISION B: PROCEDURE FOR EXERCISE OF APPRAISAL RIGHTS
Section 13.20. NOTICE OF APPRAISAL RIGHTS
(a) If proposed corporate action described in subsection (a) of section 13.02 is to be submitted to a vote at a shareholders’ meeting or through the solicitation of written consents, the meeting notice or solicitation of consents shall state that the corporation has concluded that shareholders are, are not or may be entitled to assert appraisal rights under this Part and refer to the necessity of the shareholder delivering, before the vote is taken, written notice of his intent to demand payment and to the requirement that he not vote his shares in favor of the proposed action. If the corporation concludes that appraisal rights are or may be available, a copy of this Part shall accompany the meeting notice sent to those record shareholders entitled to exercise appraisal rights.
(b) In a merger pursuant to section 11.05, the parent corporation shall notify in writing all record shareholders of the subsidiary who are entitled to assert appraisal rights that the corporate action became effective. Such notice shall be sent within 10 days after the corporate action became effective and include the materials described in section 13.22.

Section 13.21. NOTICE OF INTENT TO DEMAND PAYMENT
(a) If proposed corporate action requiring appraisal rights under section 13.02 is submitted to vote at a shareholders’ meeting, a shareholder who wishes to assert appraisal rights with respect to any class or series of shares: (1) shall deliver to the corporation before the vote is taken written notice of the shareholder’s intent to demand payment if the proposed action is effectuated; and (2) shall not vote, or cause or permit to be voted, any shares of such class or series in favor of the proposed action.
(b) A shareholder who does not satisfy the requirements of subsection (a) is not entitled to payment under this chapter.
Section 13.22. APPRAISAL NOTICE AND FORM
(a) If proposed corporate action requiring appraisal rights under subsection (a) of section 13.02 becomes effective, the corporation shall deliver a written appraisal notice and form required by clause (1) of subsection (b) to all shareholders who satisfied the requirements of section 13.21 or, if the action was taken by written consent, did not consent. In the case of a merger under section 11.05, the parent shall deliver a written appraisal notice and form to all record shareholders who may be entitled to assert appraisal rights.
(b) The appraisal notice shall be sent no earlier than the date the corporate action became effective and no later than 10 days after such date and must:
(1) supply a form that specifies the date of the first announcement to shareholders of the principal terms of the proposed corporate action and requires the shareholder asserting appraisal rights to certify (A) whether or not beneficial ownership of those shares for which appraisal rights are asserted was acquired before that date and (B) that the shareholder did not vote for the transaction;
(2) state: (i) where the form shall be sent and where certificates for certificated shares shall be deposited and the date by which those certificates shall be deposited, which date may not be earlier than the date for receiving the required form under subclause (ii); (ii) a date by which the corporation shall receive the form which date may not be fewer than 40 nor more than 60 days after the date the subsection (a) appraisal notice and form are sent, and state that the shareholder shall have waived the right to demand appraisal with respect to the shares unless the form is received by the corporation by such specified date; (iii) the corporation’s estimate of the fair value of the shares; (iv) that, if requested in writing, the corporation will provide, to the shareholder so requesting, within 10 days after the date specified in clause (ii) the number of shareholders who return the forms by the specified date and the total number of shares owned by them; and (v) the date by which the notice to withdraw under section 13.23 shall be received, which date shall be within 20 days after the date specified in subclause (ii) of this subsection; and
(3) be accompanied by a copy of this chapter.
Section 13.23. PERFECTION OF RIGHTS; RIGHT TO WITHDRAW
(a) A shareholder who receives notice pursuant to section 13.22 and who wishes to exercise appraisal rights shall certify on the form sent by the corporation whether the beneficial owner of the shares acquired beneficial ownership of the shares before the date required to be set forth in the notice pursuant to clause (1) of subsection (b) of section 13.22. If a shareholder fails to make this certification, the corporation may elect to treat the shareholder’s shares as after-acquired shares under section 13.25. In addition, a shareholder who wishes to exercise appraisal rights shall execute and return the form and, in the case of certificated shares, deposit the shareholder’s certificates in accordance with the terms of the notice by the date referred to in the notice pursuant to subclause (ii) of clause (2) of subsection (b) of section 13.22. Once a shareholder deposits that shareholder’s certificates or, in the case of uncertificated shares, returns the executed forms, that shareholder loses all rights as a shareholder, unless the shareholder withdraws pursuant to said subsection (b).
(b) A shareholder who has complied with subsection (a) may nevertheless decline to exercise appraisal rights and withdraw from the appraisal process by so notifying the corporation in writing by the date set forth in the appraisal notice pursuant to subclause (v) of clause (2) of subsection (b) of section 13.22. A shareholder who fails to so withdraw from the appraisal process may not thereafter withdraw without the corporation’s written consent.

(c) A shareholder who does not execute and return the form and, in the case of certificated shares, deposit that shareholder’s share certificates where required, each by the date set forth in the notice described in subsection (b) of section 13.22, shall not be entitled to payment under this chapter.
Section 13.24. PAYMENT
(a) Except as provided in section 13.25, within 30 days after the form required by subclause (ii) of clause (2) of subsection (b) of section 13.22 is due, the corporation shall pay in cash to those shareholders who complied with subsection (a) of section 13.23 the amount the corporation estimates to be the fair value of their shares, plus interest.
(b) The payment to each shareholder pursuant to subsection (a) shall be accompanied by:
(1) financial statements of the corporation that issued the shares to be appraised, consisting of a balance sheet as of the end of a fiscal year ending not more than 16 months before the date of payment, an income statement for that year, a statement of changes in shareholders’ equity for that year, and the latest available interim financial statements, if any;
(2) a statement of the corporation’s estimate of the fair value of the shares, which estimate shall equal or exceed the corporation’s estimate given pursuant to subclause (iii) of clause (2) of subsection (b) of section 13.22; and
(3) a statement that shareholders described in subsection (a) have the right to demand further payment under section 13.26 and that if any such shareholder does not do so within the time period specified therein, such shareholder shall be deemed to have accepted the payment in full satisfaction of the corporation’s obligations under this chapter.
Section 13.25. AFTER-ACQUIRED SHARES
(a) A corporation may elect to withhold payment required by section 13.24 from any shareholder who did not certify that beneficial ownership of all of the shareholder’s shares for which appraisal rights are asserted was acquired before the date set forth in the appraisal notice sent pursuant to clause (1) of subsection (b) of section 13.22.
(b) If the corporation elected to withhold payment under subsection (a), it must, within 30 days after the form required by subclause (ii) of clause (2) of subsection (b) of section 13.22 is due, notify all shareholders who are described in subsection (a): (1) of the information required by clause (1) of subsection (b) of section 13.24; (2) of the corporation’s estimate of fair value pursuant to clause (2) of subsection (b) of said section 13.24; (3) that they may accept the corporation’s estimate of fair value, plus interest, in full satisfaction of their demands or demand appraisal under section 13.26; (4) that those shareholders who wish to accept the offer shall so notify the corporation of their acceptance of the corporation’s offer within 30 days after receiving the offer; and (5) that those shareholders who do not satisfy the requirements for demanding appraisal under section 13.26 shall be deemed to have accepted the corporation’s offer.
(c) Within 10 days after receiving the shareholder’s acceptance pursuant to subsection (b), the corporation shall pay in cash the amount it offered under clause (2) of subsection (b) to each shareholder who agreed to accept the corporation’s offer in full satisfaction of the shareholder’s demand.
(d) Within 40 days after sending the notice described in subsection (b), the corporation must pay in cash the amount if offered to pay under clause (2) of subsection (b) to each shareholder [sic: described] in clause (5) of subsection (b).
Section 13.26. PROCEDURE IF SHAREHOLDER DISSATISFIED WITH PAYMENT OR OFFER
(a) A shareholder paid pursuant to section 13.24 who is dissatisfied with the amount of the payment shall notify the corporation in writing of that shareholder’s estimate of the fair value of the shares and demand payment of that estimate plus interest, less any payment under section 13.24. A shareholder offered payment under section 13.25 who is dissatisfied with that offer shall reject the offer and demand payment of the shareholder’s stated estimate of the fair value of the shares plus interest.

(b) A shareholder who fails to notify the corporation in writing of that shareholder’s demand to be paid the shareholder’s stated estimate of the fair value plus interest under subsection (a) within 30 days after receiving the corporation’s payment or offer of payment under section 13.24 or section 13.25, respectively, waives the right to demand payment under this section and shall be entitled only to the payment made or offered pursuant to those respective sections.
SUBDIVISION C: JUDICIAL APPRAISAL OF SHARES
Section 13.30. COURT ACTION
(a) If a shareholder makes demand for payment under section 13.26 which remains unsettled, the corporation shall commence an equitable proceeding within 60 days after receiving the payment demand and petition the court to determine the fair value of the shares and accrued interest. If the corporation does not commence the proceeding within the 60-day period, it shall pay in cash to each shareholder the amount the shareholder demanded pursuant to section 13.26 plus interest.
(b) The corporation shall commence the proceeding in the appropriate court of the county where the corporation’s principal office, or, if none, its registered office, in the commonwealth is located. If the corporation is a foreign corporation without a registered office in the commonwealth, it shall commence the proceeding in the county in the commonwealth where the principal office or registered office of the domestic corporation merged with the foreign corporation was located at the time of the transaction.
(c) The corporation shall make all shareholders, whether or not residents of the commonwealth, whose demands remain unsettled parties to the proceeding as an action against their shares, and all parties shall be served with a copy of the petition. Nonresidents may be served by registered or certified mail or by publication as provided by law or otherwise as ordered by the court.
(d) The jurisdiction of the court in which the proceeding is commenced under subsection (b) is plenary and exclusive. The court may appoint 1 or more persons as appraisers to receive evidence and recommend a decision on the question of fair value. The appraisers shall have the powers described in the order appointing them, or in any amendment to it. The shareholders demanding appraisal rights are entitled to the same discovery rights as parties in other civil proceedings.
(e) Each shareholder made a party to the proceeding is entitled to judgment (i) for the amount, if any, by which the court finds the fair value of the shareholder’s shares, plus interest, exceeds the amount paid by the corporation to the shareholder for such shares or (ii) for the fair value, plus interest, of the shareholder’s shares for which the corporation elected to withhold payment under section 13.25.
Section 13.31. COURT COSTS AND COUNSEL FEES
(a) The court in an appraisal proceeding commenced under section 13.30 shall determine all costs of the proceeding, including the reasonable compensation and expenses of appraisers appointed by the court. The court shall assess the costs against the corporation, except that the court may assess cost against all or some of the shareholders demanding appraisal, in amounts the court finds equitable, to the extent the court finds such shareholders acted arbitrarily, vexatiously, or not in good faith with respect to the rights provided by this chapter.
(b) The court in an appraisal proceeding may also assess the fees and expenses of counsel and experts for the respective parties, in amounts the court finds equitable: (1) against the corporation and in favor of any or all shareholders demanding appraisal if the court finds the corporation did not substantially comply with the requirements of sections 13.20, 13.22, 13.24 or 13.25; or (2) against either the corporation or a shareholder demanding appraisal, in favor of any other party, if the court finds that the party against whom the fees and expenses are assessed acted arbitrarily, vexatiously, or not in good faith with respect to the rights provided by this chapter.
(c) If the court in an appraisal proceeding finds that the services of counsel for any shareholder were of substantial benefit to other shareholders similarly situated, and that the fees for those services should not be assessed against the corporation, the court may award to such counsel reasonable fees to be paid out of the amounts awarded the shareholders who were benefited.
(d) To the extent the corporation fails to make a required payment pursuant to sections 13.24, 13.25, or 13.26, the shareholder may sue directly for the amount owed and, to the extent successful, shall be entitled to recover from the corporation all costs and expenses of the suit, including counsel fees.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Subject to completion — dated April [__], 2012
STATEMENT OF ADDITIONAL INFORMATION
___________, 2012
to the
Registration Statement on Form N-14 Filed By the following (“Acquiring Funds”):

Invesco Value Municipal Income Trust	NYSE: IIM

Invesco Municipal Income Opportunities Trust	NYSE: OIA

Invesco Quality Municipal Income Trust	NYSE: IQI

Invesco Van Kampen California Value Municipal Income Trust	NYSE: VCV

Invesco Van Kampen High Income Trust II	NYSE: VLT

Invesco Van Kampen Municipal Opportunity Trust	NYSE: VMO

Invesco Van Kampen Trust for Investment Grade New York Municipals	NYSE: VTN

Invesco Van Kampen Municipal Trust	NYSE: VKQ
Relating to the July 17, 2012 Joint Annual Meeting of Shareholders of the Above-Listed Funds and the
Following Funds (“Target Funds”):

Invesco Value Municipal Bond Trust	NYSE: IMC

Invesco Value Municipal Securities	NYSE: IMS

Invesco Value Municipal Trust	NYSE: IMT

Invesco Municipal Income Opportunities Trust II	NYSE: OIB

Invesco Municipal Income Opportunities Trust III	NYSE: OIC

Invesco Quality Municipal Investment Trust	NYSE: IQT

Invesco Quality Municipal Securities	NYSE: IQM

Invesco California Municipal Income Trust	NYSE: IIC

Invesco California Quality Municipal Securities	NYSE: IQC

Invesco California Municipal Securities	NYSE: ICS

Invesco High Yield Investments Fund, Inc.	NYSE: MSY

Invesco Municipal Premium Income Trust	NYSE: PIA

Invesco Van Kampen Select Sector Municipal Trust	NYSE Amex: VKL

Invesco Van Kampen Trust for Value Municipals	NYSE: VIM

Invesco New York Quality Municipal Securities	NYSE: IQN

Invesco Van Kampen Massachusetts Value Municipal Income Trust	NYSE Amex: VMV

Invesco Van Kampen Ohio Quality Municipal Trust	NYSE: VOQ

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals	NYSE: VTJ

          This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus for each Acquiring Fund (each, a “Proxy Statement” and together, the “Proxy Statements”) dated June [__], 2012, relating specifically to the Joint Annual Meetings of Shareholders of the above listed funds (collectively, the “Funds”) to be held on July 17, 2012. Copies of the Proxy Statements may be obtained at no charge by writing to Invesco Investment Services, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, or by calling (800) 341-2929. You can also access this information at http://www.invesco.com/us.
          The Securities and Exchange Commission has not approved or disapproved these securities or determined if this SAI is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Incorporation by Reference of Certain Documents	1

General Information	1

Investment Strategies and Risks	3

Investment Policies and Restrictions	32

Portfolio Turnover	69

Management of the Funds	69

Ownership of Securities	71

Investment Advisory and Other Services	71

Investment Adviser	71

Investment Sub-Advisers	72

Portfolio Managers	73

Trading Practices and Brokerage	74

Tax Matters	78

Financial Statements and Pro Forma Financial Statements	91

Appendix A	Special State-Specific Investment Considerations

Appendix B	Ratings of Debt Securities

Appendix C	Strategic Transactions; Options and Futures

Appendix D	Proxy Voting Policies

Appendix E	Management Fees

Appendix F	Administrative Services Fees

Appendix G	Portfolio Managers

Appendix H	Brokerage Commissions

Appendix I	Directed Brokerage (Research Services) and Purchases of Securities of Regular Brokers or Dealers

Incorporation by Reference of Certain Documents
          This SAI incorporates by reference each Fund’s annual report for the fiscal period ended February 28, 2012, filed via EDGAR on _______, 2012. The accession numbers for these documents are listed below. These documents will be provided to any shareholder who requests this SAI and which are legally considered to be a part of this SAI. These Annual Reports can also be obtained, without charge, by calling (800) 341-2929.

Fund	Annual Report Accession No.
IIM

IMC

IMS

IMT

OIA

OIB

OIC

IQI

IQT

IQM

VCV

IIC

IQC

ICS

VLT

MSY

VMO

PIA

VKL

VIM

VTN

IQN

VKQ

VMV

VOQ

VTJ
General Information
          This SAI relates to the proposed reorganization of each Target Fund, as identified below, into the corresponding Acquiring Fund, as identified below. The table also reflects the former names of the Funds during the past five years.

1

Target Funds	Acquiring Funds
Invesco Value Municipal Bond Trust (NYSE: IMC) Formerly: Invesco Insured Municipal Bond Trust (through 1/23/2012); Morgan Stanley Insured Municipal Bond Trust (through 5/6/2010)
Invesco Value Municipal Securities (NYSE: IMS) Formerly: Invesco Insured Municipal Securities (through 12/1/2011); Morgan Stanley Insured Municipal Securities (through 5/6/2010)	Invesco Value Municipal Income Trust (NYSE: IIM) Formerly: Invesco Insured Municipal Income Trust (through 1/6/2012); Morgan Stanley Insured Municipal Income Trust (through 5/6/2010)
Invesco Value Municipal Trust (NYSE: IMT) Formerly: Invesco Insured Municipal Trust (through 1/19/2012); Morgan Stanley Insured Municipal Trust (through 5/6/2010)
Invesco Municipal Income Opportunities Trust II (NYSE: OIB) Formerly: Morgan Stanley Municipal Income Opportunities Trust II (through 5/7/2010)	Invesco Municipal Income Opportunities Trust (NYSE: OIA)
Invesco Municipal Income Opportunities Trust III (NYSE: OIC) Formerly: Morgan Stanley Municipal Income Opportunities Trust III (through 5/7/2010)	Formerly: Morgan Stanley Municipal Income Opportunities Trust (through 5/6/2010)
Invesco Quality Municipal Investment Trust (NYSE: IQT) Formerly: Morgan Stanley Quality Municipal Investment Trust (through 5/6/2010)	Invesco Quality Municipal Income Trust (NYSE: IQI)
Invesco Quality Municipal Securities (NYSE: IQM) Formerly: Morgan Stanley Quality Municipal Securities (through 5/6/2010)	Formerly: Morgan Stanley Quality Municipal Income Trust (through 5/10/2010)

Invesco California Municipal Income Trust (NYSE: IIC)

Formerly: Invesco California Insured Municipal Income Trust (through 1/23/2012); Morgan Stanley California Insured Municipal Income Trust (through 5/6/2010)

Invesco California Quality Municipal Securities (NYSE: IQC) Formerly: Morgan Stanley California Quality Municipal Securities (through 5/6/2010)	Invesco Van Kampen California Value Municipal Income Trust (NYSE: VCV) Formerly: Van Kampen California Value Municipal Income Trust (through 3/31/2010)

Invesco California Municipal Securities (NYSE: ICS)

Formerly: Invesco Insured California Municipal Securities (through 1/23/2012); Morgan Stanley Insured California Municipal Securities (through 5/6/2010)

Invesco High Yield Investments Fund, Inc. (NYSE: MSY) Formerly: Morgan Stanley High Yield Fund, Inc. (through 5/27/2010)	Invesco Van Kampen High Income Trust II (NYSE: VLT) Formerly: Van Kampen High Income Trust II (through 5/26/2010)

Target Funds	Acquiring Funds
Invesco Municipal Premium Income Trust (NYSE: PIA) Formerly: Morgan Stanley Municipal Premium Income Trust (through 5/10/2010)
Invesco Van Kampen Select Sector Municipal Trust (NYSE Amex: VKL) Formerly: Van Kampen Select Sector Municipal Trust (through 3/31/2010)	Invesco Van Kampen Municipal Opportunity Trust (NYSE: VMO) Formerly: Van Kampen Municipal Opportunity Trust (through 3/31/2010)
Invesco Van Kampen Trust for Value Municipals (NYSE: VIM) Formerly: Invesco Van Kampen Trust for Insured Municipals (through 12/16/2011); Van Kampen Trust for Insured Municipals (through 5/10/2010)
Invesco New York Quality Municipal Securities (NYSE: IQN) Formerly: Morgan Stanley New York Quality Municipal Securities (through 5/6/2010)	Invesco Van Kampen Trust for Investment Grade New York Municipals (NYSE: VTN) Formerly: Van Kampen Trust for Investment Grade New York Municipals (through 4/12/2010)
Invesco Van Kampen Massachusetts Value Municipal Income Trust (NYSE Amex: VMV) Formerly: Van Kampen Massachusetts Value Municipal Income Trust (through 3/31/2010)
Invesco Van Kampen Ohio Quality Municipal Trust (NYSE: VOQ) Formerly: Van Kampen Ohio Quality Municipal Trust (through 3/31/2010)	Invesco Van Kampen Municipal Trust (NYSE: VKQ) Formerly: Van Kampen Municipal Trust (through 4/21/2010)
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals (NYSE: VTJ) Formerly: Van Kampen Trust for Investment Grade New Jersey Municipals (through 3/31/2010)

Investment Strategies and Risks
          The table on the following pages identifies various securities and investment techniques that Invesco Advisers, Inc. (“Invesco” or the “Adviser”) and/or the Sub-Advisers (as defined herein) may use in managing the Funds, including as part of a temporary defensive strategy, as well as the risks associated with those types of securities and investment techniques. The table has been marked to indicate those securities and investment techniques that Invesco and/or a Sub-Adviser may, but is not required to, use to manage a Fund, including as part of a temporary defensive strategy. A Fund may choose not to use any or all of these techniques and may use different techniques at different times. Invesco and/or the Sub-Advisers may invest in other securities and may use other investment techniques in managing the Funds, including those described below for Funds not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described. Each Fund’s transactions in a particular security or use of a particular technique is subject to the limitations imposed by a Fund’s investment objective, principal investment strategies, and fundamental and non-fundamental investment restrictions (and appendices thereto) described in that Fund’s Proxy Statement and/or this SAI, as well as federal securities laws. Each Fund’s investment policies, strategies and practices described below are non-fundamental and may be changed without approval of the holders of the Fund’s voting securities unless otherwise indicated below, elsewhere in this SAI or in the Fund’s Proxy Statement. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund’s Proxy Statement and shareholder reports; where a particular type of security or investment technique is not discussed in a Fund’s Proxy Statement or shareholder reports, that security or investment technique is not a principal investment strategy.

	IIM	OIA	IQI	VCV	VLT	VMO	VTN	VKQ
Debt Investments:
U.S. Government Obligations	X	X	X	X	X	X	X	X
Temporary Investments	X	X	X	X	X	X	X	X
Collateralized Debt Obligations (CDOs)		X
Collateralized Loan Obligations (CLOs)		X
Credit Linked Notes (CLNs)		X
Bank Instruments	X	X	X	X		X	X	X
Commercial Instruments	X		X	X		X	X	X
Synthetic Municipal Instruments	X	X	X	X		X	X	X
Municipal Securities	X	X	X	X		X	X	X
Municipal Lease Obligations	X	X	X	X		X	X	X
Investment Grade Debt Obligations	X	X	X	X	X	X	X	X
Non-Investment Grade Debt Obligations (Junk Bonds)	X	X	X	X	X	X	X	X
Loans, Loan Participations and Assignments					X
Public Bank Loans
Structured Notes and Indexed Securities		X
U.S. Corporate Debt Obligations					X
Equity Investments:
Common Stock					X
Preferred Stock					X
Convertible Securities					X
Foreign Investments:
Foreign Securities					X
Foreign Government Obligations					X
Foreign Exchange Transactions					X
Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers					X
Other Investments:
Exchange-Traded Funds (ETFs)		X
Other Investment Companies	X		X	X	X	X	X	X
Limited Partnerships
Defaulted Securities		X
Municipal Forward Contracts	X	X	X	X		X	X	X
Variable or Floating Rate Instruments	X	X	X	X	X	X	X	X
Inverse Floating Rate Obligations	X	X	X	X		X	X	X
Zero Coupon and Pay-in-Kind Securities	X	X	X	X	X	X	X	X
Premium Securities	X	X	X	X		X	X	X
Participation Notes	X	X	X	X		X	X	X

	IIM	OIA	IQI	VCV	VLT	VMO	VTN	VKQ
Investment Techniques:
Forward Commitments, When-Issued and Delayed Securities	X	X	X	X	X	X	X	X
Borrowing	X	X	X	X	X	X	X	X
Lending Portfolio Securities					X
Repurchase Agreements	X	X	X	X	X	X	X	X
Restricted and Illiquid Securities	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X	X	X	X
Mortgage Dollar Rolls
Standby Commitments					X
Derivatives:
Swap Agreements	X			X	X	X	X	X
Interest Rate Locks	X	X	X	X		X	X	X
Options	X	X	X	X	X	X	X	X
Warrants
Rights
Futures Contracts	X	X	X	X	X	X	X	X
Forward Currency Contracts					X

	IMC	IMS	IMT	OIB	OIC	IQT	IQM	IIC	IQC
Debt Investments:
U.S. Government Obligations	X	X	X	X	X	X	X	X	X
Temporary Investments	X	X	X	X	X	X	X	X	X
Collateralized Debt Obligations (CDOs)				X	X
Collateralized Loan Obligations (CLOs)				X	X
Credit Linked Notes (CLNs)				X	X
Bank Instruments	X	X	X	X	X	X	X	X	X
Commercial Instruments	X	X	X			X	X	X	X
Synthetic Municipal Instruments	X	X	X	X	X	X	X	X	X
Municipal Securities	X	X	X	X	X	X	X	X	X
Municipal Lease Obligations	X	X	X	X	X	X	X	X	X
Investment Grade Debt Obligations	X	X	X	X	X	X	X	X	X
Non-Investment Grade Debt Obligations (Junk Bonds)	X	X	X	X	X	X	X	X	X
Loans, Loan Participations and Assignments
Public Bank Loans
Structured Notes and Indexed Securities				X	X
U.S. Corporate Debt Obligations
Equity Investments:
Common Stock
Preferred Stock
Convertible Securities
Foreign Investments:
Foreign Securities
Foreign Government Obligations
Foreign Exchange Transactions
Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers

	IMC	IMS	IMT	OIB	OIC	IQT	IQM	IIC	IQC
Other Investments:
Exchange-Traded Funds (ETFs)				X	X
Other Investment Companies	X	X	X			X		X
Limited Partnerships
Defaulted Securities				X	X
Municipal Forward Contracts	X	X	X	X	X	X	X	X	X
Variable or Floating Rate Instruments	X	X	X	X	X	X	X	X	X
Inverse Floating Rate Obligations	X	X	X	X	X	X	X	X	X
Zero Coupon and Pay-in-Kind Securities	X	X	X	X	X	X	X	X	X
Premium Securities	X	X	X	X	X	X	X	X	X
Participation Notes	X	X	X	X	X	X	X	X	X
Investment Techniques:
Forward Commitments, When-Issued and Delayed Securities	X	X	X	X	X	X	X	X	X
Borrowing	X	X	X	X	X	X	X	X	X
Lending Portfolio Securities
Repurchase Agreements	X	X	X	X	X	X	X	X	X
Restricted and Illiquid Securities	X	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X	X	X	X	X
Mortgage Dollar Rolls
Standby Commitments
Derivatives:
Swap Agreements	X	X	X					X
Interest Rate Locks	X	X	X	X	X	X	X	X	X
Options	X	X	X	X	X	X	X	X	X
Warrants
Rights
Futures Contracts	X	X	X	X	X	X	X	X	X
Forward Currency Contracts

	ICS	MSY	PIA	VKL	VIM	IQN	VMV	VOQ	VTJ
Debt Investments:
U.S. Government Obligations	X	X	X	X	X	X	X	X	X
Temporary Investments	X	X	X	X	X	X	X	X	X
Collateralized Debt Obligations (CDOs)
Collateralized Loan Obligations (CLOs)
Credit Linked Notes (CLNs)
Bank Instruments	X	X	X	X	X	X	X	X	X
Commercial Instruments	X	X		X	X		X	X	X
Synthetic Municipal Instruments	X		X	X	X	X	X	X	X
Municipal Securities	X		X	X	X	X	X	X	X
Municipal Lease Obligations	X		X	X	X	X	X	X	X
Investment Grade Debt Obligations	X	X	X	X	X	X	X	X	X
Non-Investment Grade Debt Obligations (Junk Bonds)	X	X	X	X	X	X	X	X	X
Loans, Loan Participations and Assignments		X

	ICS	MSY	PIA	VKL	VIM	IQN	VMV	VOQ	VTJ
Public Bank Loans		X
Structured Notes and Indexed Securities
U.S. Corporate Debt Obligations		X
Equity Investments:
Common Stock		X
Preferred Stock		X
Convertible Securities		X
Foreign Investments:
Foreign Securities		X
Foreign Government Obligations		X
Foreign Exchange Transactions
Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers		X
Other Investments:
Exchange-Traded Funds (ETFs)
Other Investment Companies	X	X	X	X	X	X	X	X	X
Limited Partnerships
Defaulted Securities		X
Municipal Forward Contracts	X		X	X	X	X	X	X	X
Variable or Floating Rate Instruments	X		X	X	X	X	X	X	X
Inverse Floating Rate Obligations	X		X	X	X	X	X	X	X
Zero Coupon and Pay-in-Kind Securities	X	X	X	X	X	X	X	X	X
Premium Securities	X		X	X	X	X	X	X	X
Participation Notes	X		X	X	X	X	X	X	X
Investment Techniques:
Forward Commitments, When-Issued and Delayed Securities	X	X	X	X	X	X	X	X	X
Borrowing	X	X	X	X	X	X	X	X	X
Lending Portfolio Securities
Repurchase Agreements	X		X	X	X	X	X	X	X
Restricted and Illiquid Securities	X	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X	X	X	X	X
Mortgage Dollar Rolls
Standby Commitments		X
Derivatives:
Swap Agreements	X			X	X		X	X	X
Interest Rate Locks	X		X	X	X	X	X	X	X
Options	X	X	X	X	X	X	X	X	X
Warrants		X
Rights		X
Futures Contracts	X	X	X	X	X	X	X	X	X
Forward Currency Contracts		X
Debt Investments
          U.S. Government Obligations. U.S. Government obligations are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include, among other obligations, bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations.

          U.S. Government obligations may be (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has recently provided financial support to Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of Fannie Mae, Freddie Mac and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest.
          Temporary Investments. A Fund may invest a portion of its assets in money market funds (including affiliated money market funds affiliated with Invesco) and in the types of money market instruments in which money market funds would invest or other short-term U.S. Government securities for cash management purposes. The Fund may invest up to 100% of its assets in investments that may be inconsistent with the Fund’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or other atypical circumstances. As a result, the Fund may not achieve its investment objective.
          Collateralized Debt Obligations (“CDOs”). A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.
          Collateralized Loan Obligations (“CLOs”). CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, a Fund may invest in CLOs that are subordinate to other classes , values may be volatile, and disputes with the issuer may produce unexpected investment results.
          Credit Linked Notes (“CLNs”). A CLN is a security with an embedded credit default swap allowing the issuer to transfer a specific credit risk to credit investors.
          CLNs are created through a Special Purpose Company (“SPC”), or trust, which is collateralized with AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. In return for these risks, the CLN holder receives a higher yield. The Fund bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.

          Bank Instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposits, time deposits, and banker’s acceptances from U.S. or foreign banks as well as Eurodollar certificates of deposit (“Eurodollar CDs”) and Eurodollar time deposits (“Eurodollar time deposits”) of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.
          An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.
          Commercial Instruments. Commercial instruments include commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.
          Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short term debt obligations, and are only backed by the issuing bank or corporation’s promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Funds. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to any applicable restrictions on investment in illiquid securities. Commercial instruments may not be registered with the U.S. Securities and Exchange Commission (“SEC”).
          Synthetic Municipal Instruments. Synthetic municipal instruments are instruments, the value of and return on which are derived from underlying securities. Synthetic municipal instruments include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (“Underlying Bonds”), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.
          Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
          The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.
          Municipal Securities. Municipal securities generally include, among other things, debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.
          The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be municipal securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on municipal securities may give rise to a federal alternative minimum tax (AMT) liability and may have other collateral federal income tax consequences. There is a risk that some or all of the interest received by the Fund from tax-exempt municipal securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service (“IRS”). See “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds).”
          The two major classifications of municipal securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.
          Municipal securities also include the following securities, among others:
•	Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

•	Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

•	Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

•	Tax-Exempt Commercial Paper (“Municipal Paper”) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.
          Certain Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying municipal securities.
          After purchase by a Fund, an issue of municipal securities may cease to be rated by Moody’s Investors Service, Inc. (“Moody’s”) or Standard and Poor’s Financial Services LLC, a subsidiary of the McGraw-Hill Companies, Inc. (“S&P”), or another nationally recognized statistical rating organization (“NRSRO”), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security.
          The Funds may invest in municipal securities that are insured by financial insurance companies. Such insurance guarantees that interest payments on a bond will be made on time and that principal will be repaid when the bond matures. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded. Insurance does not protect the Fund against losses caused by declines in a bond’s value due to a change in market conditions. Since a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company. If a Fund invests in municipal securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price.
          Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.
          The yields on municipal securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal securities market, size of a particular offering, and maturity and rating of the obligation. Because many municipal securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the municipal securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a municipal security, the market value of such municipal security will generally decrease. Conversely, if yields decrease, the market value of a municipal security will generally increase.
          Municipal Lease Obligations. Municipal lease obligations, a type of municipal security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.
          Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to any applicable percentage limitations for investments in illiquid securities and the risks of holding illiquid securities.
          For a discussion of the state-specific investment considerations regarding various states in which certain Funds invest a substantial portion of their assets, see Appendix A to this SAI, “Special State-Specific Investment Considerations.”
          Investment Grade Debt Obligations. Debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. They may be U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies.
          These obligations must meet minimum ratings criteria set forth for the Fund as described in its prospectus or, if unrated, be of comparable quality. Bonds rated Baa3 or higher by Moody’s and/or BBB or higher by S&P or Fitch Ratings, Ltd. are typically considered investment grade debt obligations. The description of debt securities ratings may be found in Appendix B.
          In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:

(i)	general economic and financial conditions;

(ii)	the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and

(iii)	other considerations deemed appropriate.
          Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.
          Non-Investment Grade Debt Obligations (“Junk Bonds”). Bonds rated Ba or below by Moody’s and/or BB or below by S&P or Fitch Ratings, Ltd. are typically considered non-investment grade or “junk bonds.” Analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of the Adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds. Description of debt securities ratings are found in Appendix B.
          The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often issued by smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund’s shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.
          Loans, Loan Participations and Assignments. Loans and loan participations are interests in amounts owed by a corporate, governmental or other borrowers to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
          When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
          Investments in loans, loan participations and assignments present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. The Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
          Public Bank Loans. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public loans are made by banks or other financial institutions, and may be rated investment grade (Baa or higher by Moody’s, BBB or higher by S&P) or below investment grade (below Baa by Moody’s or below BBB by S&P). However, public bank loans are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.
          Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Fund becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to any applicable restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
          Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Fund, a reduction in the value of the loan, and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.
          Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Indexed securities may include structured notes and other securities wherein the interest rate or principal are determined by a reference instrument.
          Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.
          Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security’s issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a referenced instrument, the rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to the Fund.

          U.S. Corporate Debt Obligations. Corporate debt obligations are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial Paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to any applicable restrictions on investment in illiquid securities.
Equity Investments
          Common Stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.
          The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
          Preferred Stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
          Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.
          Convertible Securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.
          A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.
          Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.
          The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
          If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
          While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.
          Enhanced Convertible Securities. “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.

Foreign Investments
          Foreign Securities. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or other securities representing underlying securities of foreign issuers (foreign securities). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. EDRs are similar to ADRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs and EDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs or EDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs or EDRs that are “sponsored” means that the foreign corporation whose shares are represented by the ADR or EDR is actively involved in the issuance of the ADR or EDR, and generally provides material information about the corporation to the U.S. market. An “unsponsored” ADR or EDR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR or EDR may not reflect important facts known only to the foreign company.
          Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see “Debt Investments — Bank Instruments”) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see “Foreign Investments — Foreign Government Obligations”), international agencies and supranational entities.
          A Fund considers various factors when determining whether a company is in a particular country, including whether: (1) it is organized under the laws of a country; (2) it has a principal office in a country; (3) it derives 50% or more of its total revenues from businesses in a country; and/or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a particular country.
          Investments by a Fund in foreign securities, including ADRs and EDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the United States.
          Currency Risk. The value in U.S. dollars of any non-dollar-denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.
          Political and Economic Risk. The economies of many countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.
          Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.
          There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems it may result in temporary periods when a portion of the Fund’s assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund’s inability to fulfill a contract to sell such securities.
          Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially less trading volume than the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.
          Risks of Developing/Emerging Market Countries. A Fund may invest in securities of companies located in developing/emerging market countries. Developing/emerging market countries are those countries in the world other than developed countries of the European Union, the United States of America, Canada, Japan, Australia, New Zealand, Norway, Switzerland, Hong Kong and Singapore. Developed countries of the European Union are Austria, Belgium, Cyprus, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia, Spain, Sweden and United Kingdom.
          Investments in developing and emerging market countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:
               i. Restriction, to varying degrees, on foreign investment in stocks;
               ii. Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;
               iii. Greater risk of fluctuation in value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation;
               iv. Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing and emerging market countries;
               v. Many of the developing and emerging market countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility; and
               vi. There is a risk in developing and emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.
          Foreign Government Obligations. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under Foreign Securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds.”
          Foreign Exchange Transactions. A Fund that may invest in foreign currency-denominated securities has the authority to purchase and sell foreign currency options, foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (referred to also as forward contracts; see also “Derivatives — Forward Currency Contracts”). Because forward contracts are privately negotiated transactions, there can be no assurance that a counterparty will honor its obligations.
          The Funds will incur any costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.
          A Fund will generally engage in these transactions in order to complete a purchase or sale of foreign currency denominated securities The Funds may also use foreign currency options and forward contracts to increase or reduce exposure to a foreign currency or to shift exposure from one foreign currency to another in a cross currency hedge. Forward contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Certain Funds may also engage in foreign exchange transactions, such as forward contracts, for non-hedging purposes to enhance returns. Open positions in forward contracts used for non-hedging purposes will be covered by the segregation of a sufficient amount of liquid assets.
          A Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in connection with currency futures or forward contracts. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of currency futures are similar to those of futures relating to securities or indices (see also “Derivatives — Futures Contracts”). Currency futures values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Fund’s investments.
          Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave a Fund in a less advantageous position than if a hedge had not been established. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco’s or the Sub-Advisers’ predictions regarding the movement of foreign currency or securities markets prove inaccurate.
          Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. For a discussion of tax considerations relating to foreign currency transactions, see “Tax Matters — Tax Treatment of Portfolio Transactions — Foreign currency transactions.”
          Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers. Floating rate loans are made to and floating rate debt securities are issued by non-U.S. borrowers. Such loans and securities may be U.S. dollar-denominated or otherwise provide for payment in U.S. dollars or may be denominated in foreign currencies. The borrower will meet the credit quality standards established by Invesco and the Sub-Advisers for U.S. borrowers. The Funds similarly may invest in floating rate loans and floating rate debt securities made to U.S. borrowers with significant non-U.S. dollar-denominated revenues. In some cases where the floating rate loans or floating rate debt securities are not denominated in U.S. dollars, provisions may be made for payments to the lenders, including the Funds, in U.S. dollars pursuant to foreign currency swaps.
Other Investments
          Exchange-Traded Funds (“ETFs”). Most ETFs are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as investment companies. Therefore, a Fund’s purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under “Other Investments

— Other Investment Companies.” ETFs have management fees, which increase their cost. Each Fund may invest in ETFs advised by unaffiliated advisers as well as ETFs advised by Invesco PowerShares Capital Management LLC (“PowerShares”). Invesco, the Sub-Advisers and PowerShares are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.
          ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.
          Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
          Other Investment Companies. A Fund may purchase shares of other investment companies, including ETFs. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. For example, under certain conditions, a fund may acquire an unlimited amount of shares of mutual funds that are part of the same group of investment companies as the acquiring fund. In addition, these restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the “Affiliated Money Market Funds”).
          When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
          Limited Partnerships. A limited partnership interest entitles the Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, the Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership.
          Defaulted Securities. Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, the Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer’s obligations on the defaulted securities. This could increase the Fund’s operating expenses and adversely affect its net asset value. Risks in defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Any investments by the Fund in defaulted securities will also be considered illiquid securities subject to any applicable restrictions on investment in illiquid securities, unless Invesco and/or the Sub-Advisers determine that such defaulted securities are liquid under guidelines adopted by the Fund’s Board of Trustees (“Board”).

          Municipal Forward Contracts. A municipal forward contract is a municipal security which is purchased on a when-issued basis with longer-than-standard settlement dates, in some cases taking place up to five years from the date of purchase. The buyer, in this case the Fund, will execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash to meet that forward commitment.
          Municipal forward contracts typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period and failure of the issuer to complete various steps required to issue the bonds.
          Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing a Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Funds. For some Funds, the Fund’s Adviser, or Sub-Adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.
          Inverse Floating Rate Obligations. The inverse floating rate obligations in which the Fund may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Fund may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short term obligation, if the short-term rate is lower than the fixed rate or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.
          Zero Coupon and Pay-in-Kind Securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that traditionally provide periodic payments of interest (referred to as a coupon payment). Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents “original issue discount” on the security.
          Premium Securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.

          Premium securities are typically purchased at a “premium,” in other words, at a price greater than the principal amount payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.
          Participation Notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate. Participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets.
Investment Techniques
          Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued or delayed delivery basis means that delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include “To Be Announced” (“TBA”) mortgage-backed securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. A Fund may also enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable.
          When purchasing a security on a forward commitment, when-issued or delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
          Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement.

          Borrowing. The Funds may borrow money to the extent permitted under their respective fundamental and non-fundamental investment policies and restrictions. Such borrowings may be utilized: (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.
          The Funds may borrow from a bank or broker-dealer. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets or when any borrowings from a Fund are outstanding.
          Lending Portfolio Securities. A Fund may lend its portfolio securities (principally to broker-dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco’s judgment, the income earned would justify the risks.
          A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.
          If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.
          Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments or funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.
          For a discussion of tax considerations relating to lending portfolio securities, see “Tax Matters — Tax Treatment of Portfolio Transactions — Securities lending.”
          Repurchase Agreements. A Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund’s holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.
          If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.
          The Funds may invest their cash balances in joint accounts with other Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.
          Restricted and Illiquid Securities. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) over-the-counter (“OTC”) options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act; and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws.
          Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling illiquid securities may result in a loss or be costly to the Fund.
          If a substantial market develops for a restricted security or other illiquid investment held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. While Invesco monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for Invesco’s liquidity determinations. Invesco considers various factors when determining whether a security is liquid, including the frequency of trades, availability of quotations and number of dealers or qualified institutional buyers in the market.
          Reverse Repurchase Agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.
          Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.
          Mortgage Dollar Rolls. A mortgage dollar roll (a “dollar roll”) is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker-dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage-backed securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories.

During the period between the sale and repurchase a Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. In addition, cash proceeds of the sale may be invested in short-term instruments and the income from these investments, together with any additional fee income received on the sale, would generate income for a Fund. A Fund typically enters into a dollar roll transaction to enhance the Fund’s return either on an income or total return basis or to manage pre-payment risk.
          Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Dollar rolls are considered borrowings by a Fund under the 1940 Act. At the time a Fund enters into a dollar roll transaction, a sufficient amount of assets held by the Fund will be segregated to meet the forward commitment.
          Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser or Sub-Adviser’s ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.
          Standby Commitments. Certain Funds may acquire securities that are subject to standby commitments from banks or other municipal securities dealers.
          Under a standby commitment, a bank or dealer would agree to purchase, at the Fund’s option, specified securities at a specified price. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer’s ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, Invesco reviews the creditworthiness of the banks and other municipal securities dealers from which the Funds obtain standby commitments in order to evaluate those risks.
Derivatives
          The following discussion regarding derivatives is qualified by each Fund’s investment policies and restrictions discussed in the “Investment Policies and Restrictions” section of this SAI and in Appendix C to this SAI. A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as an “underlying reference.” These underlying references may include commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include swaps, options, warrants, futures and forward currency contracts. Some derivatives, such as futures and certain options, are traded on U.S. commodity or securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the OTC market.
          Derivatives may be used for “hedging,” which means that they may be used when the portfolio manager seeks to protect the Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Fund’s portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon the portfolio manager’s ability to predict and understand relevant market movements.
          Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Fund could lose more than it invested, federal securities laws, regulations and guidance may require the Fund to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset the Fund’s obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.
          General risks associated with derivatives:
          The use by the Funds of derivatives may involve certain risks, as described below.
          Counterparty Risk: OTC derivatives are generally governed by a single master agreement for each counterparty. Counterparty risk refers to the risk that the counterparty under the agreement will not live up to its obligations. An agreement may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, a Fund might need to rely on contractual remedies to satisfy the counterparty’s full obligation. As with any contractual remedy, there is no guarantee that a Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations on specific transactions, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty.
          A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into.
          Leverage Risk: Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. A Fund mitigates leverage by segregating or earmarking assets or otherwise covers transactions that may give rise to leverage.
          Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.
          Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.
          Regulatory Risk: The risk that a change in laws or regulations will materially impact a security or market.
          Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see “Tax Matters — Tax Treatment of Portfolio Transactions.”
          General risks of hedging strategies using derivatives:
          The use by the Funds of hedging strategies involves special considerations and risks, as described below.
          Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.
          In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.
          Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.
          Types of derivatives:
          Swap Agreements. Generally, swap agreements are contracts between a Fund and a brokerage firm, bank, or other financial institution (the counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in returns) earned or realized on a particular asset such as an equity or debt security, commodity, currency or interest rate, calculated with respect to a “notional amount.” The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a “basket” of securities representing a particular index. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.
          Numerous proposals have been made by various regulatory entities and rulemaking bodies to regulate the OTC derivatives markets, including, specifically, credit default swaps. The Fund cannot predict the outcome or final form of any of these proposals or if or when any of them would become effective. However, any additional regulation or limitation on the OTC markets for derivatives could materially and adversely impact the ability of the Fund to buy or sell OTC derivatives, including credit default swaps.
          Commonly used swap agreements include:
          Credit Default Swaps (“CDS”). An agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS transactions are typically individually negotiated and structured. A Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities, sovereign debt securities or municipal securities.
          A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a referenced debt obligation (the “Reference Obligation”). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.
          Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.

          Credit Default Index (“CDX”). A CDX is an index of CDS. CDX allow an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or commercial mortgage-backed securities (“CMBS”)) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (“CMBX”) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default CMBX involves a pay-as-you-go (“PAUG”) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities.
          Currency Swap. An agreement between two parties pursuant to which the parties exchange a U.S. dollar-denominated payment for a payment denominated in a different currency.
          Interest Rate Swap. An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words, Party A agrees to pay Party B a fixed interest rate and in return Party B agrees to pay Party A a variable interest rate.
          Total Return Swap. An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.
          Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.
          Interest Rate Locks. An interest rate lock is a hedging agreement in which the parties lock in an interest rate at a future maturity date. A cash settlement payment on that date that reflects changes in agreed upon interest rates. This settlement payment is designed to offset changes in the cost of borrowing for the hedged bond transaction. An interest rate lock may be terminated prior to its stated maturity date by calculating the payment due as of the termination date.
          Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options or on a specified date for European style options), the security, currency or other instrument underlying the option (or in the case of an index option the cash value of the index). Options on a CDS or a Futures Contract (defined below) give the purchaser the right to enter into a CDS or assume a position in a Futures Contract.
          The Funds may engage in certain strategies involving options to attempt to manage the risk of their investments or, in certain circumstances, for investment (i.e., as a substitute for investing in securities). Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value being more sensitive to changes in the value of the option.
          The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.

          A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.
          Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it , there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
          Types of Options:
          Put Options on Securities. A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option for American style options or on a specified date for European style options, regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.
          Call Options on Securities. A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.
          Index Options. Index options (or options on securities indices) give the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the “multiplier”), which determines the total dollar value for each point of such difference.
          The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.
          CDS Option. A CDS option transaction gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

          Options on Futures Contracts. Options on Futures Contracts give the holder the right to assume a position in a Futures Contract (to buy the Futures Contract if the option is a call and to sell the Futures Contract if the option is a put) at a specified exercise price at any time during the period of the option.
          Swaptions. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
          Option Techniques:
          Writing Options. A Fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, the Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option (for American style options). In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.
          A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.
          In return for the premium received for writing a call option on a security the Fund holds, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.
          If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.
          Purchasing Options. A Fund may only purchase a put option on an underlying security, contract or currency owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency held by the Fund; or purchase put options on underlying securities, contracts or currencies against which it has written other put options. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.
          A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio, or on underlying securities, contracts or currencies against which it has written other call options. The Fund is not required to own the underlying security in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying security, contract or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

          Straddles/Spreads/Collars.
          Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.
          Option Collars. A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.
          Warrants. A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.
          Rights. Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.
          Futures Contracts. A “Futures Contract” is a two-party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of certain futures such as an index future or Eurodollar Future) for a specified price at a designated date, time and place (collectively, Futures Contracts). A “sale” of a Futures Contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A “purchase” of a Futures Contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date.
          The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission (“CFTC”). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the act.
          However, in February 2012, the Commodity Futures Trading Commission (“CFTC”) announced regulatory amendments to the provisions that permitted the Funds to claim an exclusion from the definition of commodity pool operator. As amended, the CFTC rules would subject a registered investment company’s investment adviser to regulation by the CFTC if the registered investment company’s investments in commodity futures, commodity options, or swaps exceed prescribed limits, or if the registered investment company markets itself as trading in or otherwise providing investment exposure to commodity interests or swaps markets. Upon the effectiveness of these regulatory amendments, an investment adviser to a Fund that invests in commodity futures, commodity options or swaps may become subject to CFTC regulation and may be required to comply with disclosure and operations requirements of CFTC and self-regulatory organization regulations. Compliance with these additional requirements would likely result in increased Fund expenses. Alternatively, a Fund may need to revise its investment strategies with respect to its investments in commodity futures, commodity options, or swaps in order to avoid being subject to CFTC regulation, which could deprive the Fund of the investment benefits that the use of commodity interests and related instruments may provide.
          Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding. “Margin” for a Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered (“initial margin”) is intended to ensure the Fund’s performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.
          Subsequent payments, called “variation margin,” received from or paid to the futures commission merchant through which a Fund enters into the Futures Contract will be made on a daily basis as the futures price fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market. When the Futures Contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the futures commission merchant along with any amount in excess of the margin amount; if the Fund has a loss of less than the margin amount, the difference is returned to the Fund; or if the Fund has a gain, the margin amount is paid to the Fund and the futures commission merchant pays the Fund any excess gain over the margin amount.
          Closing out an open Futures Contract is affected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.
          In addition, if a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.
          Types of Futures Contracts:
          Currency Futures. A currency Futures Contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency Futures Contracts may be highly volatile and thus result in substantial gains or losses to the Fund.
          Index Futures. A stock index Futures Contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made.
          Interest Rate Futures. An interest-rate Futures Contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate Futures Contracts are U.S. Treasury futures and Eurodollar Futures Contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (“LIBOR”) which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.
          Security Futures. A security Futures Contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security, or a narrow-based securities index) at a certain price.

          Forward Currency Contracts. A forward currency contract is an over-the-counter contract between two parties to buy or sell a particular currency at a specified price at a future date. The parties may exchange currency at the maturity of the forward currency contract, or if the parties agree prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting amount of currency. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges.
          A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.
          The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
Investment Policies and Restrictions
          Each Fund is subject to the following restrictions that are “fundamental,” which means that they may not be changed without shareholder approval, as provided under the 1940 Act. This section describes such investment restrictions and policies for each Fund. Capitalized terms not otherwise defined herein are used as defined in the Fund’s original prospectus, as amended. References in the Funds’ fundamental policies and restrictions to the “Prospectus” or “above” sections should be read as references to the Fund’s original prospectus, as amended.
Invesco Value Municipal Income Trust (IIM)
          For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
          The Fund may not:
1.	As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.
2.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
3.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

4.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
5.	Borrow money, except that the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
6.	Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
7.	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
8.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
9.	Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
Invesco Value Municipal Bond Trust (IMC)
          For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
          The Fund may not:
1.	Invest more than 5% of the value of its total assets in the securities of any one issuer. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.
2.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
3.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
4.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
5.	Borrow money, except that the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
6.	Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
7.	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
8.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
9.	Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
Invesco Value Municipal Securities (IMS)
          For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.

          The Fund may not:
1.	Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption order relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
2.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
3.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
4.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
5.	Borrow money, except the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulation promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
6.	Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
7.	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
8.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
Invesco Value Municipal Trust (IMT)
          For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
          The Fund may not:
1.	Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Act, as amended from time to time.
2.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
3.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
4.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Act, as amended from time to time.
5.	Borrow money, except the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Act, as amended from time to time.
6.	Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Act, as amended from time to time.
7.	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Act, as amended from time to time.
8.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

Invesco Municipal Income Opportunities Trust (OIA)
          For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
          The Fund may not:
1.	Invest more than 5% of the value of its total assets in the securities of any one issuer, except that this limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.
2.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the United States Government, its agencies or instrumentalities).
3.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
4.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.
5.	Invest in common stock.
6.	Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser or Administrator owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.
7.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
8.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.
9.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.
10.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.
11.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

12.	Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time).
13.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 12. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.
14.	Issue senior securities as defined in the Act, except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities. In interpreting this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security.
15.	Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 25% of its total assets).
16.	Make short sales of securities.
17.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.
18.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
19.	Invest for the purpose of exercising control or management of any other issuer.
20.	Invest over 10% of its total assets in restricted securities.
Invesco Municipal Income Opportunities Trust II (OIB)
          For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
          The Fund may not:
1.	Invest more than 5% of the value of its total assets in the securities of any one issuer, except that this limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.

2.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the United States Government, its agencies or instrumentalities).
3.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
4.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.
5.	Invest in common stock.
6.	Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser or administrator owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.
7.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
8.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.
9.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.
10.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

11.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commission, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets, taken at market value, would be invested in such securities.
12.	Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time).
13.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 12. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.

14.	Issue senior securities as defined in the Act, except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities. In interpreting this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security.
15.	Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 25% of its total assets).
16.	Make short sales of securities.
17.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.
18.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
19.	Invest for the purpose of exercising control or management of any other issuer.
20.	Invest over 10% of its total assets in restricted securities.
Invesco Municipal Income Opportunities Trust III (OIC)
          For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
          The Fund may not:
1.	Invest more than 5% of the value of its total assets in the securities of any one issuer, except that this limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.
2.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the United States Government, its agencies or instrumentalities).
3.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
4.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.
5.	Invest in common stock.
6.	Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser or administrator owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.
7.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
8.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.
9.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.
10.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.
11.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commission, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets, taken at market value, would be invested in such securities.
12.	Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time).
13.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 12. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.
14.	Issue senior securities as defined in the Act, except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities. In interpreting this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security.
15.	Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 25% of its total assets).
16.	Make short sales of securities.
17.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.
18.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
19.	Invest for the purpose of exercising control or management of any other issuer.
20.	Invest over 10% of its total assets in restricted securities.
Invesco Quality Municipal Income Trust (IQI)
          For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
          The Fund may not:
1.	Issue any senior securities (as defined in the 1940 Act) other than Preferred Shares of beneficial interest (in accordance with the terms of this Prospectus and the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restriction 3 below; or (e) lending portfolio securities. For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security.
2.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities, or write puts, calls or combinations of both, except for options on futures contracts and options on debt securities.
3.	Borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 l/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time, including the Preferred Shares).
4.	Engage in the underwriting of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of certain federal securities laws.
5.	Invest more than 25% of the market value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single-family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
6.	Purchase real estate or interests in real estate except that the Fund may purchase securities secured by real estate or interests therein. The Fund is not prohibited from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
7.	Invest in commodities or commodity contracts, except the Fund may purchase financial futures contracts and related options and options on debt securities.
8.	Make loans except (a) by the purchase of debt securities in which the Fund may invest consistent with its investment objective and policies, (b) by investment in repurchase agreements, and (c) by lending its portfolio securities.
9.	Invest in companies for the purpose of exercising control or management.
10.	Make short sales of securities.
11.	Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser or Administrator owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.
12.	Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, or by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commissions, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets would be invested in such securities.
13.	Invest more than 5% of the value of its total assets in securities of any one issuer, except that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.
14.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities).
15.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the U.S. Government, its agencies or instrumentalities.
16.	Invest in common stock.
17.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.
18.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in restriction 3 above. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.
19.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

          “Municipal Obligations,” as used above, consist of municipal bonds, municipal notes and municipal commercial paper, as well as lease obligations, including such obligations purchased on a when-issued or delayed delivery basis.
Invesco Quality Municipal Investment Trust (IQT)
          For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
          The Fund may not:
1.	Issue any senior securities (as defined in the 1940 Act) other than Preferred Shares of beneficial interest (in accordance with the terms of this Prospectus and the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restriction 3 below; or (e) lending portfolio securities. For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security.
2.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities, or write puts, calls or combinations of both, except for options on futures contracts and options on debt securities.
3.	Borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 l/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time, including the Preferred Shares).
4.	Engage in the underwriting of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of certain federal securities laws.
5.	Invest more than 25% of the market value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single-family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
6.	Purchase real estate or interests in real estate except that the Fund may purchase securities secured by real estate or interests therein. The Fund is not prohibited from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
7.	Invest in commodities or commodity contracts, except the Fund may purchase financial futures contracts and related options and options on debt securities.

8.	Make loans except (a) by the purchase of debt securities in which the Fund may invest consistent with its investment objective and policies, (b) by investment in repurchase agreements, and (c) by lending its portfolio securities.
9.	Invest in companies for the purpose of exercising control or management.
10.	Make short sales of securities.
11.	Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser or Administrator owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.
12.	Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, or by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commissions, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets would be invested in such securities.
13.	Invest more than 5% of the value of its total assets in securities of any one issuer, except that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.
14.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities).
15.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the U.S. Government, its agencies or instrumentalities.
16.	Invest in common stock.
17.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.
18.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in restriction 3 above. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.
19.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.
          “Municipal Obligations,” as used above, consist of municipal bonds, municipal notes and municipal commercial paper, as well as lease obligations, including such obligations purchased on a when-issued or delayed delivery basis.
Invesco Quality Municipal Securities (IQM)
          For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.

          The Fund may not:
1.	Invest more than 5% of the value of its total assets in the securities of any one issuer. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.
2.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities).
3.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single-family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
4.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to obligation of the U.S. Government, its agencies or instrumentalities.
5.	Invest in common stock.
6.	Invest in securities of any issuer, other than securities of the Fund, if to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.
7.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
8.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.
9.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.
10.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.
11.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commissions, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets, taken at market value, would be invested in such securities.
12.	Borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 l/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time, including the Preferred Shares).

13.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in restriction 12. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.
14.	Issue senior securities (as defined in the 1940 Act) other than Preferred Shares of beneficial interest (in accordance with the terms of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities.
15.	Make loans of money or securities except: (a) by the purchase of debt securities in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 10% of its total assets).
16.	Make short sales of securities.
17.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.
18.	Engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
19.	Invest for the purpose of exercising control or management of any other issuer.
          “Municipal Obligations,” as used above, consist of municipal bonds, municipal notes and municipal commercial paper, as well as lease obligations, including such obligations purchased on a when-issued or delayed delivery basis.
Invesco Van Kampen California Value Municipal Income Trust (VCV)
          If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy.
          The Fund may not:
1.	With respect to 75% of its total assets, purchase any securities (other than tax exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund’s total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
2.	Invest more than 25% of its total assets in a single industry, however, as described above under “Principal Risks of Investing in the Fund- Market Segment Risk,” the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.
3.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (4) below or with respect to Strategic Transactions described in Appendix C to this SAI.

4.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing or a Strategic Transaction described in Appendix C to this SAI. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when-issued” and “delayed delivery” transactions.
5.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the securities owned by the Fund.
6.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with Strategic Transactions described in Appendix C to this SAI nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.
7.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except in connection with Strategic Transactions described in Appendix C to this SAI.
8.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
9.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
10.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
11.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.
12.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions described in Appendix C to this SAI, the Fund may engage in are considered to be commodities or commodities contracts.
          The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and its Common Shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.

          As a matter of operating policy (which means it can be changed by the Fund’s Board of Trustees without Shareholder vote), the Fund will not invest 25% or more of its assets in a single industry; however, the Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal securities market.
Invesco California Municipal Income Trust (IIC)
          If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
          The Fund may not:
1.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to municipal obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of municipal obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
2.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
3.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.
4.	Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.
5.	Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.
6.	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

7.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
Invesco California Quality Municipal Securities (IQC)
          If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. For purposes of the restrictions: (a) an “issuer’’ of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
          The Fund may not:
1.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations. For purposes of this investment restriction, “Municipal Obligations” consist of Municipal Bonds, Municipal Notes and Municipal Commercial Paper, including such obligations purchased on a when-issued or delayed delivery basis. “Municipal Bonds” and “Municipal Notes” are debt obligations of states, cities, counties, municipalities and state and local governmental agencies which generally have maturities, at the time of their issuance, of either one year or more (Bonds) or from six months to three years (Notes). “Municipal Commercial Paper,” as presently constituted, although issued under programs having a final maturity of more than one year, is generally short-term paper subject to periodic rate changes and maturities of less than one year selected at the holder’s option.
2.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.
3.	Invest in common stock.
4.	Invest in securities of any issuer, other than securities of the Fund, if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.
5.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
6.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.
7.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.
8.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

9.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commissions, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets, taken at market value, would be invested in such securities.
10.	Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time, including the Preferred Shares).
11.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 10. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.
12.	Issue senior securities as defined in the 1940 Act, other than preferred shares of beneficial interest (in accordance with the terms of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities.
13.	Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 10% of its total assets).
14.	Make short sales of securities.
15.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.
16.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
17.	Invest for the purpose of exercising control or management of any other issuer.
Invesco California Municipal Securities (ICS)
          If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
          The Fund may not:
1.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to municipal obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of municipal obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
2.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
3.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.
4.	Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.
5.	Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.
6.	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.
7.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
Invesco Van Kampen High Income Trust II (VLT)
          If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy.
          The Fund may not:
1.	With respect to 75% of its total assets, purchase any securities (other than obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund’s total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

2.	Invest more than 25% of its total assets in securities of issuers conducting their principal business activities in the same industry; provided, that this limitation shall not apply with respect to investments in U.S. Government securities.
3.	Issue senior securities, (including borrowing money or entering into reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Fund may issue senior securities which are stocks (including preferred shares of beneficial interest) subject to the limitations set forth in Section 18 of the 1940 Act and except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuance or in connection with hedging transactions, when-issued and delayed delivery transactions and similar investment strategies. The Fund’s obligations under interest rate swaps are not treated as senior securities.
4.	Make loans of money or property to any person, except (i) to the extent the securities the Fund may invest are considered to be loans; (ii) through loans of portfolio securities, (iii) through the acquisition of securities subject to repurchase agreements and (iv) that the Fund may lend money or property in connection with maintenance of the value of, or the Fund’s interest with respect to, the securities owned by the Fund.
5.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.
6.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except as described under Appendix C to this SAI.
7.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
8.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
9.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
10.	Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although the Fund may purchase securities of issuers which deal in, represent interests in or are secured by interests in such leases, rights or contracts, except to the extent that the Fund may invest in equity interests generally, as described in the Fund’s Prospectus.
11.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent the hedging and risk management transactions the Fund may engage in are considered to be commodities or commodities contracts.
Invesco High Yield Investment Fund, Inc. (MSY)
          If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes will not be considered a violation of the restriction. Also, if the Fund receives from an issuer of securities held by the Fund subscription rights to purchase securities of that issuer, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed the limits set forth below, it will not constitute a violation if, prior to receipt of securities upon exercise of such rights, and after announcement of such rights, the Fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights.
          As a matter of fundamental policy:
1.	The Fund may not purchase any security (other than obligations of the U.S. government or its agencies or instrumentalities) if as a result more than 25% of the Fund’s total assets would be invested in a particular industry; provided, however, that the foregoing restriction will not be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of rights distributed to the Fund by the issuer.
2.	The Fund may not make any investment for the purpose of exercising control or management.
3.	The Fund may not buy or sell commodities or commodity contracts or real estate or interests in real estate, except that it may purchase and sell futures contracts on stock indices and foreign currencies, securities which are secured by real estate or commodities, and securities of companies which invest or deal in real estate or commodities.
4.	The Fund may not make loans, except that the Fund may (i) buy and hold debt instruments in accordance with its investment objectives and policies, (ii) enter into repurchase agreements to the extent permitted under applicable law, and (iii) make loans of portfolio securities.
5.	The Fund may not act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.
6.	The Fund may not issue senior securities or borrow money, except for (a) preferred stock and other senior securities (including borrowing money, including on margin if margin securities are owned, entering into reverse repurchase agreements and entering into similar transactions) not in excess of 33 1/3% of its total assets, and (b) borrowings up to 5% of its total assets (including the amount borrowed) for temporary or emergency purposes (including for clearance of transactions, repurchase of its shares or payment of dividends), without regard to the amount of senior securities outstanding under clause (a) above; provided, however, that the Fund’s obligations under when-issued and delayed delivery transactions and similar transactions and reverse repurchase agreements are not treated as senior securities if covering assets are appropriately segregated, and the use of hedging transactions shall not be deemed to involve the issuance of a “senior security” or a “borrowing”; for purposes of clauses (a) and (b) above, the term “total assets” shall be calculated after giving effect to the net proceeds of senior securities issued by the Fund reduced by any liabilities and indebtedness not constituting senior securities except for such liabilities and indebtedness as are excluded from treatment as senior securities by this item (6). The Fund’s obligations under interest rate swaps are not treated as senior securities.
Invesco Van Kampen Municipal Opportunity Trust (VMO)
          If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. With respect to the limitations on borrowings, the percentage limitations apply at the time of purchase and on an ongoing basis.
          The Fund may not:
1.	With respect to 75% of its total assets, purchase any securities (other than obligations issued or guaranteed as to principal or interest by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund’s total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the

Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
2.	Invest more than 25% of its total assets in a single industry; however, as described above under “Principal Risk of Investing in the Fund — Market Segment Risk,” the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.
3.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (4) below or with respect to hedging and risk management transactions or the writing of options.
4.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when issued” and “delayed delivery” transactions.
5.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the securities owned by the Fund.
6.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.
7.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except in connection with hedging or risk management transactions.
8.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
9.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
10.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
11.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.
12.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that financial futures and related options the Fund may invest in are considered to be commodities or commodities contracts.

          The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and the Shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
          As a matter of operating policy (which means it can be changed by the Fund’s Board of Trustees without Shareholder vote), the Fund will not invest 25% or more of its assets in a single industry; however, the Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal securities market.
Invesco Municipal Premium Income Trust (PIA)
          For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
          The Fund may not:
1.	Invest more than 5% of the value of its total assets in the securities of any one issuer, except that this limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.
2.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the United States Government, its agencies or instrumentalities).
3.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
4.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.
5.	Invest in common stock.
6.	Invest in securities of any issuer, other than securities of the Fund, if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Investment Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

7.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

8.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.

9.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

10.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

11.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commissions, is involved and only if immediately thereafter not more than 10% of the Fund’s total assets would be invested in such securities.

12.	Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time, including the Preferred Shares).
13.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 12. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.
14.	Issue senior securities as defined in the Act, other than preferred shares of beneficial interest (in accordance with the terms of the Prospectus and the Act), except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities. For the purpose of this restriction, collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sales of futures are deemed to be the issuance of a senior security.
15.	Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 10% of its total assets) .
16.	Make short sales of securities.
17.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.
18.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
19.	Invest for the purpose of exercising control or management of any other issuer.

          Whenever any fundamental investment policy states a maximum percentage of Registrant’s assets which may be invested, it is intended that if the percentage limitation was adhered to at the time the investment was made, a later change in percentage resulting from changing values or other changes in total or net assets will not be considered a violation of such policy.
Invesco Van Kampen Select Sector Municipal Trust (VKL)
          If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. The Fund may not:
1.	Invest more than 25% of its total assets in a single industry; however, as described above under “Principal Risks of Investing in the Fund — Market Sector Risk,” the Fund may from time to time invest more than 25% of its total assets in one or more particular segments or sectors of the municipal securities market.
2.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (3) below or with respect to Strategic Transactions described in Appendix C to this SAI.
3.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing or a Strategic Transaction described in Appendix C to this SAI. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when-issued” and “delayed delivery” transactions.
4.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the securities owned by the Fund.
5.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with Strategic Transactions described in Appendix C to this SAI nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.
6.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except in connection with Strategic Transactions described in Appendix C to this SAI.
7.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
8.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
9.	The Fund may not invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
10.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

11.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions described in Appendix C to this SAI that the Fund may engage in are considered to be commodities or commodities contracts.
          In addition, to comply with federal tax requirements for qualification as a “regulated investment company,” the Fund’s investments will be limited in a manner such that at the close of each quarter of each fiscal year, (a) no more than 25% of the Fund’s total assets are invested in the securities of a single issuer, and (b) with regard to at least 50% of the Fund’s total assets, no more than 5% of its total assets are invested in the securities of a single issuer. These tax-related limitations may be changed by the Board of Trustees to the extent necessary to comply with changes to the applicable tax requirements.
          The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
          As a matter of operating policy (which means it can be changed by the Fund’s Board of Trustees without Shareholder vote), the Fund will not invest 25% or more of its assets in a single industry; however, the Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal securities market.
Invesco Van Kampen Trust for Value Municipals (VIM)
          If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. The Fund may not:
1.	With respect to 75% of its total assets, purchase any securities (other than tax-exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund’s total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
2.	Invest more than 25% of its total assets in a single industry; however, as described above under “Principal Risks of Investing in the Fund — Market Segment Risk,” the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.
3.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (4) below or with respect to hedging and risk management transactions or the writing of options within limits described in Appendix C to this SAI.
4.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5%

of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when-issued” and “delayed delivery” transactions as described above under the heading “Principal Investment Strategies of the Fund” in this Prospectus.
5.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the municipal securities owned by the Fund.
6.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.
7.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except as described in Appendix C to this SAI.
8.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
9.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
10.	Invest in securities issued by other investment companies, except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
11.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.
12.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the municipal securities the Fund may invest in are considered to be interests in real estate, commodities, or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that financial futures and related options the Fund may invest in are considered to be commodities or commodities contracts.
          The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
Invesco Van Kampen Trust for Investment Grade New York Municipals (VTN)
           If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. With respect to the limitations on borrowings, the percentage limitations apply at the time of purchase and on an ongoing basis. The Fund may not:
1.	Invest more than 25% of its total assets in a single industry; however, the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.
2.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (3) below or with respect to hedging and risk management transactions or the writing of options.
3.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when issued” and “delayed delivery” transactions.
4.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the securities owned by the Fund.
5.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transactions are considered the purchase of a security on margin.
6.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell futures or options, except in connection with hedging or risk management transactions.
7.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
8.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
9.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
10.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.
11.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that financial futures and related options the Fund may invest in are considered to be commodities or commodities contracts.
           In addition, to comply with federal tax requirements for qualifications as a “regulated investment company,” the Fund’s investments will be limited in a manner such that at the close of each quarter of each fiscal year, (a) no more than 25% of the Fund’s total assets are invested in the securities of a single issuer and (b) with regard to at least 50% of the Fund’s total assets, no more than 5% of its total assets are invested in the securities of a single issuer. These tax-related limitations may be changed by the Trustees to the extent necessary to comply with changes to applicable tax requirements.
          The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and the shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
As a matter of operating policy (which means it can be changed by the Fund’s Board of Trustees without Shareholder vote), each Fund will not invest 25% or more of its assets in a single industry; however, each Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal securities market.
Invesco New York Quality Municipal Securities (IQN)
          For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio. The Fund may not:
1.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
2.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.
3.	Invest in common stock.
4.	Invest in securities of any issuer, other than securities of the Fund, if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Investment Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.
5.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
6.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.

7.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.
8.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.
9.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commissions, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets, taken at market value, would be invested in such securities.
10.	Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time, including the Preferred Shares).
11.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 10. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.
12.	Issue senior securities as defined in the 1940 Act, other than preferred shares of beneficial interest (in accordance with the terms of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities.
13.	Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 10% of its total assets).
14.	Make short sales of securities.
15.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.
16.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
17.	Invest for the purpose of exercising control or management of any other issuer.
Invesco Van Kampen Municipal Trust (VKQ)
          If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. With respect to the limitations on borrowings, the percentage limitations apply at the time of purchase and on an ongoing basis. The Fund may not:
1.	With respect to 75% of its total assets, purchase any securities (other than tax-exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund’s total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
2.	Invest more than 25% of its total assets in a single industry; however, as described above under “Principal Risks of Investing in the Fund — Market Segment Risk,” the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.
3.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (4) below or with respect to hedging and risk management transactions or the writing of options within limits described in Appendix C to this SAI.
4.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when issued” and “delayed delivery” transactions as described above under the heading “Principal Investment Strategies of the Fund” in this Prospectus.
5.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the municipal securities owned by the Fund.
6.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.
7.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except as described in Appendix C to this SAI.
8.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
9.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
10.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
11.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.
12.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the municipal securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that financial futures and related options the Fund may invest in are considered to be commodities or commodities contracts.

          The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses than a lower rate, which expenses must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
          As a matter of operating policy (which means it can be changed by the Fund’s Board of Trustees without Shareholder vote), each Fund will not invest 25% or more of its assets in a single industry; however, each Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal securities market.
Invesco Van Kampen Massachusetts Value Municipal Income Trust (VMV)
          If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. The Fund may not:
1.	Invest more than 25% of its total assets in a single industry; however, as described above under “Principal Risks of Investing in the Fund — Market Segment Risk,” the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.
2.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (3) below or with respect to Strategic Transactions described in Appendix C to this SAI.
3.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing or a Strategic Transaction described in Appendix C to this SAI. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when-issued” and “delayed delivery” transactions.
4.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the securities owned by the Fund.
5.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with Strategic Transactions described in Appendix C to this SAI nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.
6.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except in connection with Strategic Transactions described in Appendix C to this SAI.
7.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
8.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
9.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
10.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.
11.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions described in Appendix C to this SAI that the Fund may engage in are considered to be commodities or commodities contracts.
          In addition, to comply with federal tax requirements for qualification as a “regulated investment company,” the Fund’s investments will be limited in a manner such that at the close of each quarter of each fiscal year, (a) no more than 25% of the Fund’s total assets are invested in the securities of a single issuer and (b) with regard to at least 50% of the Fund’s total assets, no more than 5% of its total assets are invested in the securities of a single issuer. These tax-related limitations may be changed by the Board of Trustees to the extent necessary to comply with changes to applicable tax requirements.
          The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and its Common Shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
Invesco Van Kampen Ohio Quality Municipal Trust (VOQ)
          If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. With respect to the limitations on borrowings, the percentage limitations apply at the time of purchase and on an ongoing basis. The Fund may not:
1.	Invest more than 25% of its total assets in a single industry; however, as described above under “Principal Risks of Investing in the Fund — Market Segment Risk,” the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.
2.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (3) below or with respect to hedging and risk management transactions or the writing of options within limits described in Appendix C to this SAI.
3.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5%

of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when issued” and “delayed delivery” transactions as described above under the heading “Principal Investment Strategies of the Fund” in this Prospectus.
4.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the municipal securities owned by the Fund.
5.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.
6.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except as described in Appendix C to this SAI.
7.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
8.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
9.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
10.	Invest in equity interests in oil, gas or other mineral exploration or development programs, except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.
11.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the municipal securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that financial futures and related options the Fund may invest in are considered to be commodities or commodities contracts.
          In addition, to comply with federal tax requirements for qualification as a “regulated investment company,” the Fund’s investments will be limited in a manner such that, at the close of each quarter of each fiscal year, (a) no more than 25% of the Fund’s total assets are invested in the securities of a single issuer, and (b) with regard to at least 50% of the Fund’s total assets, no more than 5% of its total assets are invested in the securities of a single issuer. These tax-related limitations may be changed by the Trustees to the extent necessary to comply with changes to applicable tax requirements.
          The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses than a lower rate, which expenses must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
          As a matter of operating policy (which means it can be changed by the Fund’s Board of Trustees without Shareholder vote), each Fund will not invest 25% or more of its assets in a single industry; however, each Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal securities market.
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals (VTJ)
          The Fund’s investment objective, its investment policy with respect to investing at least 80% of its total assets in municipal securities and the following investment restrictions are fundamental and cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. All other investment policies or practices are considered by the Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. The Fund may not:
1.	With respect to 75% of its total assets, purchase any securities (other than tax-exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund’s total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
2.	Invest more than 25% of its total assets in a single industry; however, the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.
3.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (4) below or with respect to hedging and risk management transactions or the writing of options.
4.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when-issued” and “delayed delivery” transactions.
5.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the securities owned by the Fund.
6.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.
7.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell futures or options, except in connection with hedging or risk management transactions.
8.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
9.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
10.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
11.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.
12.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that financial futures and related options the Fund may invest in are considered to be commodities or commodities contracts.
          The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and the Shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
Portfolio Turnover
          [To be provided in pre-effective amendment filing.]
Management of the Funds
          For additional discussion regarding management of your Fund, see your Fund’s Proxy Statement. Biographical information about the executive officers and Trustees of the Funds, as well as information about Trustee qualifications and experience, remuneration of Trustees and Board leadership structure, role in risk oversight, and committees and meetings can be found in the exhibits to your Fund’s Proxy Statement.
          Code of Ethics. Invesco, the Funds, Invesco Distributors and the Sub-Advisers each have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Unless specifically noted, each Sub-Adviser’s Code of Ethics does not materially differ from Invesco Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Funds that may arise from personal trading, including personal trading in most of the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.
          These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Copies of the Codes of Ethics may alternatively be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. The Codes of Ethics are also available, free of charge, on the EDGAR Database on the SEC’s Web site at http://www.sec.gov.

          Proxy Voting Policies. Invesco is comprised of two business divisions, Invesco Aim and Invesco Institutional, each of which have adopted their own specific Proxy Voting Policies.
          The Board of each Fund has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following divisions of Invesco:

Fund	Proxy Voting Entity
Invesco Value Municipal Income Trust	Invesco Institutional — a division of Invesco
Invesco Municipal Income Opportunities Trust	Invesco Institutional — a division of Invesco
Invesco Quality Municipal Income Trust	Invesco Institutional — a division of Invesco
Invesco Van Kampen California Value Municipal Income Trust	Invesco Aim — a division of Invesco
Invesco Van Kampen High Income Trust II	Invesco Aim — a division of Invesco
Invesco Van Kampen Municipal Opportunity Trust	Invesco Aim — a division of Invesco
Invesco Van Kampen Trust for Investment Grade New York Municipals	Invesco Aim — a division of Invesco
Invesco Van Kampen Municipal Trust	Invesco Aim — a division of Invesco
Invesco Value Municipal Bond Trust	Invesco Institutional — a division of Invesco
Invesco Value Municipal Securities	Invesco Institutional — a division of Invesco
Invesco Value Municipal Trust	Invesco Institutional — a division of Invesco
Invesco Municipal Income Opportunities Trust II	Invesco Institutional — a division of Invesco
Invesco Municipal Income Opportunities Trust III	Invesco Institutional — a division of Invesco
Invesco Quality Municipal Investment Trust	Invesco Institutional — a division of Invesco
Invesco Quality Municipal Securities	Invesco Institutional — a division of Invesco
Invesco California Municipal Income Trust	Invesco Institutional — a division of Invesco
Invesco California Quality Municipal Securities	Invesco Institutional — a division of Invesco
Invesco California Municipal Securities	Invesco Institutional — a division of Invesco
Invesco High Yield Investments Fund, Inc.	Invesco Institutional — a division of Invesco
Invesco Municipal Premium Income Trust	Invesco Institutional — a division of Invesco
Invesco Van Kampen Select Sector Municipal Trust	Invesco Aim — a division of Invesco
Invesco Van Kampen Trust for Value Municipals	Invesco Aim — a division of Invesco
Invesco New York Quality Municipal Securities	Invesco Institutional — a division of Invesco
Invesco Van Kampen Massachusetts Value Municipal Income Trust	Invesco Aim — a division of Invesco
Invesco Van Kampen Ohio Quality Municipal Trust	Invesco Aim — a division of Invesco
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals	Invesco Aim — a division of Invesco
          Invesco (the proxy voting entity) will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D to this SAI. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the twelve months ended June 30, 2011, is available without charge at our Web site, http://www.invesco.com/us. This information is also available at the SEC Web site, http://www.sec.gov.
Ownership of Securities
          For information about Trustee and officer security ownership in the Funds as well as information about other significant holders of securities of the Funds, see the exhibit to your Proxy Statement entitled, “Ownership of the Funds.” A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund. Such a shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.
Investment Advisory and Other Services
Investment Adviser
          Invesco serves as the Funds’ investment adviser. The Adviser manages the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds’ day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco is an indirect, wholly owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Funds and their affiliations are shown in Exhibit [__] to the Joint Proxy Statement.
          As investment adviser, Invesco supervises all aspects of the Funds’ operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. Each Fund’s Investment Advisory Agreement (the “Advisory Agreement”) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.
          Pursuant to an administrative services agreement with the Funds, the Adviser is also responsible for furnishing to the Funds the services of persons believed to be competent to perform supervisory and administrative services required by the Funds and that, in the judgment of the Trustees, are necessary to conduct the business of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Funds’ accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.
          The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds’ shareholders.
          Invesco, at its own expense, furnishes to the Funds office space and facilities. Invesco furnishes to the Funds all personnel for managing the affairs of the Funds. Information about advisory fees and any applicable fee waiver and/or expense reimbursement for your Fund can be found in your Fund’s Proxy Statement in the section entitled, “APPROVAL OF MERGERS — How do the management, investment adviser and other service providers of the Funds compare?” The management fees paid during each Fund’s last three completed fiscal years are found in Appendix E to this SAI.

Investment Sub-Advisers
          Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940, as amended, are:
Invesco Asset Management Deutschland GmbH (Invesco Deutschland)
Invesco Asset Management Limited (Invesco Asset Management)
Invesco Asset Management (Japan) Limited (Invesco Japan)
Invesco Australia Limited (Invesco Australia)
Invesco Hong Kong Limited (Invesco Hong Kong)
Invesco Senior Secured Management, Inc. (Invesco Senior Secured)
Invesco Canada Ltd. (Invesco Canada); (each a “Sub-Adviser” and collectively, the “Sub-Advisers”).
          Invesco and each Sub-Adviser are indirect wholly-owned subsidiaries of Invesco Ltd.
          The only fees payable to the Sub-Advisers under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco pays each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from each Fund, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from a Fund pursuant to its advisory agreement with the Fund, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.
Securities Lending Arrangements
          If a Fund engages in securities lending, Invesco will provide the Fund related investment advisory and administrative services. The Advisory Agreement describes the administrative services to be rendered by Invesco if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco’s instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.
          Invesco’s compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services Invesco will provide, a lending Fund will pay Invesco a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. Invesco currently waives such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.
Service Agreements
          Administrative Services Agreement. Invesco and each Fund have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco is reimbursed for the services of the Funds’ principal financial officer and her staff and any expenses related to fund accounting services.
          Administrative services fees paid for the last three fiscal years of each Fund are found in Appendix F to this SAI.
Other Service Providers
          Transfer Agent. Computershare Trust Company, N.A. (“Computershare”), P.O. Box 43078, Providence, RI 02940-3078 is the transfer agent for each Fund.
          The Transfer Agency and Service Agreement (the “TA Agreement”) between each Fund and Computershare provides that Computershare will perform certain services related to the servicing of shareholders of the Funds. Other such services may be delegated or subcontracted to third party intermediaries.
          Custodian. State Street Bank and Trust Company (the “Custodian”), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.
          The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.
          Under its contract with each Fund, the Custodian maintains the portfolio securities of the Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolio of the Fund and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.
          Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of each Fund’s Board has appointed, and the Board has ratified and approved, PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm to audit the financial statements of the Funds.
          Counsel to the Funds. Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103 serves as counsel to IIM, IMC, IMS, IMT, OIA, OIB, OIC, IQI, IQT, IQM, IIC, IQC, ICS, MSY, PIA and IQN. Skadden, Arps, Slate, Meagher & Flom, LLP, 155 West Wacker Drive, Chicago, Illinois 60606 serves as counsel to VCV, VLT, VMO, VKL, VIM, VTN, VKQ, VMV, VOQ and VTJ.
Portfolio Managers
          Appendix G to this SAI contains the following information regarding the portfolio managers identified in the Joint Proxy/Prospectus:
•	The dollar range of the managers’ investments in each Fund.

•	A description of the managers’ compensation structure.

•	Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

Trading Practices and Brokerage
          Invesco has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices.
Brokerage Transactions
          Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more third-party broker-dealers to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in three regions to place equity securities trades in their regions. The Atlanta trading desk of Invesco (the “Americas Desk”) generally places trades of equity securities in Canada, the United States, Mexico and Brazil; the Hong Kong desk of Invesco Hong Kong (the “Hong Kong Desk”) generally places trades of equity securities in Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, Thailand, and other far Eastern countries; and the London trading desk of Invesco Global Investment Funds Limited (the “London Desk”) generally places trades of equity securities in European Economic Area markets, Egypt, Israel, Russia, South Africa, Switzerland, Turkey, and other European countries. Invesco, Invesco Japan, Invesco Deutschland, and Invesco Hong Kong and Invesco Asset Management use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the Americas Desk, the Hong Kong Desk and the London Desk are similar in all material respects.
          References in the language below to actions by Invesco or a Sub-Adviser (other than Invesco Canada or Invesco Japan) making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the London Desk. Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk, Invesco or a Sub-Adviser that delegates trading is responsible for oversight of this trading activity.
          Invesco or a Sub-Adviser makes decisions to buy and sell securities for each Fund, selects broker-dealers (each, a “Broker”), effects the Funds’ investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Invesco’s and the Sub-Adviser’s primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage and research services provided by the Broker. While Invesco or the Sub-Advisers seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.
          Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.
          Historically, Invesco and the Sub-Advisers did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.
          In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at the market close price for a specific commission. Invesco generally selects the broker with the lowest bid to execute these trades.
          Brokerage commissions during each Fund’s last three fiscal years are found in Appendix H to this SAI.

Commissions
          [During their past three fiscal years, none of the Funds paid brokerage commissions to Brokers affiliated with the Funds, Invesco (or Invesco Advisors, Inc., former adviser to the Funds that merged into Invesco Advisers, Inc. on December 31, 2009), Invesco Distributors, the Sub-Advisers or any affiliates of such entities.]
          A Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Invesco Funds, including the Fund. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.
Broker Selection
          Invesco’s or the Sub-Adviser’s primary consideration in selecting Brokers to execute portfolio transactions for an Invesco Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers consider the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Adviser’s primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Advisers will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of shares of funds advised by Invesco and/or the Sub-Advisers.
          In choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that provide brokerage and/or research services (“Soft Dollar Products”) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco or the Sub-Advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Advisers must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or Invesco’s or the Sub-Advisers’ overall responsibilities with respect to the accounts as to which it exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Adviser in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.
          Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or the Sub-Adviser’s expenses to the extent that Invesco or the Sub-Advisers would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Advisers, Inc.-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Advisers may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
          Invesco presently engages in the following instances of cross-subsidization:
          Smaller funds that do not generate significant soft dollar commissions may be cross-subsidized by the larger equity Invesco funds in that the smaller equity funds receive the benefit of Soft Dollar Products for which they do not pay. Certain other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.
          Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Adviser concludes that the Broker supplying the product is capable of providing best execution.
          Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Adviser use soft dollars to purchase two types of Soft Dollar Products:
•	proprietary research created by the Broker executing the trade, and

•	other products created by third parties that are supplied to Invesco or the Sub-Adviser through the Broker executing the trade.
          Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.
          Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Advisers may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Advisers have “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.
          Soft Dollar Products received from Brokers supplement Invesco’s and or the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:
•	Database Services — comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

•	Quotation/Trading/News Systems — products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

•	Economic Data/Forecasting Tools — various macro-economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

•	Quantitative/Technical Analysis — software tools that assist in quantitative and technical analysis of investment data.

•	Fundamental/Industry Analysis — industry specific fundamental investment research.

•	Other Specialized Tools — other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

          If Invesco or the Sub-Advisers determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Advisers will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Advisers determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.
          Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Adviser’s staff follows. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Adviser’s clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Adviser’s research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Adviser’s investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receives such services. To the extent the Funds’ portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.
          Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believes such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.
Directed Brokerage (Research Services)
          [Directed brokerage (research services) paid by each Fund during its last fiscal year are found in Appendix I to this SAI.]
Regular Brokers
          [During their last fiscal year, the Funds did not acquire securities of their regular broker-dealers.]
Allocation of Portfolio Transactions
          Invesco and the Sub-Advisers manage numerous Invesco Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Tax Matters
          The following is a general summary of certain additional tax considerations of investing, holding and disposing of Common Shares of the Funds (for purposes of this section, the “Fund”). It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors (including common shareholders with large positions in the Fund). No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
          This “Tax Matters” section is based on the Internal Revenue Code of 1986, as amended (the “Code”) and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
          This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.
          Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
          Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
•	Distribution Requirement — the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•	Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.
          In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income

Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.
          If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
          Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a Fund with a high turnover rate may accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions (All Funds) — Capital gain dividends” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Foreign Shareholders — U.S. withholding tax at the source” below.
          Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (RIC Mod Act), if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
          Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see, “Taxation of Fund Distributions (All Funds) — Capital gain dividends” below). A “qualified late year loss” includes:
(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (post-October losses), and

(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.
          The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.
          Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
          Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Under the RIC Mod Act, the Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions to avoid any material liability for federal income and excise tax but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
          Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.
          Taxation of Fund Distributions (All Funds). The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund).
          Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. None of the dividends paid by the Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
          Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are taxed at the maximum rate of 15% or 25% (through 2012) depending on the nature of the capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.
          Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Where one or more distributions occur in any taxable year, the available current and accumulated earnings and profits of the Fund will be allocated, first, to the distributions made to the holders of any outstanding Preferred Shares of the Fund, and only thereafter to distributions made to common shareholders of such Fund. As a result, the holders of any outstanding Preferred Shares of the Fund may receive a disproportionate share of the distributions treated as dividends, and the holders of the Common Shares may receive a disproportionate share of the distributions treated as a return of capital.
          U.S. Government interest. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
          Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year.
          Medicare tax. The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).
          Reporting to Shareholders. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS. The IRS’s position in a published revenue ruling indicates that the Fund is required to report distributions paid with respect to its Common Shares and its Preferred Shares as consisting of a portion of each type of income distributed by such Fund. The portion of each type of income deemed received by the holders of each class of shares will be equal to the portion of total Fund dividends received by such class. Thus, the Fund intends to report dividends paid as exempt-interest dividends in a manner that allocates such dividends between the holders of the Common Shares and the holders of Preferred Shares in proportion to the total dividends paid to each such class during or with respect to the taxable year, or otherwise as required by applicable law. Capital gain dividends and ordinary income dividends will similarly be allocated between the two classes. To the extent permitted under applicable law, the Fund reserves the right to make special allocations of income, consistent with the objectives of the Fund and any requirements with respect to any Preferred Shares.
          Under certain circumstances such as those described in “Dividends and Distributions” in the prospectus, the Fund will not be allowed to declare a cash dividend or other distribution on its Common Shares. This inability to declare distributions may prevent the Fund from distributing at least an amount equal to the sum of 90% of the sum of its investment company taxable income (determined without regard to the deduction for dividends paid) and its net tax-exempt interest, and may therefore jeopardize the Fund’s qualification for taxation as a RIC or cause the Fund to incur a tax liability or a non-deductible 4% excise tax on the undistributed taxable income (including net capital gain) (as described above), or both. Although the Fund may redeem Preferred Shares in order to avoid the adverse consequences to the Fund and its shareholders of failing to qualify as a RIC, there can be no assurance that any such redemption would achieve such objectives.
          Taxation of Fund Distributions (Tax-Free Funds). Each of the Tax-Free Funds intends to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund’s taxable year at least 50% of the Fund’s total assets consists of municipal securities, which are exempt from federal income tax. For purposes of this discussion, the “Tax-Free Funds” include all Funds, except the Invesco Van Kampen High Income Trust II and the Invesco High Yield Investments Fund, Inc.
          Exempt-interest dividends. Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund’s tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (AMT) in certain circumstances and may have other collateral tax consequences as discussed below.
          Distributions of ordinary income and capital gains. Any gain or loss from the sale or other disposition of a tax-exempt security generally is treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by the Fund of ordinary income and capital gains will be taxable to shareholders as discussed under “Taxation of Fund Distributions (All Funds).”
          Alternative minimum tax — private activity bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (AMTI) over an exemption amount. Exempt-interest dividends derived from certain “private activity” municipal securities issued after August 7, 1986 generally will constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt-interest dividends derived from all municipal securities regardless of the date of issue must be included in adjusted current earnings that are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT. Consistent with its stated investment objective, the fund intends to limit its investments in private activity bonds subject to the AMT to no more than 20% of its total assets in any given year.
          Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Fund likely will be subject to tax on dividends paid by the Fund that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.
          Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.
          Failure of a Municipal Security to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a municipal security could cause interest on the municipal security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the municipal security was issued. In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This in turn could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.
          Effect of changes in tax rates and policies. The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund is not suitable investments for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.
          Distributions paid by the Invesco Van Kampen California Value Municipal Income Trust, Invesco California Municipal Income Trust, Invesco California Quality Municipal Securities, and Invesco California Municipal Securities. Shareholders of the Fund may exclude any exempt interest dividends paid to you by the Fund from your California taxable income for purposes of the California personal income tax if:
•	the Fund qualifies as a regulated investment company under the Code and at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual;

•	the dividends are derived from interest on obligations of the State of California and its political subdivisions or qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law;

•	the dividends paid do not exceed the amount of interest (minus certain non-deductible expenses) the Fund receives, during its taxable year, on obligations that, when held by an individual, pay interest exempt from taxation by California; and

•	the Fund properly identifies the dividends as California exempt interest dividends in a written notice mailed to the investor.
          Any distributions of net short-term and long-term capital gain earned by the Fund and any gain from the sale of shares of the Fund by a shareholder are included in a shareholder’s taxable income for purposes of the California personal income tax. Residents of California may be subject to backup withholding at 7% on the proceeds from the sale of Fund shares.
          Distributions from the Fund, including exempt-interest dividends, may be taxable to shareholders that are subject to certain provisions of the California Corporation Tax Law.
          Distributions paid by the Invesco New York Quality Municipal Securities and the Invesco Van Kampen Trust for Investment Grade New York Municipals. Shareholders of the Fund may exclude any exempt interest dividends paid to you by the Fund from your taxable income for purposes of the New York state income taxes and the New York City income tax, if the dividends can be excluded from your gross income for federal income tax purposes and if the dividends are attributable to interest on:
•	obligations of the State of New York or its political subdivisions; or

•	qualifying obligations of possessions of the United States.
Dividends from (or the value of) the Fund, including exempt interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when paid to (or held by) shareholders subject to such taxes.
          Sale or Redemption of Fund Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. If you owned your shares as a capital asset, any gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
          Tax basis information. The Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012 where the cost basis of the shares is known by the Fund and which are disposed of after that date. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at http://www.Invesco.com/us.
          Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption.
          Sales at a loss within six months of purchase. Any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares and any such loss will be disallowed to the extent of any exempt-interest dividends that were received within the six-month period.
          Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.
          Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
          In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
          Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
          Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
          Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
          The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

          In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.
          Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
          Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
          PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identity portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.
          Investments in non-U.S. Real Estate Investment Trusts (“REITs”). While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions — PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
          Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to the fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.
          Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (REMICs) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
          These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
          Investments in partnerships and qualified publicly traded partnerships (QPTP). For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. For purposes of testing whether the fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (i.e., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.
          Investments in commodities — structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a Revenue Ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. However, in a subsequent Revenue Ruling, as well as in a number of follow-on private letter rulings, the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, as of the date of this Statement of Additional Information, the IRS has suspended the issuance of any further private letter rulings pending a review of its position. Should the IRS issue guidance that adversely affects the tax treatment of a fund’s use of commodity-linked notes, or a corporate subsidiary, the fund may no longer be able to utilize commodity index-linked notes or a corporate subsidiary to gain commodity exposure. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, for taxable years of a fund with respect to which the extended due date of the return is after December 22, 2010.
          Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
          Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.
          Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:
•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).
          The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.
          Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders — Tax certification and backup withholding.”
          Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.
          Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.
          U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported by the Fund to shareholders as:
•	exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;

•	capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and

•	with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gains dividends. After such sunset date, short-term capital gains are taxable to Non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.
          However, the Fund does not intend to utilize the exemptions for interest-related dividends paid and short-term capital gain dividends paid. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person. This rate will expire and the backup withholding tax rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.
          Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
          Amounts reported by the Fund to shareholders as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (QIE) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply) or (b) that are realized by the Fund on the sale of a “U.S. real property interest” (including gain realized on sale of shares in a QIE other than one that is a domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.” These rules generally apply to dividends paid by the Fund before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent). After such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to gain from the disposition of a U.S. real property interest will continue to be subject to the withholding rules described above provided the Fund is classified as a QIE.
          Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
          Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 28%, subject to increase to 31% as described above), and if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W- 8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non- U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.
          Foreign Account Tax Compliance Act. Under the Foreign Account Tax Compliance Act, the relevant withholding agent may be required to withhold 30% of: (a) income dividends paid after December 31, 2013 and (b) certain capital gains distributions and the proceeds of a sale of shares paid after December 31, 2014 to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. These requirements are different from, and in addition to, the U.S. tax certification rules described above. The scope of these requirements remains unclear, and shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.
          Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Financial Statements and Pro Forma Financial Statements
          [To be provided in the pre-effective amendment filing.]

APPENDIX A
SPECIAL STATE-SPECIFIC INVESTMENT CONSIDERATIONS
          Special Risk Considerations Regarding California Municipal Securities. Funds that invest in California municipal securities are susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of California municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of California municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of California municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Funds and the Funds assume no responsibility for the completeness or accuracy of such information.
          The summary below does not include all of the information pertaining to the economy, budget, receipts and disbursements of the State that would ordinarily be included in various public documents, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. The information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of California municipal securities.
          Economic condition and outlook. California’s economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Beginning in the first quarter of 2008 and ending in the second half of 2009, California, as the rest of the nation, experienced the most significant economic downturn since the Great Depression of the 1930s, marked in California by high unemployment, steep contraction in housing construction and home values, a drop in statewide assessed valuation of property for the first time on record, a year-over-year decline in personal income in the State for the first time in 60 years, and a sharp drop in taxable sales. The continuing weakness in the State economy has caused State tax revenues to decline precipitously, resulting in large budget gaps and cash shortfalls. The State is slowly emerging from the recession, but economic growth is modest and the level of unemployment is still very high.
          California is by far the most populous state in the nation, with its April 2010 population representing over 12 percent of the total United States population.
          The unemployment rate in the State reached a high of 12.5 percent in late 2010. The rate improved thereafter, falling to 11.7 percent in May 2011, but rising to 12.0 percent for July 2011. The U.S. unemployment rate for July 2011 was 9.1 percent. Personal income increased in the State for the sixth consecutive quarter in the first quarter of 2011. After falling for six consecutive quarters, taxable sales grew in the third and fourth quarters of 2009 and continued to improve through the first quarter of 2011.
          California’s housing sector began a meager recovery during 2009 and the early months of 2010. Existing home sales stabilized around the half-million unit rate and the median sales price rose by 10% in 2010. Unsold inventory trended downward in 2009, as did the number of days needed to sell a home. However, the housing market indicators worsened during the middle of 2010 after the expiration of the federal home buyers tax credit. Housing market indicators again appeared to stabilize during the early months of 2011.
          Made-in-California exports grew by 19% in 2010 and 13% during the first half of 2011, led by strong growth in computer and electronic products, machinery and manufactured commodities.

          Revenues and expenditures. The economic downturn of the last few years adversely affected the State’s budget situation. To exacerbate the problem, as California entered the recession, annual revenues generally were less than annual expenses, resulting in a structural budget deficit.
          The State’s revenue estimates utilized in connection with the 2011 Budget Act assumed slow but positive economic growth, and the 2011 Budget Act projected that most of California’s major revenue sources will grow in fiscal 2011-12. The 2011 Budget Act also takes into account the end of federal stimulus funds which provided $4.2 billion to the State to offset General Fund costs in fiscal year 2010-11, and the expiration on June 30, 2011 of temporary surcharges on personal income taxes, sales taxes and vehicle license fees which provided $7.1 billion in the last fiscal year. The 2011 Budget act closed a projected $26.6 billion budget gap for the two fiscal years 2010-11 and 2011-12 and made substantial progress in addressing the State’s long–term structural budget deficit. Despite eliminating a significant portion of the structural deficit in the 2011 Budget Act, the State continues to face major long-term challenges and must address the remaining structural budget deficit and the consequences of budget balancing actions taken in the past.
          Budget process. The State’s fiscal year begins on July 1st and ends on June 30th of the following year. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the Legislature and signed by the Governor. Appropriations also may be included in legislation other than the Budget Act.
          The Balanced Budget Amendment (“Proposition 58”) requires the State to enact a balanced budget, establishes a special reserve in the General Fund, restricts future borrowings to cover budget deficits, and provides for mid-year budget adjustments in the event that the budget falls out of balance. The Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of passage and as set forth in the budget bill. As a result of the requirements of Proposition 58, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. These restrictions apply to general obligation bonds, revenue bonds and certain other forms of long-term borrowings, but do not apply to certain short-term and inter-fund borrowings.
          In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise State taxes, have restricted the use of State General Fund or special fund revenues, or have otherwise limited the Legislature and Governor’s discretion in enacting budgets.
          Current State budget. The 2011-12 budget was approved on June 30, 2011. The 2011 Budget Act was projected to end fiscal year 2011-12 with a $543 million reserve, however, it also included tiered “trigger cuts” to take effect if revenues for 2011-12 were forecast to be less than the amount assumed in the budget package by $1 billion or more.
          The California Legislative Analyst’s Office (“LAO”), in its November 2011 California Fiscal Outlook, estimates that 2011-12 will end with a $3 billion General Fund deficit. The outlook assumes lower projected revenues, the implementation of $2 billion in trigger cuts to various state programs and the expected inability of the State to achieve about $1.2 billion of other budget actions.
          Obligations of the State of California. The State Treasurer is responsible for the sale of most debt obligations of the State and its various authorities and agencies. Current State debt obligations include:
          General Obligation Bonds. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. As of August 1, 2011, the State had outstanding $71.1 billion aggregate principal amount of long-term general obligation bonds.
          Commercial Paper Notes Program. Voter-approved general obligation indebtedness may, in some cases, be issued as commercial paper notes. Commercial paper notes may be renewed or refunded by the issuance of long-

term bonds. Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $1.57 billion in aggregate principal amount outstanding at any time. The issuance of general obligation bonds on September 28, 2011 provided funds which, together with certain additional funds, have retired all of the $1.29 billion aggregate principal amount of general obligation commercial paper notes which had been outstanding. The State plans to terminate its existing bank credit agreement and restructure the commercial paper notes program.
          Lease-Revenue Obligations. The State builds and acquires facilities through the use of lease revenue borrowing, in addition to general obligation bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities, such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency, the California State University, the Judicial Council or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. The State had approximately $9.4 billion in lease-revenue obligations outstanding as of August 1, 2011.
          Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued revenue anticipation notes (“RANs”) in all but one fiscal year since the mid-1980’s to partially fund timing differences between receipts and disbursements. By law, RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued revenue anticipation warrants (“RAWs”), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any “Unapplied Money” in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay priority payments.
          Other issuers of California municipal obligations. There are a number of State agencies, instrumentalities, and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued may vary considerably from the credit quality of the obligations backed by the full faith and credit of the State. The State of California has no obligation with respect to any obligations or securities of a county or any of the other participating entities, although under existing legal precedents, the State may be obligated to ensure that school districts have sufficient funds to operate. State agencies and authorities had approximately $59 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2011.
          Bond ratings. The State’s general obligation bonds are currently rated A- (with a stable outlook) by S&P and A1 by Moody’s (with a stable outlook) (ratings confirmed as of December 8, 2011). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.
          Legal proceedings. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings (described in the State’s recent financial statements) that, if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Tax-Free California Fund.
          Other considerations. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989, and Southern California, in 1994, experienced major earthquakes causing billions of dollars in damages. The State’s and any other municipal issuers’ outstanding obligations could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions due to earthquakes. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

          The Tax-Free California Fund is susceptible to political, economic or regulatory factors affecting issuers of California municipal obligations. These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in California and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State and local agencies in California or contained in Official Statements for various California municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.
          Special Investment Considerations Regarding Massachusetts Municipal Securities. A Fund that invests in Massachusetts (referred to herein as the “Commonwealth” or “Massachusetts”) municipal securities are susceptible to political, economic, regulatory or other factors affecting issuers of Massachusetts municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of Massachusetts municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of Massachusetts municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of Massachusetts municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information.
          The summary below does not include all of the information pertaining to the economy, budget, receipts and disbursements of the Commonwealth that would ordinarily be included in various public documents, such as an official statement prepared in connection with the issuance of general obligation bonds of the Commonwealth. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The creditworthiness of obligations issued by local Massachusetts issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth, and there is no obligation on the part of the Commonwealth to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within Massachusetts, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. The information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of Massachusetts municipal securities.
          Economic condition and outlook. Massachusetts is a densely populated state with a well-educated population and comparatively high income levels. The Commonwealth’s economy remains diversified, but its strongest component is its knowledge-based technology and service sectors. The four largest sectors of the economy, real estate and rental and leasing, professional and technical services, finance and insurance, and health care and social assistance, contributed 47.2% of the 2010 Massachusetts gross domestic product.
          Following significant declines in 2002 and 2003, total non-agricultural employment in the Commonwealth eventually increased 0.5% in 2005 and continued to increase through 2008. Employment declined 3.3% in 2009 and grew 0.2% in 2010. Since the beginning of the recession in December 2007 there has been a net loss of approximately 46,000 jobs in Massachusetts. The job losses were not spread evenly across all sectors. The construction and manufacturing sectors were the hardest hit with losses of 26.2% and 21.6%, respectively. However, the education and health sector and the leisure and hospitality sector have seen growth of 7.2% and 8.6%, respectively.
          The Commonwealth’s economy has outperformed the nation’s economy as a whole during and following the most recent recession. Home prices in Massachusetts have fallen by less than in the U.S. as a whole. The Commonwealth’s unemployment rate rose from 5.2% in July 2008 to a high of 9.5% in February 2011, but has since declined, and in November 2011 was 7.0%. This decline is greater than in the nation as a whole, where unemployment rose from 5.8% in July 2008 to a high of 10.1% in October 2009, and declined to 8.6% in November 2011.

          Federal government spending contributes significantly to the Massachusetts economy. In fiscal 2010, Massachusetts received almost $82.5 billion, a 1.7% decrease from 2009, and ranked ninth among the states in per capita distribution of federal funds, with total spending of $12,593 per person, excluding loans and insurance.
          Revenues and expenditures. The Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the federal government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds. Total primary government revenues increased by $2.7 billion in fiscal year 2011 or 5.4% over fiscal year 2010. Tax revenues increased by $2.0 billion, or 10.7%, primarily as the result of the growth in individual income tax.
          The major components of state tax revenue are the income tax, the sales and use tax, and the corporations and other business and excise taxes which were projected to account for approximately 55.2%, 24.8%, and 11.3%, respectively, of total tax revenues in fiscal 2011. Dedicated portions of the Commonwealth’s sales tax revenues are pledged to provide financial support for the Massachusetts Bay Transportation Authority and the Massachusetts School Building Authority.
          Municipal revenues consist of taxes on real and personal property, distributions from the Commonwealth under a variety of programs and formulas, local receipts (including motor vehicle excise taxes, local options taxes, fines, licenses and permits, charges for utility and other services and investment income) and appropriations from other available funds (including general and dedicated reserve funds). Following the enactment in 1980 of the tax limitation initiative petition commonly known as Proposition 2 1/2, local governments have become increasingly reliant on distribution of revenues from the Commonwealth to support local programs and services, although the amount of aid received varies significantly among municipalities. As a result of comprehensive education reform legislation enacted in June 1993, a large portion of local aid general revenue sharing funds is earmarked for public education and distributed through a formula designed to provide more aid to the Commonwealth’s poorer communities. There are also several specific local aid programs, such as public libraries, police education incentives, and property tax abatement for certain elderly or disabled residents.
          Total expenses of the primary government increased by $1.2 billion in fiscal year 2011, or 2.3% over fiscal year 2010. This included a $1.45 billion increase in Medicaid spending and a decline of $1.05 billion in unemployment insurance compensation expenses.
          At the end of fiscal year 2011 the liabilities of the primary government exceeded assets by almost $18.5 billion, a reduction of $137 million from the fiscal year 2010 deficit.
          Fiscal 2011 budgeted fund total revenues and other financing sources exceeded fiscal 2011 budgeted fund total expenditures and other uses by $998 million, and fiscal 2011 ended with a budgeted fund balance of $1.901 billion. Of that amount, $1.379 billion was reserved in the Stabilization Fund, $400 million was reserved for continuing appropriations and debt service and $122 million was undesignated. The Stabilization Fund balance at the end of fiscal 2011 represents a $709 million increase from the close of fiscal 2010.
          Budget process. The House of Representatives generally approves its version of the budget in late April, and the Senate generally approves its version in late May. The differences are then reconciled by legislatively conference committee in June, so that a final version can be enacted by Legislature and sent to the Governor for his approval prior to the start of the new fiscal year on July 1.
          Current Commonwealth budget. Total spending in the final fiscal 2012 budget amounts to approximately $30.6 billion. The current budget assumes tax revenues of $21.010 billion, enhanced tax enforcement initiatives (an additional $61.5 million) and the impact of a two-day sales tax holiday held on August 13-14, 2011 (reduction of $20.6 million).
          On November 16, 1991, the Governor approved legislation containing pension reforms, including increasing the retirement ages, eliminating early retirement subsidies and increasing the period for average earnings from the highest three years to the highest five years for all new state employees who join a retirement system on or after April 2, 2012. The legislation is expected to generate savings of more than $3 billion to the Commonwealth and $2 billion for municipalities over the next 30 years.
          Obligations of the Commonwealth of Massachusetts. The Commonwealth incorporates the periodic use of commercial paper borrowing to meet cash flow needs for both capital and operating expenditures. The Commonwealth periodically makes several cash flow borrowings for operating purposes. All commercial paper of the Commonwealth issued for operating purposes in a fiscal year is required by state finance law to be paid not later than June 30 of such year.
          The Commonwealth is authorized to issue three types of long-term debt directly — general obligation debt, special obligation debt, and federal grant anticipation notes. General obligation debt is secured by a pledge of the full faith and credit of the Commonwealth. Special obligation debt may be secured either with a pledge of receipts credited to the Commonwealth Transportation Fund or with a pledge of receipts credited to the Convention Center Fund. Federal grant anticipation notes are secured by a pledge of federal highway construction reimbursements. As of June 30, 2011, the amount of Commonwealth long-term debt was approximately $20.9 billion, consisting of approximately $18.5 billion of general obligation debt, $1.6 billion of special obligation debt, and $767 million of federal grant anticipation notes. Based on the United States census resident population estimate for Massachusetts for 2011, the per capita amount of such debt as of the end of fiscal year 2011 was approximately $3,720.
          In addition to the long-term liabilities described above, the Commonwealth is also authorized to pledge its credit in aid of and provide contractual support for certain independent authorities and political subdivisions within the Commonwealth. These Commonwealth liabilities are classified as general obligation contract assistance liabilities, budgetary contractual assistance liabilities or contingent liabilities. General obligation contract assistance liabilities arise from statutory requirements for payments by the Commonwealth to the Massachusetts Water Pollution Abatement Trust, the Massachusetts Department of Transportation and the Massachusetts Development Finance Agency that are used by such entities to pay a portion of the debt service on certain of their outstanding bonds. Such liabilities constitute a pledge of the Commonwealth’s credit for which a two-thirds vote of the Legislature is required. Budgetary contractual assistance liabilities arise from statutory requirements for payments by the Commonwealth under certain capital leases. Such liabilities do not constitute a pledge of the Commonwealth’s credit. Contingent liabilities relate to debt obligations of independent authorities and agencies of the Commonwealth that are expected to be paid without Commonwealth assistance, but for which the Commonwealth has some kind of liability if expected payment sources do not materialize.
          Massachusetts statutes limit the Commonwealth’s ability to issue direct debt. The direct debt limit for fiscal year 2011 was approximately $18.0 billion. Outstanding debt subject to the limit at fiscal year end was approximately $16.3 billion. The limit increases by 5% each year. Pursuant to legislation enacted over the years, certain outstanding Commonwealth debt obligations are not counted in computing the amount of bonds subject to the limit. The limit for fiscal year 2012 is approximately $18.9 billion.
          Legislation enacted in 1999 also provides that no more than 10% of the appropriations in any fiscal year may be expended for payment of interest and principal on general obligation debt of the Commonwealth. Debt service relating to bonds that are excluded from the debt limit on direct debt is not included in the limit on debt service appropriations.
          During the 2009 fiscal year, the Commonwealth announced an administrative policy that sets the annual borrowing limit at a level designed to keep debt service at a maximum of 8% of budgeted revenues. The debt management policy also limits future annual growth in the bond cap to not more than $125 million through fiscal 2012.
          Bond ratings. The State’s general obligation bonds are rated AA+ by S&P and Aa1 by Moody’s (ratings confirmed as of March 1, 2012). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Massachusetts issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.
          Legal proceedings. The Commonwealth is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the Commonwealth arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of law. For those cases in which it is probable that a loss will be incurred and the amount of potential judgment can be reasonably be estimated or a settlement or judgment has been reached but not paid, the Attorney General estimates fiscal year 2012 liability at $20 million.
          Other considerations. The Fund is susceptible to political, economic or regulatory factors affecting issuers of Massachusetts municipal obligations. The information provided is only a brief summary of the complex factors affecting the financial situation in Massachusetts and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State agencies in Massachusetts or contained in Official Statements for various Massachusetts municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.
          Special Investment Considerations Regarding New Jersey Municipal Securities. A Fund that invests in New Jersey (referred to herein as the “State” or “New Jersey”) municipal securities is susceptible to political, economic, regulatory or other factors affecting issuers of New Jersey municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of New Jersey municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New Jersey municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New Jersey municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information.
          The summary below does not include all of the information pertaining to the economy, budget, receipts and disbursements of the State that would ordinarily be included in various public documents, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The creditworthiness of obligations issued by local New Jersey issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within New Jersey, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. The information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of New Jersey municipal securities.
          Economic condition and outlook. New Jersey is the eleventh largest state in population and the fifth smallest in land area. According to the United States Bureau of the Census, the population of New Jersey was 8,414,350 in 2000 and 8,791,894 in 2010. With an average of 1,196 persons per square mile, it is the most densely populated of all the states. Centrally located in the Northeast, New Jersey is near many major cities such as New York, Boston, Washington D.C., and Philadelphia. The State’s favorable location is bolstered by an extensive highway system, as well as other major land, air, and water transportation systems and facilities. The Port of Newark-Elizabeth Marine Terminal is the East Coast’s largest seaport and handles about one-third of the nation’s ocean going trade. Various commercial and industrial businesses have headquarters or regional offices within New Jersey’s borders, including substantial construction, pharmaceutical, manufacturing, chemical, financial and service industries. Since 1978, casino gambling in Atlantic City has been an important State tourist attraction.
          New Jersey has a diversified economic base, consisting of a variety of manufacturing, constructions and service industries, supplemented by rural areas with selective commercial agriculture. The construction, manufacturing and mining sectors experienced the largest job losses over the recession. Since the beginning of 2010, the greatest employment increases have been in the other services, education and health services, and professional and business services sectors. Layoffs of government employees due to the State’s persistent budget issues and the re-entry of formerly discouraged jobseekers into the job market have contributed to the State’s high unemployment which still exceeded the national average by .7% as of January 2012.

          The State’s economic indicators (not seasonally adjusted), showed that total private dwelling units authorized by building permits in January 2012, were 950, up from 922 the prior year, the unemployment rate for January, 2012 was 9.0%, which is down from 9.4% the prior year and non-farm payroll employment in January, 2012 was approximately 3,807,300, up from approximately 3,756,300 the prior year. Real per capital personal income in New Jersey was approximately $45,233 in the third quarter of 2011, up from $45, 232 in the third quarter of 2009. New Jersey unemployment still exceeds the national average as of January 2012 by .7%.
          Revenues and expenditures. The primary government’s assets and deferred outflows for fiscal year 2011 total $36.9 billion, an increase of $925.5 million from the prior fiscal year. As of June 30, 2011, liabilities exceed assets and deferred outflows by $34.2 billion. The State’s unrestricted net assets, which represent net assets that have no statutory commitments and are available for discretionary use, totaled a negative $45.1 billion. The negative balance was primarily a result of under funding the annual pension costs to the State’s retirement system and the State’s recognition of other postemployment benefits. Financing activities that have contributed to the State ‘s negative unrestricted net asst amount include liabilities from pension bonds, the funding of a portion of local elementary and high school construction, and the securitization of a major portion of annual tobacco master settlement agreement receipts, with no corresponding assets.
          The economic slowdown caused a falloff in State revenues. During fiscal 2011 the State implemented tax increases, expenditure reductions (including layoffs of State employees), expenditure deferrals, and draw-downs of reserves, as well as using federal stimulus money. The State and its political subdivisions also face increasing financial pressure from costs relating to pensions and other post-employment benefits for government employees.
          Budget process. The State Constitution has a balanced budget measure which provides that no money shall be drawn from the State Treasury but for appropriations made by law and that no law appropriating money for any state purpose shall be enacted if the appropriations contained therein, together with all prior appropriations made for the same fiscal period, shall exceed the total amount of revenue on hand and anticipated to be available to meet such appropriations during such fiscal period, as certified by the Governor.
          In addition, the State Constitution has a debt limitation clause which provides that the State Legislature shall not, in any manner, create in any fiscal year a debt or liability of the State, which, together with any previous debts or liabilities, shall exceed at any time 1% of the total amount appropriated by the general appropriation law for such year, unless the same shall be authorized by a law for some single object or work distinctly specified therein, or shall have been approved by the voters. The debt limitation clause was amended in 2008 and currently prohibits the State Legislature from enacting any law that creates or authorizes the creation of a debt or liability of an autonomous State corporate entity, which debt or liability has a pledge of an annual appropriation as the means to pay the principal of and interest on such debt or liability, unless approved by the voters.
          Current State budget. Total budgeted revenues for fiscal 2012 are $29.6 billion, which is approximately 4% above fiscal 2011 levels. Total budgeted appropriations for fiscal 2012 are $29.7 billion, which is approximately 1.2% above fiscal 2011 levels.
          Obligations of the State of New Jersey. For the year ended June 20, 2011, New Jersey’s long-term debt obligations increased 12.3%, to $65.1 billion, which includes a net increase in bonded debt of $7.1 billion. During the fiscal year, the State issued $4.9 billion in bonds. New money issuances represented $1.6 billion, primarily for transportation and education system improvements, while $3.3 billion represented five refunding transactions that provided the State with $30.9 million in net present value savings. During fiscal year 2011, the State paid $2.4 billion in debt service on its long-term obligations.
          Non-bonded portions of the State’s long-term debt total $27.0 billion. This amount represents a $6.0 billion increase from the prior fiscal year and is mainly attributable to increases in net pension obligations as well as the State’s other postemployment benefits obligations.
          New Jersey’s debt burden has increased substantially in the past decade and is high by any number of measurements, which may reduce financial flexibility in the future. New Jersey now has the fourth highest per capita debt burden among the states.

          Bond ratings. Bond ratings. The State’s general obligation bonds are rated AA- by S&P and Aa3 by Moody’s (ratings confirmed as of March 1, 2012. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local New Jersey issuers may be unrelated to the creditworthiness of obligations issued by the State of New Jersey, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.
          Other issuers of New Jersey municipal obligations. The New Jersey Local Bond Law (N.J.S.A. Section 40A:2-1 et seq.) (“Local Bond Law”) governs the issuance of bonds and notes by local units (including counties). The statute provides that (i) the power and obligation of a local unit to pay any and all bonds and notes issued by it pursuant to the Local Bond Law shall be unlimited, (ii) the county or municipality shall levy ad valorem taxes upon all taxable property therein for the payment of the principal of and interest on such bonds and notes, without limitation as to rate or amount, (iii) no local unit shall authorize obligations for any improvement or purpose having a period of usefulness of less than five years, and (iv) after issuance, all obligations shall be conclusively presumed to be fully authorized and issued under all of the laws of the State, and any person shall be estopped from questioning their sale, execution or delivery by the local unit.
          No bond ordinance will be finally adopted if it appears from the supplemental debt statement required by the Local Bond Law that the percentage of net debt as stated therein exceeds 2%, in the case of a county, or 3 1/2%, in the case of a municipality. The Local Bond Law sets forth certain exceptions to the foregoing debt limitation.
          A local government may seek a waiver from the Local Finance Board from the debt limitation for a bond ordinance authorizing obligations solely for the exceptions set forth in the Local Bond Law. Approval of bond and note financing in excess of the debt limit in certain instances require the applicant to justify and demonstrate the existence of extraordinary conditions. The Local Finance Board is a functional area within the Division of Local Government Services. It is statutorily responsible for promulgating rules and regulations on the fiscal obligations, fiscal reporting and overseeing the fiscal condition of all New Jersey municipalities, counties, local authorities and special districts.
          In 2010, New Jersey enacted a property tax cap that placed a 2% limit on annual property-tax increases, which may put additional financial pressure local governments. Costs associated with debt service are not subject to the property tax cap.
          Legal proceedings. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings (described in the State’s recent financial statements) that, if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund.
          Other considerations. The Fund is susceptible to political, economic or regulatory factors affecting issuers of New Jersey municipal obligations. The information provided is only a brief summary of the complex factors affecting the financial situation in New Jersey and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State agencies in New Jersey or contained in Official Statements for various New Jersey municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.
          Special Investment Considerations Regarding New York Municipal Securities. Funds that invest in New York municipal securities are susceptible to political, economic, regulatory or other factors affecting issuers of New York municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of New York municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New York municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New York municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Funds, and the Funds assume no responsibility for the completeness or accuracy of such information.

          The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State of New York (“New York” or the “State”) that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Such an official statement, together with any updates or supplements thereto, may generally be obtained upon request to the Division of Budget of the State of New York (“DOB”) of the State. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within New York, and it is possible a Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of New York municipal securities.
          Economic condition and outlook. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy.
          During 2010, economic conditions began to improve for both the nation and New York State. Private sector employment slowly started to increase, although gains were partially offset by rising job losses in government. While the State as a whole outperformed the nation, the recovery in the State was still slow by historical standards, and not all regions of the State benefitted equally. At the beginning of 2011, the recovery continued to be weak, with consumers buffeted by rising energy prices and renewed declines in home values.
          Although job growth resumed in 2010, unemployment rates remain high. During the recession, the unemployment rate more than doubled for the nation (rising from 4.4% in May 2007 to 10.1% in October 2009) and for New York State (rising from 4.3% in March 2007 to 8.9% in September 2009). By December 2010 the rate had only eased to 9.4% for the nation and 8.2% for New York.
          Personal income rebounded in 2010 following declines in 2009. Nationally, personal income increased by 3%, while New York’s gain of 4.1% was the second-highest growth rate among all the states. Wages, the largest component of personal income, increased in New York in 2010 after falling by 7.2% in 2009. The rebound in personal income and wages reflects Wall Street’s continued recovery from the financial crisis. During 2010, the broker/dealer operations of New York Stock Exchange member firms earned $27.6 billion, second only to the record profits of $61.4 billion earned in 2009 (during the previous two years, the industry had combined losses of $53.8 billion). The rapid return to profitability was driven by government bailouts, the Federal Reserve’s low interest rate polices and other government actions.
          Although the securities industry accounted for less than 3% of all jobs in the State it comprised 12.5% of all wages in 2010 and accounted for more than one-third of the statewide increase in total wages in 2010.
          General government results. An operating surplus of $1.5 billion is reported in the New York State General Fund for fiscal year ended March 31, 2011. This results in an accumulated General Fund deficit of $2 billion. The State completed its fiscal year ended March 31, 2011, with a combined Governmental Funds operating surplus of $1.9 billion as compared to a combined Governmental Funds operating surplus for the preceding fiscal year of $123 million. The combined operating surplus of $1.9 billion included an operating surplus in the General Fund of $1.5 billion as well as in the Federal Special Reserve Fund of $2 million, in the General Debt Service Fund of $276 million and in the Other Governmental Funds of $94 million.
          The State’s financial position as shown in its Governmental Funds Balance Sheet as of March 31, 2011, includes a fund balance of $5.8 billion comprised of $34 billion of assets available to liquidate liabilities of $28.2 billion. The Governmental Funds fund balance includes a $2 billion accumulated deficit in the General Fund.
          Budget process. New York’s budget process begins with the Governor’s submission of the Executive Budget to the Legislature each January, in preparation for the start of the fiscal year on April 1. New York’s Constitution requires the Governor to submit an Executive Budget that is balanced on a cash basis in the General Fund— the Fund that receives the majority of State taxes, and all income not earmarked for a particular program or activity. In acting on the bills submitted by the Governor, the Legislature has certain powers to alter the recommended appropriations and proposed changes to existing law. Once the appropriation bills and other bills become law, the Division of Budget of the State of New York (“DOB”) revises the State Financial Plan to reflect the Legislature’s actions, and begins the process of implementing the budget.
          State budgetary outlook. The DOB currently projects that the State will end the 2011-12 fiscal year with a General Fund balance of $1.7 billion, which consists of $1.0 billion in the Tax Stabilization Reserve, $275 million in the Rainy Day Reserve, $275 million in the Contingency Reserve Fund, and $13 million in undesignated fund balance. The estimated closing balance reflects the assumption that the estimated current year shortfall of $350 million is closed through administrative or legislative actions or both..
          General Fund disbursements, including transfers to other funds, are expected to total $56.8 billion in 2011-12, an increase of $1.4 billion (2.4%) over preliminary 2010-11 results. General Fund spending is projected to grow at an average annual rate of 12.8% from 2010-11 through 2013-14. State Operating Funds disbursements for 2011-12 are estimated to total $86.9 billion, and increase of $2.4 billion (2.9%) over preliminary 2010-11 results. For both the General Fund and State Operating Funds, spending growth is driven by Medicaid, education, pension costs, employee and retiree health benefits, social services programs and debt service.
          In the most recent State annual report, it was noted that the enacted 2011-12 budget made significant progress in addressing the State’s structural deficit primarily through spending reductions and without relying heavily on non-recurring or temporary revenue. The State also needs to do a better job of monitoring its debt levels. Debt service is one of the fastest growing categories of the budget and much of this debt has been issued by public authorities without voter approval.
          The budget gap for 2012-13, which the Governor must address in his Executive Budget due on February 1, 2012, is now projected at $3.25 billion. In the General Fund, the projected budget gaps total approximately $3.25 billion in 2012-13, $3.3 billion in 2013-14 and $4.8 billion in 2013-14.
          Debt and other financing activities. The State has obtained long-term financing in the form of voter-approved general obligation debt (“voter-approved debt”) and other obligations that are authorized by legislation but not approved by the voters (“non-voter–approved debt”), including lease-purchase contractual obligations where the State’s legal obligation to make payments is subject to and paid from annual appropriations made by the Legislature or from assignment of revenue in the case of Tobacco Settlement Revenue Bonds. The indebtedness of the State may be classified as State-supported debt and State-related debt.
          State-supported debt. State-supported debt includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. These include the State Personal Income Tax (“PIT”) Revenue Bond Program and the New York Local Government Assistance Program bonds.
          The Debt Reform Act of 2000 (the “Act”) imposes statutory limitations which restrict the issuance of State-supported debt to capital purposes only and establishes a maximum term of 30 years for such debt. The Act also imposed phased-in caps that ultimately limit the amount of new State-supported debt (issued on or after April 1, 2000) to 4% of State personal income, and new State-supported debt service (on debt issued on and after April 1, 2000) to 5% of total governmental funds receipts. For the fiscal year ended March 31, 2011, the cumulative debt outstanding and debt service caps were 4.00% and 4.32%, respectively. The Act does not apply to debt which is not considered State-supported and therefore does not encompass State-guaranteed debt, moral obligation debt, and contingent-contractual obligations financing such as the bonds issued by the Tobacco Settlement Financing Corporation.
          General obligation debt. General obligation debt is debt to which the full faith and credit of the State has been pledged. Under New York’s Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. Under the State Constitution, the State may undertake short-term general obligation borrowings without voter approval (i)

in anticipation of the receipt of taxes and revenues, by issuing general obligation tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. General obligation debt is currently authorized for transportation, environment and housing purposes. The State had $3.625 billion in general obligation bonds outstanding at 2011 fiscal year-end. During the year the State issued $500 million in general obligation bonds. The total amount of general obligation bonded debt authorized but not yet issued at 2010–2011 year-end was $1.7 billion. At March 31, 2011 the State had $56.1 billion in bonds, notes and other financing agreements outstanding compared with $55.3 billion last year, an increase of $842 million. New York has never defaulted on any of its general obligation debt.
          State-supported lease-purchase and contractual-obligation financings. Prior to the commencement of the State PIT Revenue issuances in 2002, public authorities or municipalities issued other long-term, lease-purchase and contractual-obligation debt. This type of debt, where debt service is payable from monies received from the State and is subject to annual State appropriation, not general obligations of the State. Under this financing structure bonds were issued to finance various capital programs, including those which finance the State’s highway and bridge projects, State University of New York and City University of New York educational facilities, health and mental hygiene facilities, prison construction and rehabilitation, economic development projects, State buildings and housing programs, and equipment acquisitions. Debt service payable to certain public authorities from State appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the State or from dedicated tax and other sources (i.e., State personal income taxes, motor vehicle and motor fuel related-taxes, dormitory facility rentals, and patient charges). Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State’s obligation to make such payments is expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. New York has never defaulted on any of its obligations under lease purchase or contractual obligation financing arrangements. As of March 31, 2011, the State had long-term debt obligations of $40.4 billion under lease/purchase and other financing arrangements (nonvoter approved), a decrease from $40.7 billion for fiscal 2010.
          State-related debt. State-related debt is a broader measure of State debt that includes the State-supported debt referenced above, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings.
          Contingent contractual-obligation financing. New York may also enter into statutorily authorized contingent contractual-obligation via a service contracts obligating it to pay debt service on bonds, subject to annual appropriation, in the event there are shortfalls in revenues from other non-State resources pledged, or otherwise available, to pay the debt service on the bonds. New York has never been required to make any payments under this financing arrangement, but the bankruptcy of certain hospitals in the secured hospitals program may require the State to make payments in the future.
          Moral obligation financings. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer’s debt service reserve fund. There has never been a payment default on any moral obligation debt of any public authority. The DOB does not expect the State to increase statutory authorizations for moral obligation bond programs. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 2011-12 fiscal year.
          State-guaranteed financings. Pursuant to specific constitutional authorization, New York may also directly guarantee certain public authority obligations. Payments of debt service on State-guaranteed bonds and notes are legally enforceable obligations of the State. The only current authorization provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Job Development Authority. The State has never been called upon to make any direct payments pursuant to any such guarantees and does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 2011-12 fiscal year.
          Public authorities. Public authorities refer to certain public benefit corporations, created pursuant to State law. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations, particularly those using State-supported or State-related debt. As of December 31, 2010, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was approximately $161 billion, only a portion of which constitutes State-supported or State-related debt.
          New York City (the “City”). The fiscal demands on New York may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.
          Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. Between 2004 and July 2010, the New York Legislature authorized 21 bond issuances to finance local government operating deficits. Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the State or federal government may reduce (or in some cases eliminate) funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that localities or local public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.
          Bond ratings. The State’s general obligation bonds are rated AA (with a stable outlook) by S&P and Aa2 (with a stable outlook) by Moody’s (ratings confirmed as of December 12, 2011 and December 8, 2011, respectively). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.
          Risk management. New York State does not insure its buildings or their contents against theft, fire or other risks and does not insure its automobiles against the possibility of bodily injury and property damages. The State does, however, have fidelity insurance on State employees. Workers’ compensation coverage is provided on a self-insurance basis.
          Legal proceedings. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and federal laws.
          Included in the State’s outstanding litigation are a number of cases challenging the legality or the adequacy of a variety of significant social welfare programs primarily involving the State’s Medicaid and mental health programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care that could require substantial increased financing of the litigated programs in the future.
          With respect to pending and threatened litigation, the State has reported liabilities of $538 million for awarded and anticipated unfavorable judgments. In addition, the State is party to other claims and litigation that its legal counsel has advised may result in possible adverse court decisions with estimated potential losses of approximately $379 million.
          Other considerations. The Tax-Free New York Fund is susceptible to political, economic or regulatory factors affecting issuers of New York municipal obligations. The information provided is only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State agencies in New York or contained in Official Statements for various New York municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.
          Special Investment Considerations Regarding Ohio Municipal Securities. A Fund that invests in Ohio (referred to herein as the “State” or New Jersey”) municipal securities is susceptible to political, economic, regulatory or other factors affecting issuers of Ohio municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of Ohio municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of Ohio municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of Ohio municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information.
          The summary below does not include all of the information pertaining to the economy, budget, receipts and disbursements of the State that would ordinarily be included in various public documents, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The creditworthiness of obligations issued by local Ohio issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within Ohio, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. The information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of Ohio municipal securities.
          Economic condition and outlook. Although manufacturing (including auto-related manufacturing) in Ohio remains an integral part of the State’s economy, the greatest growth in recent years has been in the non-manufacturing sectors. In 2009, Ohio’s economic output as measured by gross state product totaled $462.0 billion, 3.30% of the national gross product and eighth largest among the states. Ohio ranks fifth within the manufacturing sector as a whole ($73.2 billion) and third in durable goods ($42.0 billion). Ohio is the seventh largest exporting state with 2009 merchandise exports totaling $34.1 billion.
          The State’s overall unemployment rate is commonly somewhat higher than the national figure. For example, the reported average monthly State unemployment rates for 2007, 2008, 2009, and 2010 were 5.6%, 6.6%, 10.2%, and 10.1%, respectively, compared to national rates of 4.6%, 5.8%, 9.3%, and 9.6% , respectively. In 2011 the State’s monthly rates fluctuated above and below the national rates, and in December 2011, the State unemployment rate was 8.1% compared to the national rate of 8.5%.
          Payroll employment in Ohio increased in 2004 through 2006 and decreased in 2007 through 2010. Employment is shifting toward the service industry, with manufacturing employment decreasing. The “non-manufacturing” sector employs approximately 88% of all non-farm payroll workers in the State. While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and machinery, including electrical machinery. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State’s area devoted to farming and a significant portion of total employment in agribusiness.
          Ohio is the seventh most populous state. The Census count for 2010 was 11,536,504, up from 11,353,140 in 2000.
          Revenues and expenditures. Most State operations are financed through the General Revenue Fund (“GRF”). Personal income and sales-use taxes are the major sources of GRF tax revenue.

          The Ohio Office of Budget and Management (“OBM”) continually monitors and analyzes revenues and expenditures developments (including pending litigation) affecting both, and prepares a financial report summarizing its analysis at the end of each month.
          The 2010-11 biennial appropriations Act (the “2010-11 Act”) was approved on July 17, 2009. All necessary debt service and lease-rental payments related to State obligations for the entire 2010-11 biennium were fully appropriated for the three week interim period and under the final 2010-11 Act. Reflecting the final implementation of the restructuring of State taxes commenced in 2006-07 and a conservative underlying economic forecast, the 2010-11 Act provided for total GRF biennial appropriations of approximately $50.5 billion (a 3.8% decrease from the 2008-09 biennial expenditures) and total GRF biennial revenues of approximately $51.1 billion (a 4.2% decrease from the 2008-09 biennial revenues). Appropriations for major program categories compared to 2008-09 actual spending reflected increases of 3.4% for Medicaid (excluding American Recovery and Reinvestment Act of 2009 (“ARRA”) funding) and 0.7% for corrections and youth services; and decreases of 13.8% for mental health and development disabilities, 8.3% for higher education, and 5.15% for elementary and secondary education. The 2010-11 Act also included the restructuring of $736 million of fiscal years 2010 and 2011 GRF fund debt service into fiscal years 2012 through 2025.
          During fiscal year 2011, net assets of the State’s primary government increased by $2.6 billion and ended fiscal year 2011 with a balance of $22.8 billion. Net assets of the State’s component units increased by $1.4 billion and ended fiscal year 2011 with a balance of $13.8 billion.
          As of June 30, 2011, the General Fund’s fund balance was approximately $2.2 billion. The General Fund’s fund balance increased by $606.9 million (exclusive of a $3.8 million increase in inventories) or 37.6% during fiscal year 2011. The General Fund includes the State’s GRF as well as other funds, such as the budget stabilization fund and certain reimbursement-supported funds used for activities administered by State agencies and departments.
          Budget process. Consistent with the Ohio Constitution provision that no State appropriation may be made for a period longer than two years, the State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is effectively precluded by law from ending its July 1 to June 30 fiscal year or fiscal biennium in a deficit position. Most State operations are financed through the GRF, for which the personal income and sales use taxes are the major sources.
          Current State budget. The 2012-13 biennial appropriations Act (the “2012-13 Act”) was approved on June 30, 2011. To address the use of non-recurring funding sources in the 2010-11 biennium including amounts received under ARRA, the 2012-13 Act includes targeted spending cuts across most State agencies and major new Medicaid reform and cost containment measures. Reflecting tax law changes and a conservative underlying economic forecast, the 2012-13 Act provides for total GRF biennial appropriations of approximately $55.78 billion (an 11% increase from 2010-11 GRF biennial expenditures) and total GRF biennial estimated revenues of approximately $56.07 billion (a 6% increase from 2010-11 GRF revenues). GRF appropriations include a 30% increase for Medicaid (due in part to the absence of ARRA funding in the current biennium) and 3% for elementary an secondary educations; decreases of 9% for higher education and 8% for mental health and developmental disabilities; and flat funding for corrections and youth services. The 2012-13 Act also reflects the restructuring of $440 million of fiscal year 2012 general revenue fund debt service into fiscal years 2013 through 2025.
          Major new sources of revenues or expenditure savings reflected in the 2012-13 Act include:
•	Transfer of the States liquor sales system to JobsOhio, a nonprofit corporation created to promote economic development, job creation and retention, job training and the recruitment of business to the State. In consideration of this transfer, the 2012-13 Act reflects that the State anticipates receiving a $500 million one-time payment from JobsOhio in fiscal year 2012. With that transfer, the State will forgo annual deposits to the GRF from net liquor profits (those deposits totaled $153.0 million in fiscal year 2011). In 2011, a complaint was filed claiming the law authorizing the creation of JobsOhio, as amended by the 2012-13 Act, is an improper special act conferring corporate powers and that the State may not lend its aid and credit to JobsOhio. The court granted the State’s motions to dismiss the complaint based on lack of standing. On December 23, 2011, plaintiffs appealed the trial court’s ruling and the parties are awaiting a decision from the Court of Appeals.

•	Sale of a State-owned prison facility to private operators.

•	Reducing local government fund allocations by $111 million in fiscal year 2012 and $340 million in fiscal year 2013.

•	Reducing public library fund allocations resulting in expenditure reductions of $52.3 million in fiscal year 2012 and $102.8 million in fiscal year 2013.

•	Accelerated phase-out of reimbursement payments to local governments and school districts in connection with the elimination of the tangible personal property tax resulting in an increased share of the Commercial Activity Tax being deposited into the GRF (estimated at $293.5 million in fiscal year 2012 and $597.7 million in fiscal year 2013).

•	Accelerated phase-out of reimbursement payments to local governments and school districts for electric power generation deregulation and the entire natural gas deregulation resulting in a larger share of the kilowatt-hour tax and natural gas consumption tax being relocated to the GRF (estimated at $141.6 million in fiscal year 2012 and $147.4 million in fiscal year 2013).

•	$235 million from transfers to the GRF of unclaimed funds and from other non-GRF funds and $12 million from a tax amnesty program.
          Obligations of the State of Ohio. The incurrence or assumption of debt by the State without a popular vote is, with limited exceptions, prohibited by the State Constitution. The State may incur debt to cover casual deficits or to address failures in revenues or to meet expenses not otherwise provided for, but limited in amount to $750,000. The Constitution expressly precludes the State from assuming the debts of any county, city, town or township, or of any corporation. (An exception in both cases is for debts incurred to repel invasion, suppress insurrection, or defend the State in war.) The Constitution provides that “Except the debts above specified . . . no debt whatever shall hereafter be created by, or on behalf of the state.”
          By 19 constitutional amendments approved from 1921 to present, Ohio voters have authorized the incurrence of State general obligation debt and the pledge of taxes or excises to its payment, all related to the financing of capital facilities, except for four that funded bonuses for veterans, one that funded coal technology research and development, and one for research and development activities. Currently, tax supported general obligation debt of the State is authorized to be incurred for the following purposes: highways, local infrastructure, coal development, natural resources, higher education, common schools, conservation, research and development, site development, and veterans compensation. Although supported by the general obligation pledge, highway debt is also backed by a pledge of and has always been paid from the State’s motor fuel taxes and other highway user receipts that are constitutionally restricted in use to highway related purposes.
          A 1999 constitutional amendment provides an annual debt service “cap” applicable to future issuances of State direct obligations payable from the GRF or net State lottery proceeds. Generally, new obligations may not be issued if future fiscal year debt service on those new and the then outstanding bonds of those categories would exceed 5% of the total estimated GRF revenues plus net State lottery proceeds during the fiscal year of issuance. Application of the cap may be waived in a particular instance by a three-fifths vote of each house of the Ohio General Assembly and may be changed by future constitutional amendments.
          In addition to its issuance of highway bonds, the State has financed selected highway infrastructure projects by issuing bonds and entering into agreements that call for debt service payments to be made from federal transportation funds allocated to the State, subject to biennial appropriations by the General Assembly. The highest annual State payment under those agreements in the current or any future fiscal year is $173.1 million in fiscal year

2012. In the event of any insufficiency in the anticipated federal allocations to make payments on State bonds, the payments are to be made from any lawfully available moneys appropriated to Ohio Department of Transportation for the purpose.
          State agencies also have participated in buildings and equipment, information systems and non-highway transportation projects that have local as well as State use and benefit, in connection with which the State has entered into lease-purchase agreements with terms ranging from 7 to 20 years. Certificates of Participation (COPs) have been issued in connection with those agreements that represent fractionalized interests in and are payable from the State’s anticipated lease payments. The maximum annual payment from GRF appropriations under those existing agreements is $30.5 in fiscal year 2013 and the total GRF-supported principal amount outstanding is $186.4 million. Payments by the State are subject to biennial appropriations by the General Assembly with the lease terms subject to renewal if appropriations are made. The approval of the OBM Director and either the General Assembly or the state controlling board is required if COPs are to be publicly-offered in connection with those agreements.
          A statewide economic development program assists the financing of facilities and equipment for industry, commerce, research and distribution, including technology innovation, by providing loans and loan guarantees. The law authorizes the issuance of State bonds and notes secured by a pledge of portions of the State profits from liquor sales. The General Assembly has authorized the issuance of these obligations with a maximum of $630 million to be outstanding at any one time, of which not more than $84 million may be issued for eligible advanced energy projects and not more than $100 million may be issued for eligible logistics and distribution projects. The aggregate amount from the net liquor profit to be used in any fiscal year to pay debt service on these bonds may not exceed $63 million. Pursuant to constitutional authority, the State has issued $250 million of bonds or notes for revitalization purposes that are also payable from a separate, subordinate pledge of State liquor profits. The maximum annual debt service on all State bonds payable from State liquor profits is $51.1 million in fiscal year 2016.
          Certain State agencies issue revenue bonds that are payable from revenues from or relating to revenue producing facilities, such as those issued by the Ohio Turnpike Commission. By judicial interpretation, such revenue bonds do not constitute “debt” under the constitutional provisions described above. The Constitution authorizes State bonds for certain housing purposes (issued by the Ohio Housing Finance Agency) to which tax moneys may not be obligated or pledged.
          As of June 30, 2011, the State had $7.87 billion in general obligation bonds outstanding.
          Other issuers of Ohio municipal obligations. Legislation was enacted in 1996 to address school districts in financial straits. It is similar to similar legislation adopted in 1979 for municipal “fiscal emergencies” and “fiscal watch,” but is particularly tailored to certain school districts and their then existing or potential fiscal problems. There are currently eight school districts in fiscal emergency status and five in fiscal watch status. New legislation created a third, more preliminary, category of “fiscal caution.”
          For those municipalities that have faced significant financial problems, there are statutory procedures for a commission composed of State and local officials, and private sector members experienced in business and finance appointed by the Governor to monitor the fiscal affairs of the municipality. The municipality is required to develop a financial plan, subject to the approval of the commission, to eliminate deficits and cure any defaults. As of March 2012, twenty-three municipalities, including one county and two townships, are in “fiscal emergency” status, three municipalities are in “fiscal watch” status and three in “fiscal caution” status.
          At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and local taxing districts. The Constitution has since 1934 limited the amount of the aggregate levy of ad valorem property taxes on particular property, without a vote of the electors or municipal charter provision, to 1% of true value in money, and statutes limit the amount of that aggregate levy without a vote or charter provision to 10 mills per $1 of assessed valuation — commonly referred to in the context of Ohio local government finance as the “ten-mill limitation.”
          Bond ratings. The State’s general obligation bonds are rated AA+ by S&P and Aa1 by Moody’s (ratings confirmed as of March 1, 2012. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Ohio issuers may be unrelated to the creditworthiness of obligations issued by the State of Ohio, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.
          Legal proceedings. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings affecting the Department of Commerce, the Department of Transportation, and the Bureau of Workers’ Compensation. (described in the State’s recent financial statements). As of June 30, 2011, $26.8 million remains payable to the defendant in the Department of Transportation case and has been recorded as a liability in the State’s financial statements. Because of the prospective nature of the other proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the State’s financial position, or determine what impact, if any, such proceedings may have on the Fund.
          Other considerations. The Fund is susceptible to political, economic or regulatory factors affecting issuers of Ohio municipal obligations. The information provided is only a brief summary of the complex factors affecting the financial situation in Ohio and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State agencies in Ohio or contained in Official Statements for various Ohio municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.

APPENDIX B
RATINGS OF DEBT SECURITIES
          The following is a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch.
Moody’s Long-Term Debt Ratings
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk. A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Moody’s Short-Term Prime Rating System
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP (Not Prime)
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.

Moody’s MIG/VMIG US Short-Term Ratings
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (“MIG”) and are divided into three levels — MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.
The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.
Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.
          MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
          MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
          MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
          SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Standard & Poor’s Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:
•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Standard & Poor’s Short-Term Issue Credit Ratings
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity of the obligor to meet its financial commitment on the obligation.
B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.
Standard & Poor’s Municipal Short-Term Note Ratings Definitions
A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:
•	Amortization schedule — the larger final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.

Standard & Poor’s Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’)
The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard & Poor’s opinions and analysis do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.
Fitch Credit Rating Scales
Fitch Ratings’ credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.
A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.
Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.
Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

Fitch Long-Term Rating Scales
Issuer Credit Rating Scales
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (“IDRs”). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
          AAA: Highest credit quality.
‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
          AA: Very high credit quality.
‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
          A: High credit quality.
‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
          BBB: Good credit quality.
‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
          BB: Speculative.
‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
          B: Highly speculative.
‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
          CCC: Substantial credit risk.
Default is a real possibility.

          CC: Very high levels of credit risk.
Default of some kind appears probable.
          C: Exceptionally high levels of credit risk
Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.
          RD: Restricted default.
‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a coercive debt exchange on one or more material financial obligations.
          D: Default.
‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.
Fitch Short-Term Rating Scales
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
          F1: Highest short-term credit quality.
Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
          F2: Good short-term credit quality.
Good intrinsic capacity for timely payment of financial commitments.
          F3: Fair short-term credit quality.
The intrinsic capacity for timely payment of financial commitments is adequate.
          B: Speculative short-term credit quality.
Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
          C: High short-term default risk.
Default is a real possibility.
          RD: Restricted default.
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
          D: Default.
Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX C
STRATEGIC TRANSACTIONS; OPTIONS AND FUTURES
          This appendix provides additional information about the investment policies and restrictions for some of the Funds. Capitalized terms not otherwise defined herein are used as defined in the Fund’s original prospectus, as amended. References herein to the “Prospectus” should be read as references to the Fund’s original prospectus, as amended.
Invesco Van Kampen California Value Municipal Income Trust (VCV), Invesco Van Kampen Select Sector Municipal Trust (VKL) and Invesco Van Kampen Massachusetts Value Municipal Income Trust (VMV)
Strategic Transactions
          The Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all the above are referred to as “Strategic Transactions.” Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio resulting from securities markets fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Strategic Transactions, other than Strategic Transactions involving financial futures and options thereon, may also be used to enhance potential gain. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.
          Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts and the sale of options thereon would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or gains realized or deemed to be earned or realized, if any, by the Fund from engaging in Strategic Transactions generally will be taxable income of the Fund. Such income will be allocated to both the Common Shares and the Preferred Shares on a pro rata basis. The Strategic Transactions that the Fund may use and some of their risks are described more fully below.
          The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates), to manage the effective maturity or duration of securities or portfolios or to enhance potential gain. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.
          Strategic Transactions. In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, interest rate indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called “Strategic Transactions”). Presently, options on municipal securities are traded exclusively over-the-counter, although if options on municipal securities were to be listed for trading on a national securities exchange the Fund might trade in such exchange-listed options. Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio resulting from securities markets fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio, or to establish a position as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund’s assets will be committed to Strategic Transactions entered into for non-hedging or risk management purposes. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.
          Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts and the sale of options thereon would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or gains realized or deemed to be earned or realized, if any, by the Fund from engaging in Strategic Transactions generally will be taxable income of the Fund. Such income will be allocated to both the Common Shares and the Preferred Shares on a pro rata basis.
          General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under “Use of Segregated and Other Special Accounts.”
          A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index or other instrument at the exercise price. For instance, the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options (“OTC options”). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.
          With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, to the extent the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
          The Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to the particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.
          The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price movements can take place in the underlying markets that cannot be reflected in the option markets.
          OTC options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct bilateral agreements with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are set by negotiation of the parties. The Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the Counterparty to buy back the option at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.
          Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must access the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as “primary dealers”, broker-dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of A-l from S&P or P-l from Moody’s Investor Services (“Moody’s”) or any equivalent rating from any other nationally recognized statistical rating organization (“NRSRO”). The staff of the Securities and Exchange Commission currently takes the position that assets used as cover or segregated in connection with the amount of the Fund’s obligation pursuant to certain OTC options are illiquid.
          If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund’s income. The sale of put options can also provide income.
          The Fund may purchase and sell call options on municipal securities and other financial instruments that the adviser believes have a high degree of correlation to the municipal securities which the Fund may purchase, including U.S. Treasury and agency securities, mortgage-backed securities and Eurodollar instruments that are traded on U.S. securities exchanges and in the over-the-counter markets and related futures on such securities. All calls sold by the Fund must be “covered” or must meet the asset segregation requirements described below as long as the call is outstanding (i.e., the Fund must own the securities or futures contract subject to the call). Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Fund to hold a security which it might otherwise have sold.
          The Fund may purchase and sell put options that relate to municipal securities and other financial instruments that the Adviser believes have a high degree of correlation to the municipal securities which the Fund may purchase, including U.S. Government Securities, mortgage-backed securities, and Eurodollar instruments (whether or not it holds the above securities in its portfolio) or futures on such securities. The Fund will not sell put options if, as a result, more than 50% of the Fund’s assets would be required to be segregated to cover its potential obligations under its hedging, duration management, risk management, and other Strategic Transactions other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.
          General Characteristics of Futures. The Fund may purchase and sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate movements for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract.
          The Fund’s use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging (including duration management), risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 5% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position will be offset prior to settlement and that delivery will not occur.
          The Fund will not enter into a futures contract or related option (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund’s net assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Certain state securities laws to which the Fund may be subject may further restrict the Fund’s ability to engage in transactions in futures contracts and related options. The segregation requirements with respect to futures and options thereon are described below.
          Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices, including indices based upon municipal securities to the extent that an active market exists or develops, and, in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.
          Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and any combination of futures and options transactions (“component” transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.
          Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.
          The Fund may enter into swaps, caps, floors or collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
          Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”). Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
          Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the Fund’s custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the underlying securities without additional consideration) or to segregate liquid high grade assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.
          OTC options entered into by the Fund, including those on securities, financial instruments or indices, OCC issued and exchange listed index options, swaps, caps, floors and collars will generally provide for cash settlement. As a result, with respect to these instruments the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts generally will equal 100% of the exercise price in the case of a put, or the in-the-money amount in the case of a call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, if any, will be treated the same as other options settling with physical delivery.
          In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or other acceptable assets.
          With respect to swaps entered into on a net basis, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund’s net obligation, if any.
          Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required; but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.
          The Fund’s activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.
Invesco Van Kampen High Income Trust II (VLT)
Investment Practices
          In connection with the Fund’s investment objective and policies, the Fund may: purchase and sell options on fixed-income securities and on indices based on fixed-income securities to the extent a market in any such indices exists or develops and engage in interest rate and other hedging transactions. These investment practices entail risks. The Adviser may use some or all of the following hedging and risk management practices when their use appears appropriate. Although the Adviser believes that these investment practices may further the Fund’s investment objective, no assurance can be given that these investment practices will achieve this result. If the Fund issues Senior Securities and seeks to obtain a rating of the Senior Securities, the rating service issuing such rating may, as a condition thereof, impose asset coverage or other requirements compliance with which may restrict the Fund’s ability to engage in these investment practices. The Fund anticipates the imposition of some such restrictions in connection with obtaining a rating of the Preferred Shares. The Fund cannot predict what, if any, additional requirements may be imposed by such rating service in connection with its rating of any Senior Securities other than the anticipated requirements in connection with seeking a rating of the Preferred Shares.
          Securities Options Transactions. The Fund may invest in options on fixed-income securities. Such options may be traded over-the- counter or on a national securities exchange. In general, the Fund may purchase and sell (write) options on up to 25% of its assets. The SEC requires that obligations of investment companies such as the Fund, in connection with option sale positions, must comply with certain segregation or coverage requirements which are more fully described below. No limitation exists on the amount of the Fund’s assets which can be used to comply with such segregation or cover requirements.
          A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security at the agreed upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Option contracts may be written with terms which would permit the holder of the option to purchase or sell the underlying security only upon the expiration date of the option.
          The Fund may purchase put and call options in hedging transactions to protect against a decline in the market value of the securities in the Fund’s portfolio (e.g., by the purchase of a put option) and to protect against an increase in the cost of fixed-income securities that the Fund may seek to purchase in the future (e.g., by the purchase of a call option). In the event the Fund purchases put and call options, paying premiums therefor, and price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, then to the extent such underlying securities correlate in value to the Fund’s portfolio securities, losses of the premiums paid may be offset by an increase in the value of the Fund’s portfolio securities (in the case of a purchase of put options) or by a decrease in the cost of acquisition of securities by the Fund (in the case of a purchase of call options).
          The Fund may also sell put and call options as a means of increasing the yield on the Fund’s portfolio and as a means of providing limited protection against decreases in market value of the Fund’s portfolio. When the Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price; therefore the Fund will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the

Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.
          Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and a risk exists of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker, which information is monitored carefully by the Adviser and verified in appropriate cases.
          Generally the Fund’s policy, in order to avoid the exercise of an option sold by it, will be to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or to purchasing (in the case of a put option) the underlying securities is determined to be in the Fund’s interest. A closing purchase transaction consists of the Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of cancelling the Fund’s position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by the Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund’s portfolio turnover rate will increase, which would cause the Fund to incur additional brokerage expenses.
          During the option period the Fund, as a covered call writer, gives up the potential appreciation above the exercise price should the underlying security rise in value, and the Fund, as a secured put writer, retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being “called away” at the strike price of the option which may be substantially below the fair market value of such security. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being “put to” the writer at the strike price of the option which may be substantially in excess of the fair market value of such security. If a covered call option or a secured put option expires unexercised, the writer realizes a gain, and the buyer a loss, in the amount of the premium.
          To the extent that an active market exists or develops, whether on a national securities exchange or over-the-counter, in options on indices based upon fixed-income securities, the Fund may purchase and sell options on such indices, subject to the limitation that the Fund may purchase and sell options on up to 25% of its assets. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the strike price of the option.
          Price movements in securities which the Fund owns or intends to purchase will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option which is not offset completely by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities.
          Interest Rate and Other Hedging Transactions. In order to seek to protect the value of its portfolio securities against declines resulting from changes in interest rates or other market changes, the Fund may enter into various hedging transactions, such as financial futures contracts and related options contracts.
          The Fund may enter into various interest rate hedging transactions using financial instruments with a high degree of correlation to the securities which the Fund may purchase for its portfolio, including interest rate futures contracts in such financial instruments and interest rate related indices, put and call options on such futures contracts and on such financial instruments. The Fund expects to enter into these transactions to “lock in” a return or spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies. Financial futures and options contracts and the risks attendant to the Fund’s use thereof are described more completely below.
          The Fund will not engage in the foregoing transactions for speculative purposes, but only as a means to hedge risks associated with management of the Fund’s portfolio. Typically, investment in these contracts requires the Fund to deposit with the applicable exchange or other specified financial intermediary as a good faith deposit for its obligations, known as “initial margin,” an amount of cash or specified debt securities which initially is 1%-15% of the face amount of the contract and which thereafter fluctuates on a periodic basis as the value of the contract fluctuates. Thereafter, the Fund must make additional deposits equal to any net losses due to unfavorable price movements of the contract and will be credited with an amount equal to any net gains due to favorable price movements. These additional deposits or credits are calculated and required daily and are known as “variation margin.”
          The SEC generally requires that when an investment company, such as the Fund, effects transactions of the foregoing nature, such a fund either must segregate cash or high quality, readily marketable portfolio securities with its custodian in the amount of its obligations under the foregoing transactions or must cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements. No limitation exists as to the percentage of the Fund’s assets which may be segregated in connection with such transactions.
          The Fund will not enter into a futures contract or related option if, immediately after such investment, the sum of the amount of its initial margin deposits and premiums on open contracts and options would exceed 5% of the Fund’s total assets at current value. The Fund, however, may invest more than such amount in the future if it obtains authority to do so from the appropriate regulatory agencies without rendering the Fund a commodity pool operator or adversely affecting its status as an investment company for federal securities law or income tax purposes.
          All of the foregoing transactions present certain risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund’s securities. In addition, these instruments may not be liquid in all circumstances and are closed out generally by entering into offsetting transactions rather than by disposing of the obligations. As a result, in volatile markets, the Fund may not be able to close out a transaction without incurring losses. Although the contemplated use of those contracts should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these contracts could tend to limit any potential gain which might result from an increase in the value of such security. Finally, the daily deposit requirements for futures contracts create an ongoing greater potential financial risk than do option purchase transactions, where the exposure is limited to the cost of the premium for the option.
          Successful use of futures contracts and options thereon by the Fund is subject to the ability of the Adviser to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. If the Adviser’s expectations are not met, the Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.
          In addition to engaging in transactions utilizing options on futures contracts, the Fund may purchase put and call options on securities and, as developed from time to time, on interest indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value or if an asset the Fund has the option to sell increases in value.
          The Fund also may enter into various other hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.
          The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability- based basis, depending on whether it is hedging its assets or its liabilities, and will enter usually into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith risk management purposes, the Adviser and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its investment restrictions on borrowing. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. The creditworthiness of firms with which the Fund enters into interest rate swaps, caps or floors will be monitored on an ongoing basis by the Adviser pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board of Trustees of the Fund. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
          New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and the Fund may invest in any such options, contracts and products as may be developed to the extent consistent with its investment objective and the regulatory requirements applicable to investment companies.
Options and Futures
          General. The Fund may engage in futures and options transactions in accordance with its investment objective and policies. The Fund intends to engage in such transactions if it appears advantageous to the Adviser to do so in order to pursue its investment objective, to hedge against the effects of market conditions and to stabilize the value of its assets. The use of futures and options, and the possible benefits and attendant risks are discussed below, along with information concerning certain other investment policies and techniques.
          Financial Futures Contracts. The Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which the Fund holds or intends to purchase. A “sale” of a futures contract means the undertaking of a contractual obligation to deliver the securities, or the cash value of an index, called for by the contract at a specified price during a specified delivery period. A “purchase” of a futures contract means the undertaking of a contractual obligation to acquire the securities, or cash value of an index, at a specified price during a specified delivery period. At the time of delivery in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.
          Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery without having to make or take delivery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same period. Such a transaction cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. Futures contracts entail risks. If the Adviser’s judgment about the general direction of securities markets or interest rates is wrong, the Fund’s overall performance may be poorer than if the Fund had not entered into such contracts.
          There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, because from the point of view of speculators, the margin requirements in the futures market may be less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Adviser may still not result in a successful hedging transaction. If this should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio securities.
          Options on Financial Futures Contracts. The Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.
          Options on Securities. The Fund may write covered call options so long as it owns securities which are acceptable for escrow purposes and may write secured put options, which means that so long as the Fund is obligated as a writer of a put option, it will invest an amount, not less than the exercise price of the put option, in eligible securities. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Fund may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a benchmark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security’s price below the exercise price, less the amount paid for the option. At times the Fund may wish to establish a position in a security upon which call options are available. By purchasing a call option on such security the Fund would be able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.
          Options on Securities Indices. The Fund also may purchase and write call and put options on securities indices. Through the writing or purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities (which require, upon exercise, delivery of the underlying security), all settlements of options on securities indices, upon exercise thereof, are in cash, and the gain or loss on an option on an index depends on price movements in the market generally (or in a particular industry or segment of the market on which the underlying index base) rather than price movements in individual securities, as is the case with respect to options on securities.
          When the Fund writes an option on a securities index. it will be required to deposit with its custodian eligible securities equal in value to 100% of the exercise price in the case of a put, or the contract’s value in the case of a call. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.
          Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.
          Over-the-Counter Options. As previously indicated in this Prospectus (see “Investment Practices–Securities Options Transactions”), the Fund may deal in OTC options. The Fund understands the position of the staff of the SEC to be that purchased OTC options and the assets used as “cover” for written OTC options are illiquid securities. The Fund and the Adviser disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. As also indicated in this Prospectus, the Fund has adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the Fund’s portfolio.
          As part of these procedures the Fund will only engage in OTC options transactions with primary dealers that have been specifically approved by the Board of Trustees of the Fund. The Fund and its Adviser believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to the Fund. The Fund anticipates entering into written agreements with those dealers to whom the Fund may sell OTC options, pursuant to which the Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no action letters published by the SEC staff. The Fund will not engage in OTC options transactions if the amount invested by the Fund in OTC options plus, with respect to OTC options written by the Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Fund in illiquid securities, would exceed 20% of the Fund’s total assets.
          Regulatory Restrictions. To the extent required to comply with applicable SEC releases and staff positions, when purchasing a futures contract or writing a put option, the Fund will maintain, in a segregated account, cash or liquid high-grade securities equal to the value of such contracts.
          To the extent required to comply with Commodity Futures Trading Commission Regulations and avoid “commodity pool operator” status, the Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open options on futures would exceed 5% of the Fund’s total assets. The Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.
          Accounting and Tax Considerations. When the Fund writes an option, an amount equal to the premium received by it is included in the Fund’s Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option.
          In the case of a regulated futures contract purchased or sold by the Fund, an amount equal to the initial margin deposit is recorded as an asset. The amount of the asset is subsequently adjusted to reflect changes in the amount of the deposit as well as changes in the value of the contract.
          Certain listed options and futures contracts are considered “section 1256 contracts” for federal income tax purposes. In general, gain or loss realized by the Fund on section 1256 contracts will be considered 60% long term and 40% short term capital gain or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and at October 31 for purposes of calculating the excise tax) will be “marked to market”, that is, treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. The Fund can elect to exempt its section 1256 contracts which are part of a “mixed straddle” (as described below) from the application of section 1256.
          Gain or loss realized by the Fund upon the expiration or sale of certain over-the-counter put and call options held by the Fund will be either long term or short term capital gain or loss depending upon the Fund’s holding period with respect to such option. However, gain or loss realized upon the expiration or closing out of such options that are written by the Fund will be treated as short term capital gain or loss. In general, if the Fund exercises an option, or an option that the Fund has written is exercised, gain or loss on the option will not be separately recognized, but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.
          Any security, option or futures contract, delayed delivery transaction, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a “straddle” for federal income tax purposes. A straddle of which at least one, but not all, of the positions are section 1256 contracts will constitute a “mixed straddle”. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until such position is disposed of; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short term capital gain rather than long term capital gain); and that losses recognized with respect to certain straddle positions, that would otherwise constitute short term capital losses, be treated as long term capital losses. Different elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.
Invesco Van Kampen Municipal Trust (VKQ), Invesco Van Kampen Trust for Value Municipals (VIM) and Invesco Van Kampen Ohio Quality Municipal Trust (VOQ)
Options and Futures
          General. The Fund may engage in futures and options transactions in accordance with its investment objective and policies. The Fund intends to engage in such transactions if it appears advantageous to the Adviser to do so in order to pursue its investment objective, to hedge against the effects of market conditions and to stabilize the value of its assets. The use of futures and options, and the possible benefits and attendant risks are discussed below, along with information concerning certain other investment policies and techniques.
          In connection with the investment objective and policies described above, the Fund may engage in interest rate and other hedging and risk management transactions; and purchase and sell options on municipal securities and on indices based on municipal securities. These investment practices entail risks. The Adviser may use some or all of the following hedging and risk management practices when their use appears appropriate. Although the Adviser believes that these investment practices may further the Fund’s investment objective, no assurance can be given that these investment practices will achieve this result.

          Securities Options Transactions. The Fund may invest in options on municipal securities. Such options are traded over-the-counter, although if options on municipal securities were to be listed for trading on a national securities exchange the Fund may trade in exchange-listed options. In general, the Fund may purchase and sell ( write) options on up to 20% of its assets. The Securities and Exchange Commission (the “SEC”) requires that obligations of investment companies such as the Fund, in connection with options sale positions, must comply with certain segregation or cover requirements which are more fully described below. There is no limitation on the amount of the Fund’s assets which can be used to comply with such segregation or cover requirements.
          A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Option contracts may be written with terms which would permit the holder of the option to purchase or sell the underlying security only upon the expiration date of the option.
          The Fund may purchase put and call options in hedging transactions to protect against a decline in the market value of municipal securities in the Fund’s portfolio (e.g., by the purchase of a put option) and to protect against an increase in the cost of fixed income securities that the Fund may seek to purchase in the future (e.g., by the purchase of a call option). In the event the Fund purchases put and call options, paying premiums therefor, and price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, to the extent such underlying securities correlate in value to the Fund’s portfolio securities, losses of the premiums paid may be offset by an increase in the value of the Fund’s portfolio securities (in the case of a purchase of put options) or by a decrease in the cost of acquisition of securities by the Fund (in the case of a purchase of call options).
          The Fund may also sell put and call options as a means of increasing the yield on the Fund’s portfolio and also as a means of providing limited protection against decreases in market value of the Fund’s portfolio. When the Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the option holder purchases the underlying security at the strike price and the Fund does not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.
          Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored by the Adviser and verified in appropriate cases. The Fund may be required to treat certain of its OTC options transactions as illiquid securities as described below.
          It will generally be the Fund’s policy, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund’s interest to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying securities. A closing purchase transaction consists of the Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of cancelling the Fund’s position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by the Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund’s portfolio turnover rate will increase, which would cause the Fund to incur additional brokerage expenses.
          During the option period the Fund, as a covered call writer, gives up the potential appreciation above the exercise price should the underlying security rise in value, and the Fund, as a secured put writer, retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being “called away” at the strike price of the option which may be substantially below the fair market value of such security. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being “put to” the writer at the strike price of the option which may be substantially in excess of the fair market value of such security. If a covered call option or a secured put option expires unexercised, the writer realizes a gain, and the buyer a loss, in the amount of the premium.
          To the extent that an active market exists or develops, whether on a national securities exchange or over-the-counter, in options on indices based upon municipal securities, the Fund may purchase and sell options on such indices, subject to the limitation that the Fund may purchase and sell options on up to 20% of its assets. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the strike price of the option.
          Price movements in securities which the Fund owns or intends to purchase will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option which is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities.
          Income earned or deemed to be earned, if any, by the Fund from transactions in securities options will be taxable income of the Fund. Under a revenue ruling issued by the Service, the Fund is required to allocate net capital gains and other taxable income, if any, among Common Shares and Preferred Shares on a pro rata basis for the year in which such net capital gains or other taxable income is realized. For a further discussion of certain characteristics of options and risks associated with options transaction, see below.
          Interest Rate and Other Hedging Transactions. In order to seek to protect the value of its portfolio securities against declines resulting from changes in interest rates or other market changes, the Fund may enter into various hedging transactions, such as financial futures contracts and related options contracts.
          The Fund may enter into various interest rate hedging transactions using financial instruments with a high degree of correlation to the municipal securities which the Fund may purchase for its portfolio, including interest rate futures contracts in such financial instruments (e.g., futures contracts on U.S. Treasury securities) and interest rate related indices (e.g., municipal bond indices), put and call options on such futures contracts and on such financial instruments. The Fund expects to enter into these transactions to “lock in” a return or spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar weighted average duration of the Fund’s portfolio. Financial futures and options contracts and the risks attendant to the Fund’s use thereof are more completely described below. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund’s portfolio securities. The Adviser currently actively manages approximately $[ ] billion of assets for mutual funds and closed-end management investment companies, the majority of which is invested in fixed-income instruments, and actively utilizes various hedging techniques in connection therewith. The Fund believes that the Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions.
          The Fund will not engage in the foregoing transactions for speculative purposes, but only as a means to hedge risks associated with management of the Fund’s portfolio. Typically, investments in futures contracts and sales of futures options contracts require the Fund to deposit in a custodial account a good faith deposit, known as “initial margin,” in connection with its obligations in an amount of cash or specified debt securities which generally is equal to 1%-15% of the face amount of the contract, which initial margin requirement may be revised periodically by the applicable exchange as the volatility of the contract fluctuates. Thereafter, the Fund must make additional deposits with the applicable financial intermediary equal to any net losses due to unfavorable price movements of the contract, and will be credited with an amount equal to any net gains due to favorable price movements. These additional deposits or credits are calculated and required daily and are known as “variation margin.”
          The SEC generally requires that when investment companies, such as the Fund, effect transactions of the foregoing nature, such funds must either segregate cash or high quality, readily marketable portfolio securities with its custodian or financial intermediary in the amount of its obligations under the foregoing transactions, or cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements. There is no limitation as to the percentage of the Fund’s assets which may be segregated with respect to such transactions.
          The Fund will not enter into a futures contract or related option, if, immediately after such investment, the sum of the amount of its initial margin deposits and premiums on open contracts and options would exceed 5% of the Fund’s total assets at current value. The Fund may, however, invest more than such amount in the future if it obtains authority to do so from the appropriate regulatory agencies without rendering the Fund a commodity pool operator or adversely affecting its status as an investment company for federal securities law or income tax purposes.
          All of the foregoing transactions present certain risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the securities being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund’s securities. In addition, these instruments may not be liquid in all circumstances and generally are closed out by entering into offsetting transactions rather than by delivery or cash settlement at maturity. As a result, in volatile markets, the Fund may not be able to close out a transaction without incurring losses. Although the contemplated use of those contracts should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these contracts could tend to limit any potential gain which might result from an increase in the value of such security. Finally, the daily deposit requirements for futures contracts and sales of futures options contracts create an ongoing greater potential financial risk than do option purchase transactions, where the exposure is limited to the cost of the premium for the option.
          Successful use of futures contracts and options thereon by the Fund is subject to the ability of the Adviser to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. If the Adviser’s expectations are not met, the Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.
          In addition to engaging in transactions utilizing options on futures contracts, the Fund may purchase put and call options on securities and, as developed from time to time, on interest indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value or if an asset the Fund has the option to sell increases in value.
          To the extent permitted by applicable regulatory authority, the Fund also may enter into various other hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount (the reference amount with respect to which interest obligations are determined, although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into swaps, caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.
          Inasmuch as these hedging transactions are entered into for good-faith risk management purposes, the Adviser and the Fund believe such obligations do not constitute senior securities. The staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the staff, the Fund will either treat swaps, caps and floors as being subject to its senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the staff has expressed a position with respect to swaps, caps and floors, the Fund intends to engage in swaps, caps and floors, if at all, in a manner consistent with such position. The Fund will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be designated on the Fund’s books. If the Fund enters into a swap on other than a net basis, the Fund will designate on the Fund’s books the full amount of the Fund’s obligations under each such swap. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Adviser, pursuant to procedures adopted and reviewed on an ongoing basis by the Board of Trustees, to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased. Payments received on transactions in swaps, caps or floors will generally constitute taxable income or gains to the Fund.
          New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and the Fund may invest in any such options, contracts and products as may be developed to the extent consistent with its investment objective and the regulatory requirements applicable to investment companies.
          Income earned or deemed to be earned, if any, by the Fund from its hedging activities, will be taxable income of the Fund. Such income will be allocated to both the Common Shares and the Preferred Shares.
          Financial Futures Contracts. The Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which the Fund holds or intends to purchase. A “sale” of a futures contract means the undertaking of a contractual obligation to deliver the securities, or the cash value of an index, called for by the contract at a specified price during a specified delivery period. A “purchase” of a futures contract means the undertaking of a contractual obligation to acquire the securities, or cash value of an index, at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.
          Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery without having to make or take delivery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same period. Such a transaction cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. Futures contracts entail risk. If the Adviser’s judgment about the general direction of securities markets or interest rates is wrong, the Fund’s overall performance may be poorer than if the Fund had not entered into such contracts.
          There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, because from the point of view of speculators, the margin requirements in the futures market may be less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Adviser may still not result in a successful hedging transaction. If this should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio securities.
          Options on Financial Futures Contracts. The Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period specified in the terms of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.
          Options on Securities. The Fund may write covered call options so long as it owns securities which are acceptable for escrow purposes and may write secured put options, which means that so long as the Fund is obligated as a writer of a put option, it will invest an amount, not less than the exercise price of the put option, in eligible securities. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the period specified in the terms of the option. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the period specified in the terms of the option. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Fund may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a benchmark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security’s price below the exercise price, less the amount paid for the option. At times the Fund may wish to establish a position in a security upon which call options are available. By purchasing a call option on such security the Fund would be able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.
          Options on Securities Indices. The Fund also may purchase and write call and put options on securities indices. Through the writing or purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities (which require, upon exercise, delivery of the underlying security), settlements of options on securities indices, upon exercise thereof, are in cash, and the gain or loss on an option on an index depends on price movements in the market generally (or in a particular industry or segment of the market on which the underlying index base) rather than price movements in individual securities, as is the case with respect to options on securities.
          When the Fund writes an option on a securities index, it will be required to deposit with its custodian eligible securities equal in value to 100% of the exercise price in the case of a put, or the contract’s value in the case of a call. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.
          Options on securities and index options involve risks similar to those risks relating to transactions in financial futures described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.
          Over-the-Counter Options. As previously indicated in this Prospectus (see “Investment Practices–Securities Options Transactions”), the Fund may deal in OTC options. The Fund understands the position of the staff of the SEC to be that purchased OTC options and the assets used as “cover” for written OTC options arc illiquid securities. The Fund and the Adviser disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Fund has adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the Fund’s portfolio.
          As part of these procedures the Fund will only engage in OTC options transactions with respect to U.S. government securities with primary dealers that have been specifically approved by the Board of Trustees of the Fund. The Fund will engage in OTC options transactions with respect to municipal securities only with dealers that have been specifically approved by the Board of Trustees. The Fund and its Adviser believe that the approved dealers should be agreeable and able to enter into closing transactions as necessary and, therefore, present minimal credit risks to the Fund. The Fund anticipates entering into written agreements with those dealers to whom the Fund may sell OTC options, pursuant to which the Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price with respect to U.S. government securities determined pursuant to a formula set forth in certain no action letters published by the SEC staff. The Fund will not engage in OTC options transactions if the amount invested by the Fund in OTC options, plus, with respect to OTC options written by the Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund’s total assets. OTC options on securities other than U.S. government securities, including options on municipal securities, may not be within the scope of such letters and, accordingly, the amount invested by the Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. government securities will be treated as illiquid and subject to the 15% limitation on the Fund’s assets which may be invested in illiquid securities.
          Regulatory Restrictions. To the extent required to comply with applicable SEC releases and staff positions, when purchasing a futures contract or writing a put option, the Fund will designate on the Fund’s books cash or liquid high-grade securities equal to the value of such contracts.
          To the extent required to comply with Commodity Futures Trading Commission Regulations and avoid “commodity pool operator” status, the Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open options on futures would exceed 5% of the Fund’s total assets. The Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.
          Accounting and Tax Considerations. When the Fund writes an option, an amount equal to the premium received by it is included in the Fund’s Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option.
          In the case of a regulated futures contract purchased or sold by the Fund, an amount equal to the initial margin deposit is recorded as an asset. The amount of the asset is subsequently adjusted to reflect changes in the amount of the deposit as well as changes in the value of the contract.
          Certain listed options and futures contracts are considered “section 1256 contracts” for Federal income tax purposes. In general, gain or loss realized by the Fund on section 1256 contracts will be considered 60% long term and 40% short term capital gain or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and at October 31 for purposes of calculating the excise tax) will be “marked to market”, that is, treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. The Fund can elect to exempt its section 1256 contracts which are part of a “mixed straddle” (as described below) from the application of section 1256.
          Gain or loss realized by the Fund upon the expiration or sale of certain over-the-counter put and call options held by the Fund will be either long term or short term capital gain or loss depending upon the Fund’s holding period with respect to such option. However, gain or loss realized upon the expiration or closing out of such options that are written by the Fund will be treated as short term capital gain or loss. In general, if the Fund exercises an option, or an option that the Fund has written is exercised, gain or loss on the option will not be separately recognized, but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.
          Any security, option or futures contract, delayed delivery transaction, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a “straddle” for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts will constitute a “mixed straddle”. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until such position is disposed of; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short term capital gain rather than long term capital gain); and that losses recognized with respect to certain straddle positions, that would otherwise constitute short term capital losses, be treated as long term capital losses. Different elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

APPENDIX D
PROXY VOTING POLICIES

D-1

APPENDIX E
MANAGEMENT FEES

E-1

APPENDIX F
ADMINISTRATIVE SERVICES FEES

F-1

APPENDIX G
PORTFOLIO MANAGERS

G-1

APPENDIX H
BROKERAGE COMMISSIONS

H-1

APPENDIX I
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF
REGULAR BROKERS OR DEALERS

I-1

PART C
OTHER INFORMATION
Item 15. Indemnification.
(a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his officer by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trail-type inquiry) that he did not engage in such conduct: (A) by vote of a majority of the Disinterested Trustees acting on the matter (provided that majority of the Disinterested Trustees then in office act on the matter); or (B) by written opinion of independent legal counsel.
(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators, and assigns of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.
(d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trail-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification. As used in this Section 5.3, a “Disinterested Trustee” is one (i) who is not an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.
Item 16. Exhibits.
(1)	Copies of the charter of the Registrant as now in effect;
(a)	Declaration of Trust dated July 19,1991 will be filed by amendment.

(b)	Amended and Restated to the Declaration of Trust dated August 20, 1991 will be filed by amendment.

(c)	Amended and Restated to the Declaration of Trust dated September 17, 1991 will be filed by amendment.

(d)	Amendment to the Declaration of Trust dated December 29, 1995 will be filed by amendment.

(e)	Amendment to the Declaration of Trust dated August 6, 1998 will be filed by amendment.

(f)	Amendment to the Declaration of Trust dated July 11, 2003 will be filed by amendment.

(g)	Amendment to the Declaration of Trust dated June 15, 2004 will be filed by amendment.

(h)	Amendment to the Declaration of Trust dated October 3, 2007 will be filed by amendment.

(i)	Amendment to the Declaration of Trust dated May 19, 2010 will be filed by amendment.
(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;
(a)	Amended and Restated Bylaws dated May 19, 2010 will be filed by amendment.
(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant; Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
(a)	Form of Agreement and Plan of Redomestication by and among the Registrant will be filed by amendment.

(b)	Form of Agreement and Plan of Merger by and among the Registrant will be filed by amendment.
(5)	Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;
(a)	Article VI, Section 6.8 of the Declaration of Trust.

(b)	Section 3.6 of the Amended and Restated Bylaws.
(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
(a)	Master Investment Advisory Agreement, dated June 1, 2010, between the Registrant and Invesco Advisers, Inc. is incorporated into this filing by reference to the Registrant’s Form NSAR-B filed on December 29, 2010.

(b)	Master Intergroup Sub-Advisory Contract for Mutual Funds, dated June 1, 2010 between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. Is incorporated into this filing by reference to the Registrant’s Form NSAR-B filed on December 29, 2010.
(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

Not applicable.

(8)	Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;
(a)	Amended and Restated Master Custodian Contract, dated June 1, 2010, between Registrant and State Street Bank and Trust Company is incorporated into this filing by reference to Post-Effective Amendment No. 97 to AIM Investment Funds (Invesco Investment Funds)’s registration statement filed on July 16, 2010.
(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by the Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

Not applicable.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;
(a)	Consent of Stradley Ronon Stevens & Young, LLP is filed herewith.

(b)	Opinion of Stradley Ronon Stevens & Young, LLP will be filed by amendment.
(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;
(a)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by amendment.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(a)	Memorandum of Agreement, regarding expense limitations, dated November 16, 2010, between Registrant (on behalf of certain Funds) and Invesco Advisers, Inc. is incorporated into this filing by reference to the Registrant’s Form NSAR-BT filed on April 29, 2011.
(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of [__________], the Registrant’s independent registered public accountant, will be filed by amendment.
(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
(a)	Powers of Attorney for Colin Meadows, David C. Arch, Jerry D. Choate, Wayne W. Whalen, Linda Hutton Heagy, Rodney F. Dammeyer, R. Craig Kennedy, Howard J Kerr, Jack E. Nelson, Suzanne H. Woolsey, Hugo F. Sonnenschein is filed herewith.
(17)	Any additional exhibits which the Registrant may wish to file.
(a)	Form of Proxy Cards relating to Special Meeting of Shareholders are filed herewith.
Item 17. Undertakings.
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145C], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filled under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed will be filed by Post-Effective Amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 5th day of April, 2012.

Registrant: Invesco Van Kampen Municipal Trust
By:	/s/ Colin Meadows
Colin Meadows, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Colin Meadows	Trustee & President	April 5, 2012
(Colin Meadows)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	April 5, 2012
(David C. Arch)

/s/ Jerry D.Choate*	Trustee	April 5, 2012
(Jerry D.Choate)

/s/ Wayne M. Whalen*	Trustee & Chair	April 5, 2012
(Wayne M. Whalen)

/s/ Linda Hutton Heagy*	Trustee	April 5, 2012
(Linda Hutton Heagy)

/s/ Rodney F. Dammeyer*	Trustee	April 5, 2012
(Rodney F. Dammeyer)

/s/ R. Craig Kennedy*	Trustee	April 5, 2012
(R. Craig Kennedy)

/s/ Howard J Kerr *	Trustee	April 5, 2012
(Howard J Kerr)

SIGNATURES	TITLE	DATE

/s/ Jack E. Nelson*	Trustee	April 5, 2012
(Jack E. Nelson)

/s/ Suzanne H. Woolsey*	Trustee	April 5, 2012
(Suzanne H. Woolsey)

/s/ Hugo F. Sonnenschein*	Trustee	April 5, 2012
(Hugo F. Sonnenschein)

/s/ Sheri Morris	Vice President & Treasurer	April 5, 2012
(Sheri Morris)	(Principal Financial Officer)

*By:	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 30, 2011, filed herewith.

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT
11(a)	Consent of Stradley Ronon Stevens & Young, LLP
16	Powers of Attorney
17	Form of Proxy Cards